[american century logo]
                                    American
                                  Century(sm)

                                 PROSPECTUS AND
                                 PROXY STATEMENT

                                  JUNE 2, 1997

                      IMPORTANT VOTING INFORMATION INSIDE!

[front cover]


                                TABLE OF CONTENTS


Letter from the President......................................................1
Important Information You Should Consider......................................3
Special Meeting of Shareholders................................................7
Notice of Combined Prospectus/Proxy Statement..................................9
Comparison of Certain Information Regarding the Funds.........................10
Risk Factors..................................................................12
Transaction and Operating Expense Information.................................13
Additional Information about the Proposed Transaction.........................14
     Summary of Plan of Reorganization........................................14
     Description of Strategic Allocation: Conservative Securities.............15
     Reasons Supporting the Reorganization....................................16
     Federal Income Tax Consequences..........................................17
     Capitalization...........................................................17
Information about the Funds...................................................18
     Information about Strategic Allocation: Conservative.....................18
     Information about the Capital Manager Fund...............................19
     Fundamental Investment Restrictions......................................19
Information Relating to Voting Matters........................................20
     General Information......................................................20
     Voting and Revocation of Proxies.........................................21
     Record Date..............................................................21
     Quorum...................................................................21
     Shareholder Vote Required................................................22
     Cost of Proxy Solicitation...............................................22
     Certain Shareholders.....................................................22
     Appraisal Rights.........................................................23
     Annual Meetings..........................................................23
Additional Information........................................................24
     Litigation...............................................................24
     Financial Statements.....................................................24
     Other Business...........................................................25
     Shareholder Inquiries....................................................25
Management's Discussion of Fund Performance...................................25
Appendix I Standardized Fundamental Investment Restrictions...................34
Appendix II Current Fundamental Investment Restrictions.......................35



Table of Contents                                   American Century Investments


                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111


                                  June 2, 1997


Dear American Century Shareholder:

I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of Shareholders to be held on Wednesday, July 30, 1997. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

You are being asked to approve the combination of the Capital Manager fund with another American Century fund: the Strategic Allocation: Conservative fund.

The reason for the combination is that they are very similar funds, as you will see by reading the enclosed materials. Please note that if the fund combination is approved, the dollar value of your account(s) will not change.

After reviewing many factors, your Board of Trustees believes the combination is in your fund's and your best interests for the following reasons:

     o management and operational efficiences may be achieved by combining two similar funds into one;

     o    customer confusion  regarding which fund to choose will be eliminated;
          and;

     o    there will be no dilution of the interests of existing shareholders.

We encourage you to vote "FOR" the reorganization.

I know you are busy and may feel you don't have time to review the proxy materials and vote in time for the meeting. But your vote is very important. PLEASE TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and telephone calls.

To more efficiently handle this proxy solicitation, we have hired D.F. King & Co., Inc. to act as our proxy solicitor. If you have any questions or need any help in voting your shares, please call them at 1-800-755-3107. Any question they cannot respond to will be forwarded to us immediately.

Proxy Statement                                                                1



Thank you for your time in considering this important proposal. We believe the combination of these two funds will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                                     Sincerely,


                                                     /s/James M. Benham
                                                     James M. Benham
                                                     President and
                                                     Chairman of the Board


2                                                   American Century Investments


                              IMPORTANT INFORMATION
                               YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. More detailed information is available, as described elsewhere in this document. Please read all the enclosed proxy materials before voting. PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

If you own other American Century funds and/or accounts, you may receive additional proxy statements and proxy voting cards in a separate mailing. It is important that you vote ALL proxy cards that you receive.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

Your Board of Trustees has recommended reorganizing the Capital Manager fund by combining it with the Strategic Allocation: Conservative fund. The combination requires shareholder approval. The meeting will be held on Wednesday, July 30, 1997, at 10 a.m. Central time at the company's offices at 4500 Main Street, Kansas City, Missouri. Shareholders of record as of the close of business on May 16, 1997, are eligible to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The reorganization seeks to achieve operational and investment management efficiencies by combining two funds with the same investment objective and very similar asset allocation weightings, investment policies, approaches and procedures. Like your fund, Strategic Allocation: Conservative is an asset allocation fund that seeks to maximize total return by diversifying its investments among a mix of stocks, bonds and money market investments. Combining these two funds also will help eliminate confusion regarding which asset allocation fund to choose.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of the Capital Manager fund are being asked to approve the combination of their fund with the Investor Class of American Century's Strategic Allocation: Conservative fund. The reorganization will take the form of a sale of assets by the Capital Manager fund in exchange for shares of the Strategic Allocation fund. The Capital Manager fund will then distribute the shares it receives to its shareholders.

WHAT WILL I GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive Investor Class shares of Strategic Allocation: Conservative in an amount equal to the dollar value of your shares on the date the combination takes place (probably August
30th). Because the net asset value (price per share) of Capital Manager is higher than the net asset value of the Strategic Allocation Fund, you will receive more Strategic Allocation: Conservative shares than you


Proxy Statement                    Important Information You Should Consider   3



have of the Capital Manager fund, but the total dollar value of your account after the reorganization will be the same as before the reorganization.

WHAT ARE "INVESTOR CLASS" SHARES?

Strategic Allocation: Conservative has three classes of shares authorized for issuance -- the Investor Class, the Service Class and the Advisor Class. The Investor Class is the series of shares that is most like the single class of shares offered by the Capital Manager fund. Investor Class shares are sold without any commissions or other sales charges and are intended for purchase by retail, no-load investors. The other classes are primarily intended for purchase by institutional investors or through institutional distribution channels.

WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

AFTER REVIEWING MANY FACTORS, YOUR BOARD OF TRUSTEES UNANIMOUSLY DETERMINED THAT THE REORGANIZATION WAS IN THE BEST INTERESTS OF THE CAPITAL MANAGER FUND AND ITS SHAREHOLDERS. Some of the factors considered include:

     o    the similarity of the two funds' investment objectives and policies;

     o    the possibility of achieving management and operational efficiencies;

     o the fact that each fund's investment advisor is a wholly owned subsidiary of American Century Companies, Inc. and that the parent company is taking steps to consolidate all investment advisory activities into a single investment advisor;

     o the total expense ratio of Strategic Allocation: Conservative is the same as the total expense ratio of the Capital Manager fund after giving effect to the current Capital Manager expense cap (and much lower than the total expense ratio would have been for Capital Manager had there been no expense cap); and

     o    that  there  will  be  no  dilution  of  the   interests  of  existing
          shareholders.

HOW  WILL  THE  REORGANIZATION  AFFECT  THE  MANAGEMENT  TEAM  OF THE  STRATEGIC
ALLOCATION: CONSERVATIVE FUND?

Jeff Tyler, the lead portfolio manager for the Capital Manager fund, has served as lead manager for the Strategic Allocation: Conservative team since its inception. He will continue to serve in this capacity and oversee the work of the portfolio management team, which consists of managers from most major investment disciplines within the American Century family of funds. It is also expected that the other two Capital Manager portfolio managers, Brian Howell and Dong Zhang, will be added to the portfolio management team for the Strategic Allocation fund.

WILL THE  EXCHANGE  OF CAPITAL  MANAGER  FUND SHARES FOR  STRATEGIC  ALLOCATION:
CONSERVATIVE  SHARES  CAUSE  ME TO  REALIZE  INCOME  OR  CAPITAL  GAINS  FOR TAX
PURPOSES?

No. The exchange of shares in the reorganization will be tax-free. Your tax basis and holding period for your shares will be unchanged.


4   Important Information You Should Consider       American Century Investments


HOW DO THE FEE STRUCTURE AND TOTAL EXPENSE RATIO OF THE CAPITAL MANAGER FUND COMPARE TO THAT OF THE STRATEGIC ALLOCATION FUNDS?

Although each fund's total expense ratio is the same at an annual rate of 1.00% of average daily net assets, the funds' fee structures are quite different. In the Capital Manager fund, the fund (and hence, its shareholders) pay separate fees for investment advisory, administrative, custodial and transfer agency services. In addition, there are other expenses, such as the cost of annual audits, that are paid for by the fund. The total of all the fees is currently capped at a 1.00% annual fee (although, without the cap, actual fund expenses would be much higher at 1.20%). In contrast, the Strategic Allocation fund has a single, "all-inclusive" management fee per class. For the Investor Class of shares (the shares Capital Manager shareholders will receive if the reorganization is approved), the all-inclusive fee is a per annum fee of 1.00% of its first $1 billion of average net assets and 0.90% of average net assets over $1 billion. In exchange for the all-inclusive fee, the manager is responsible for paying all of the costs associated with providing or procuring all services for the fund except for taxes, interest, brokerage commissions, the fees and expenses of outside directors, and extraordinary items.

IS THE STRATEGIC ALLOCATION FUND RISKIER THAN THE CAPITAL MANAGER FUND?

Relative risk is difficult to assess with two funds that are as similar as these two, and not all experts agree on the definition of risk. But if you interpret "risk" to mean short-term price volatility, then we would probably expect Strategic Allocation: Conservative to have a slightly higher short-term risk than the Capital Manager Fund since a portion of the equity portfolio is managed by our aggressive equity management teams. That may result in slightly more short-term volatility than Capital Manager and slightly higher potential for long-term appreciation.

HOW DO I VOTE MY SHARES?

We've made it easy for you. You can vote by mail, phone, fax or in person at the Special Meeting. To vote by mail, sign and send us the enclosed proxy voting card in the envelope provided. You can fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D.F. King & Co., Inc., our proxy solicitor, can accept your vote over the phone -- simply call 1-800-755-3107. Or, you can vote in person at the Special meeting set for July 30, 1997.

If you have any questions regarding the proxy statement or need assistance in voting your shares, please call D.F. King & Co., Inc. at 1-800-755-3107.

IF I SEND MY PROXY IN NOW AS REQUESTED, CAN I CHANGE MY VOTE LATER?

Yes. A proxy can be revoked at any time by writing to us, by sending us another proxy, or by attending the meeting and voting in person. Even if you


Proxy Statement                    Important Information You Should Consider   5



plan to attend the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting.

WHEN AND HOW WILL THE COMBINATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is anticipated to take place on August 30, 1997. After both funds have calculated their net asset value on August 29, Capital Manager will transfer all of its assets and liabilities to Strategic Allocation: Conservative in exchange for the appropriate number of Investor Class shares of that fund. The Capital Manager fund will then make a liquidating distribution of those shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

HOW WILL THE DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. Strategic Allocation: Conservative has the same distribution, purchase, redemption and exchange policies and procedures as the Capital Manager fund.

WHERE CAN I GET MORE INFORMATION ABOUT BOTH FUNDS?

Both funds are registered with the Securities and Exchange Commission. As a result, each has a prospectus and statement of additional information with even more detailed information than is contained in this document. A copy of the Strategic Allocation: Conservative fund's Prospectus accompanies this Combined Prospectus/Proxy Statement. In addition, the Management's Discussion of Fund Performance of the Strategic Allocation fund's most recent Annual Report to Shareholders is included in this document on page 25. If you would like a copy of the Capital Manager fund's Prospectus, either fund's Statement of Additional Information or most recent Annual Reports, please call our proxy solicitor at 1-800-755-3107.

6  Important Information You Should Consider        American Century Investments


                            NOTICE OF SPECIAL MEETING
                                 OF SHAREHOLDERS

                         AMERICAN CENTURY MANAGER FUNDS

                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-345-2021

                           TO BE HELD ON JULY 30, 1997

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the American Century Capital Manager Fund, a portfolio of the American Century Manager Funds, will be held at the company's offices at 4500 Main Street, Kansas City, Missouri on Wednesday, July 30, 1997 at 10:00 a.m. (Central time) for the following purposes:

1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a) the transfer of substantially all of the assets and liabilities of the Capital Manager Fund to the American Century Strategic Allocation:
          Conservative Fund, a series of shares issued by American Century Strategic Asset Allocations, Inc., in exchange for Investor Class shares of that Fund;

     (b) the liquidating distribution of the Strategic Allocation: Conservative Fund shares to the shareholders of the Capital Manager Fund according to their respective interests; and

     (c) the termination under state law and the Investment Company Act of 1940, as amended, of the American Century Capital Manager Fund; and

2. To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournment(s) thereof.

The proposed reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on May 16, 1997 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.


Proxy Statement                    Notice of Special Meeting of Shareholders   7



WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO YOU WILL REPRESENTED AT THE MEETING.

The Board of Trustees recommends that you cast your vote FOR the reorganization.




                        By Order of the Board of Trustees

                        William M. Lyons
                        Executive Vice President

                        June 2, 1997




8    Notice of Special Meeting of Shareholders      American Century Investments


                              COMBINED PROSPECTUS/
                                 PROXY STATEMENT

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                         AMERICAN CENTURY MANAGER FUNDS


                                  June 2, 1997

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of the Capital Manager fund in connection with a Special Meeting of Shareholders to be held on Wednesday, July 30, 1997 at 10 a.m. Central time at the company's offices at 4500 Main Street, Kansas City, Missouri.

At the Special Meeting, shareholders of the Capital Manager fund are being asked to approve the combination of Capital Manager into American Century's Strategic
Allocation: Conservative fund.

Both funds involved in the reorganization are similarly managed diversified, open-end asset allocation mutual funds that seek to maximize total return by diversifying their investments among a similar mix of stocks, bonds and money market investments. The purpose of the reorganization is to achieve management and operational efficiencies by combining these two similar funds. Both funds have shares registered with the Securities and Exchange Commission.

This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the Investor Class shares of the Strategic Allocation: Conservative fund that are to be issued in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference.

A Statement of Additional Information, dated June 2, 1997, about your fund and Strategic Allocation: Conservative has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling or writing to us at the address or telephone number set forth below.

The principal executive offices of your fund and the Strategic Allocation fund are located at American Century Investments, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

A copy of the Strategic Allocation: Conservative fund Prospectus accompanies this document and is incorporated into it by reference.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission; some of it


Proxy Statement                           Combined Prospectus/Proxy Statement  9


is highly technical. If you have any questions about these materials or how to vote your shares, please call our proxy solicitor, D.F. King & Co., Inc., at 1-800-755-3107.

LIKE ALL MUTUAL FUND SHARES,  THE  SECURITIES  OF AMERICAN  CENTURY'S  STRATEGIC
ALLOCATION: CONSERVATIVE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by your fund, American Century Strategic Asset Allocations, Inc., or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING ONLY. IT IS NOT A SHAREHOLDER SEMINAR.


                        COMPARISON OF CERTAIN INFORMATION
                               REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of your fund and Strategic Allocation: Conservative. For additional information about the funds, see the section titled "Information About the Funds", starting on page 16 below.

                           Capital Manager                    Strategic Allocation: Conservative
------------------------------------------------------------------------------------------------
Type of Fund               Asset Allocation                   Asset Allocation

Investment Objective       Seeks maximum total return         Seeks as high a level  of total
                           (capital appreciation plus         return (capital appreciation plus
                           dividend income) consistent        dividend and interest income)
                           with prudent investment            as is consistent with the funds
                           risk.                              risk profile.

Total Expense Ratio        1.00%                              1.00%
(at 11/30/96)

Asset Allocation
Weightings --
Neutral Mix(1)

Equity Securities(2)       35%                                40%

Fixed-Income
Securities(2)              35%                                45%

------------

(1) The neutral mix is a benchmark as to how the fund's investments will be generally allocated among major asset classes over the long-term.

(2)  Includes  U.S.  securities  only for Capital  Manager,  but  includes  both
     Foreign and U.S. securities for Strategic Allocation: Conservative.


10   Comparison of Certain Information Regarding The Funds

                                                    American Century Investments



                           Capital Manager                    Strategic Allocation: Conservative
------------------------------------------------------------------------------------------------
Money Market
Securities                 15%                                15%
(Cash Equivalents)

Foreign Equity and
Fixed-Income
Securities                 12%                                 --(3)

Gold-Related and
Natural Resources-
Linked Investments         3%                                 --(3)

Operating Ranges

Equity Securities          25-45%(4)                          34-46%

Fixed-Income
Securities                 25-45%(4)                          38-52%

Money Market
Securities(Cash
Equivalents)               10-25%(4)                          10-25%

Foreign Equity
and Fixed- Income
Securities                 5-25%(4)                           7-17%(5)

Gold-Related
and Natural
Resources-Linked
Investments                0-10%(4)                           --

Investment Advisor         Benham Management                  American Century Investment
                           Corporation(6) ("BMC")             Management, Inc.(6) ("ACIM")

Transfer Agent             American Century Services          American Century Services
                           Corporation                        Corporation

Distributor                American Century Investment        American Century Investment
                           Services, Inc.                     Services, Inc.

Custodians                 Chase Manhattan Bank               Chase Manhattan Bank
                           Commerce Bank, N.A.

                           United Missouri Bank of
                           Kansas City, N.A.

Independent Auditors       KPMG Peat Marwick LLP(7)           Ernst & Young LLP(7)
                                                              Deloitte & Touche(8)

------------

(3)  Not a  separately  identified  asset  category  for  Strategic  Allocation:
     Conservative.

(4) Under extreme market conditions, the fund may adopt broader ranges for its asset classes as follows: 20-70% in U.S. stocks, 20-70% in U.S. bonds, 10-40% in cash equivalents, 0-40% in foreign securities, and 0-10% in specialty securities.

(5) Not a separately identified asset category for the Strategic Allocation fund.

(6)  BMC and  ACIM  are both  wholly  owned  subsidiaries  of  American  Century
     Companies, Inc. Through this and other proposals being submitted to fund shareholders, American Century is seeking to consolidate all of its investment advisory activities in ACIM.

(7)  For fiscal years ended prior to December 1, 1996.

(8)  Commencing with the fiscal year ending after December 1, 1996.


Proxy Statement     Comparison of Certain Information Regarding The Funds     11


                                  RISK FACTORS

Because the funds have the same investment objective and share very similar asset allocation weightings, investment policies, approaches and procedures, your Board of Trustees does not believe that the proposed reorganization exposes shareholders of the Capital Manager fund to any new or different risks than they are exposed to as shareholders of Capital Manager. For a discussion of the various investment policies, approaches and procedures of the Strategic Allocation fund, and the risks associated therewith, please see the accompanying Prospectus beginning at page 6.

The table below compares shareholder transaction expenses and annual fund operating expenses of the Capital Manager fund and the Investor Class of the Strategic Allocation: Conservative fund.


12   Risk Factors                                   American Century Investments

                                 TRANSACTION AND
                          OPERATING EXPENSE INFORMATION

                                                                                Strategic
                                                              Capital           Allocation:
                                                              Manager           Conservative
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases..............         none              none

Maximum Sales Load Imposed on Reinvested
  Dividends..........................................         none              none

Deferred Sales Load..................................         none              none

Redemption Fee(1)....................................         none              none

Exchange Fee.........................................         none              none


ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets)
--------------------------------------------------------------------------------------
Management Fees......................................         0.46%(2)          1.00%(3)

12b-1 Fees...........................................         none              none

Other Expenses.......................................         0.54%(2)          0.00%(4)

Total Fund Operating Expenses........................         1.00%(2)          1.00%


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2)  The  fund's  investment  advisor  has  agreed  to limit  the  fund's  total operating expenses to specified percentages of the fund's average daily net assets.  The  agreement  provides  that the  advisor  may  recover  amounts absorbed  on behalf of the fund during the  preceding  11 months if, and to the extent that,  for any given  month,  fund  expenses  were less than the expense  limit in effect at that time.  The current  expense  limit for the fund is 1.00%.  This expense limit is subject to annual renewal in June. If the expense limit was not in effect, the Management Fee, Other Expenses and
     Total Operating  Expenses for Capital Manager would have been 0.66%,  0.54%
     and 1.20%, respectively.

(3)  The fund  pays an  annual  management  fee  equal to 1.00% of its  first $1 billion of average net assets and .90% of average net assets over $1 billion.

(4) Other Expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the fund's most recent fiscal year.


Proxy Statement          Transaction and Operating Expense Information        13



                                                                                Strategic
                                                              Capital           Allocation:
                                                              Manager           Conservative

EXAMPLE:
--------------------------------------------------------------------------------------
You would pay the following expenses.................1 year      $ 10             $ 10
on a $1,000 investment, assuming a 5%................3 years       32               32
annual return and redemption at the..................5 years       55               55
end of each time period.(5)..........................10 years     122              122

(5) Assumes that the average net assets of Strategic Allocation: Conservative remain constant at less than $1 billion.

The purpose of the table is to help you compare the various costs and expenses that shareholders bear, directly or indirectly, as a result of owning shares of the funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                          ADDITIONAL INFORMATION ABOUT
                            THE PROPOSED TRANSACTION


SUMMARY OF PLAN OF REORGANIZATION
---------------------------------

Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization, a copy of which is included in the Statement of Additional Information. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 29, 1997, but before (or as of) the opening of business on September 2, 1997. However, the Agreement gives the officers of the funds the flexibility to choose another date.

Exchange of Assets. After the close of business on August 29th (or such other business day as selected by the manager), both funds will determine


14   Additional Information About the Proposed Transaction

                                                    American Century Investments



the value of their assets and liabilities in the same manner as described on page 23 of the accompanying Prospectus. The assets and liabilities of the Capital Manager fund will then be transferred to Strategic Allocation:
Conservative in exchange for that number of full and fractional shares (rounded to the third decimal place) of Investor Class shares that have the same aggregate net asset value as the value of the net assets received in the exchange. The Capital Manager fund will retain enough cash to pay any unpaid dividends and distributions payable by the fund.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF CAPITAL MANAGER. Immediately after the exchange of its assets for Strategic Allocation: Conservative shares, Capital Manager will distribute pro rata all of the shares it receives in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of the Capital Manager fund will be redeemed and canceled and its stock books closed. As a result, Capital Manager shareholders will become shareholders of the Strategic Allocation: Conservative fund. The investment advisor for Capital Manager will then take steps to withdraw that investment company's registration under applicable federal securities laws and dissolve it under applicable state law.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of the Capital Manager fund shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement and Plan of Reorganization contains representations and warranties made by each fund to the other concerning the fund's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization for the benefit of both funds. The conditions to closing require approval of the reorganization by Capital Manger fund shareholders, that all representations of the other fund be true in all material respects, receipt of the legal opinion described on page 17 under the caption "Federal Income Tax Consequences," and other matters that are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement and Plan of Reorganization may be terminated by either fund as a result of a failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under Maryland law, the state of organization of the Strategic Allocation funds.


DESCRIPTION OF STRATEGIC ALLOCATION: CONSERVATIVE SECURITIES
------------------------------------------------------------

The Strategic Allocation: Conservative fund is one of three series of shares offered by American Century Strategic Asset Allocations, Inc. Each


Proxy Statement       Additional Information About the Proposed Transaction   15


series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American  Century is authorized to issue three classes of Strategic  Allocation:
Conservative: the Investor Class, the Service Class and the Advisor Class. The Investor Class is the series of shares that is most like the single class of shares offered by Capital Manager. Investor Class shares have no up-front charges, commissions or 12b-1 fees. The other classes are primarily intended for purchase by institutional investors or through institutional investment channels. They have different fees, expenses and/or minimum investment requirements.

Your Board of Trustees believes there are no material differences between the rights of a Capital Manager fund shareholder and the rights of a shareholder of the Strategic Allocation: Conservative fund's Investor Class. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the fund or class of a fund affected. Matters affecting only one fund or class of a fund are voted upon only by that fund or class.

The Strategic Allocation fund's activities are overseen by a Board of Directors, rather than a Board of Trustees. The function of the Board of Directors is the same as the function of the Board of Trustees of your fund.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act of 1940, it is not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION
-------------------------------------

The reasons supporting the combination of these two funds are described fully in the second question of the Q&A at the front of this document. Capital Manager was started by its investment advisor before the combination of the Benham family of mutual funds and the Twentieth Century family of mutual funds.

The Strategic Allocation funds were the first funds launched by the combined Twentieth Century/Benham organization. By design, the Strategic Allocation funds draw on the management expertise of the major investment disciplines within the combined mutual fund complex. After a year of operating two funds that have the same investment objective and substan-


16   Additional Information About the Proposed Transaction

                                                    American Century Investments



tially similar asset allocation weightings, investment policies, approaches and procedures, American Century believes that combining the funds will create operational and management efficiencies. In addition, the combination will help eliminate customer confusion regarding which asset allocation fund to choose.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------

Consummation of the reorganization is subject to the condition that we receive a legal opinion from Dechert, Price & Rhoads to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, the Capital Manager Fund or Strategic Allocation: Conservative, (ii) your basis in the Strategic
Allocation: Conservative shares that you receive will be the same as your basis in the Capital Manager fund shares held by you immediately prior to the reorganization, and (iii) your holding period for the Strategic Allocation shares will include your holding period for your Capital Manager shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the opinion of counsel referred to above. That opinion is not binding on the IRS and does not preclude them from taking a contrary position. The opinion from Dechert Price & Rhoads does not cover state or local taxes and you should consult your own advisors concerning the potential tax consequences.

The Agreement and Plan of Reorganization provides that the Capital Manager Fund will declare a dividend or dividends prior to the reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of Capital Manager all undistributed ordinary income earned and net capital gains realized up to and including the Effective Time of the reorganization. The distribution is necessary to ensure that the reorganization will not create tax consequences to the fund. The distributions to shareholders generally will be taxable to the extent ordinary distributions are taxable to such shareholders.

CAPITALIZATION
--------------

As of November 30, 1996, the capitalization of the Capital Manager fund and the Investor Class of Strategic Allocation: Conservative are $71,103,547 and $35,424,921, respectively, and the pro forma capitalization of the Investor Class of Strategic Allocation: Conservative, as adjusted to give effect to the reorganization, is $106, 532,478. If the reorganization is consummated, the capitalization of the Strategic Allocation: Conservative fund will be different at the Effective Time of the reorganization as a result of market fluctuations of the funds' portfolio securities and purchase and redemption activity in the funds.


Proxy Statement      Additional Information About the Proposed Transaction    17


                           INFORMATION ABOUT THE FUNDS

STRATEGIC ALLOCATION: CONSERVATIVE
----------------------------------

Complete information about Strategic Allocation: Conservative is contained in its Prospectus accompanying this Combined Prospectus/Proxy Statement. The content of that Prospectus is incorporated into this document by reference. Below is a list of types of information about Strategic Allocation: Conservative and the pages in the enclosed Prospectus where that information can be found.

INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
FOLLOWING ITEMS:                                          FOLLOWING PLACES:
------------------------------------------------------------------------------------------------

Condensed financial information about                     See Financial Highlights, page 5 of the
the fund                                                  Prospectus

Organization and proposed  operation                      See Further  Information  About American
of the fund,  including a description of its              Century,  page 28, Investment Policies of the
investment objectives and policies, and how               Funds pages 6-9, and Other Investment Practices,
the fund seeks to achieve such objective                  Their Characteristics and Risks, pages 9-14

A description of the individuals who                      See Management - Investment Management,
will be managing the fund, the services the               pages 25-27
investment manager will provide, and its fees

The fund's policy with respect to dividends               See Distributions, page 24, and Taxes,
and distributions and tax consequences                    pages 24-25
of an investment in the fund.

An explanation of "net asset value"                       See When Share Price is Determined and How
of your shares.                                           Share Price is Determined, pages 23-24

Information about transaction and                         See Transaction and Operating Expense Table,
operating expenses                                        page 4

Information about distribution of the                     See Distribution of Fund Shares, page 28,
fund's shares, such as the name of the fund's             and Transfer and Administrative Services,
transfer agent and dividend-paying agent,                 page 27
distributor of fund shares, and charges that
may be imposed by broker-dealers

The fund's minimum initial and                            See How to Open An Account, pages 16-17
subsequent investments

Information  regarding the classes of securities,         See Further Information About American
description of any 12b-1 Plan and discussion of           Century, page 28
voting rights and restrictions of shareholders

Procedures for redeeming shares, refusals                 See How to Redeem Shares, pages 18-19,
to honor redemption requests and involuntary              Special Requirements for Large Redemptions,
redemption of shares                                      page 19, and Redemption of Shares in
                                                          Low-Balance Accounts, page 19


The  manager's   discussion  of  fund  performance  for  Strategic   Allocation:
Conservative  for the fiscal  year ended  November  30, 1996 is included in this
Proxy Statement on page 25.


18   Information About the Funds                    American Century Investments


CAPITAL MANAGER
---------------

Complete information about the Capital Manager Fund is contained in its Prospectus, which is available to you by calling 1-800-755-3107. The content of that Prospectus is incorporated into this document by reference. Below is a list of types of information about the Capital Manager Fund and the pages in the Capital Manager Fund Prospectus where that information can be found.

INFORMATION ABOUT THE                                     CAN BE FOUND IN THE
FOLLOWING ITEMS:                                          FOLLOWING PLACES:
------------------------------------------------------------------------------------------------

Condensed financial information                           See Financial Highlights, page 5 of
                                                          the Prospectus

Organization and proposed operation of                    See Further Information About American
the fund, including a description of its                  Century, page 26, Investment Policies of the
investment objectives and policies and how                Fund, pages 6-9, Risk Factors and Investment
the fund seeks to achieve such objectives                 Techniques, pages 9-10, and Other Investment
                                                          Practices, Their Characteristics and Risks,
                                                          pages 10-14

A description of the individuals who                      See Management - Investment Management,
will be managing the fund, the services the               pages 24-25
investment manager will provide, and its fees

The fund's policy with respect to dividends               See Distributions, page 23, and Taxes,
and distributions and tax consequences                    pages 23-24
of an investment in the fund

An explanation of "net asset value" of                    See When Share Price is Determined and
your shares                                               How Share Price is Determined, page 22

Information about transaction and operating               See Transaction and Operating Expense Table,
expenses                                                  page 4

Information about distribution of the fund's              See Distribution of Fund Shares, page 25-26,
shares, such as the name of the fund's transfer           and Transfer and Administrative Services,
agent and dividend-paying agent, distributor              page 25
of fund shares, and charges that may be
imposed by broker-dealers

The fund's minimum initial and subsequent                 See How to Open An Account, pages 16-17
investments

Discussion regarding the Fund's voting rights             See Further Information About American
and restrictions of shareholders                          Century, page 26

Procedures for redeeming shares, refusals                 See How to Redeem Shares, pages 18-19, and
to honor redemption requests and involuntary              Redemption of Shares in Low-Balance
redemption of shares                                      Accounts, pages 18-19


Proxy Statement                            Information About the Funds        19


FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------

Neither the Capital Manager Fund nor the Strategic Allocation: Conservative fund may change its investment objective or any of its investment policies designated as "fundamental" in the Prospectus or Statement of Additional Information without shareholder approval. Both funds have the same investment objective and similar, but not identical, investment policies.

The Strategic Allocation: Conservative fund's shareholders are currently considering proposals to modify certain of the fund's investment restrictions in order to make them consistent with the other funds within the American Century family of funds. If you would like to review those policies as proposed, they are set forth in Appendix I. There is no assurance that the fund's shareholders will approve these proposals and their approval is not a condition to closing the proposed reorganization. If the Strategic Allocation: Conservative shareholders do not approve the proposed revisions, then the existing limitations, which are similar but not identical to those proposed, will remain in effect. If you would like to review the Strategic Allocation: Conservative fund's current investment limitations, they are set forth in Appendix II.

If the reorganization proposed by this proxy is not approved, it is anticipated that the manager will propose that the Board of Trustees approve the submission to a vote of shareholders of Capital Manager of substantially similar policies as those set forth in Appendix I in order to make its investment restrictions consistent with the other funds within the American Century family of funds.


                              INFORMATION RELATING
                                TO VOTING MATTERS


GENERAL INFORMATION
-------------------

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Capital Manager Fund. To more efficiently handle the proxy solicitation, American Century Investment Management, Inc. has hired D.F. King & Co., Inc. to act as proxy solicitor. Proxies may also be solicited by officers and employees of the investment advisors of the funds, their affiliates and employees. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the


20   Information Relating to Voting Matters         American Century Investments



Combined Prospectus/Proxy Statement and proxy voting card. If you have any questions regarding voting your shares or the proxy, you should call D.F. King & Co., Inc. at 1-800-755-3107.

VOTING AND REVOCATION OF PROXIES
--------------------------------

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. This will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts.

You may also fax your vote by signing the proxy voting card and faxing both sides of the card to 1-888-PROXY-FAX (1-888-776-9932). D.F. King & Co. can also accept your vote over the phone by simply calling 1-800-755-3107. If you return your proxy to us, we will vote it exactly as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" the reorganization.

Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE
-----------

Only shareholders of record at the close of business on May 16, 1997 will be entitled to vote at the meeting.

QUORUM
------

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Meeting of Shareholders is 40% of the outstanding shares of the fund entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.


Proxy Statement                   Information Relating to Voting Matters      21


SHAREHOLDER VOTE REQUIRED
-------------------------

The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding shares of the Capital Manager fund in accordance with the provisions of the Declaration of Trust and the requirements of the Investment Company Act. The term "majority of the outstanding shares" means more than 50% of its outstanding shares.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

The  approval  of the  reorganization  by  the  shareholders  of  the  Strategic
Allocation: Conservative fund is not being solicited because their approval or consent is not legally required.

COST OF PROXY SOLICITATION
--------------------------

The cost of the proxy solicitation and shareholder meeting will be borne by American Century Investment Management, Inc. and not by the shareholders of either fund.

CERTAIN SHAREHOLDERS
--------------------

The following tables list, as of May 5, 1997, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of the Capital Manager fund, or 5% or more of the Investor Class of the Strategic Allocation: Conservative fund. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds on May 5, 1997.

SHAREHOLDER                                      NUMBER OF        % OF              % OWNED AFTER
NAME AND ADDRESS                                 SHARES           OWNERSHIP         REORGANIZATION
------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative Fund

American Century Investment
Management, Inc.
Kansas City, MO                                  3,526,322        33.6%             13.3%

The Chase Manhattan
Bank N.A. Trustee for
GEC-USA Employees Savings
& Investment
New York, NY                                     1,697,053        16.2%             6.4%



Capital Manager Fund

None                                                 --            --                --


22   Information Relating to Voting Matters         American Century Investments



At May 5, 1997, the Trustees and officers of the issuer of the Capital Manager fund, as a group, owned less than 1% of the outstanding shares of your fund. At May 5, 1997, the Directors and officers of the issuer of the Strategic
Allocation: Conservative fund, as a group, owned less than 1% of the outstanding shares of the Strategic Allocation: Conservative fund.

APPRAISAL RIGHTS
----------------

Shareholders of the Capital Manager fund are not entitled to any rights of share appraisal under the fund's Declaration of Trust, or under the laws of the Commonwealth of Massachusetts.

Shareholders have, however, the right to redeem their Capital Manager fund shares until the reorganization, and thereafter, shareholders may redeem from American Century Strategic Asset Allocations, Inc. the Strategic Allocation:
Conservative fund shares received in the reorganization. Any such redemption will be made at the fund's net asset value as determined in accordance with the fund's then-current prospectus.

ANNUAL MEETINGS
---------------

American Century Strategic Asset Allocations,  Inc., the issuer of the Strategic
Allocation: Conservative fund, intends to hold an annual meeting of shareholders for the election of directors, the ratification of the appointment of auditors, the modification of certain fundamental policies (described above in the section titled "Fundamental Investment Restrictions," page 19) and such other business as may properly come before the meeting. That meeting is also scheduled to be held on Wednesday, July 30, 1997. Unless you are a shareholder of Strategic
Allocation: Conservative on the record date for that meeting (May 16, 1997), you will not be entitled to vote at that fund's shareholders meeting.

Thereafter, American Century Strategic Asset Allocations, Inc. does not intend to hold annual meetings of shareholders. Shareholders of Strategic Allocation:
Conservative have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the holders of record of 10% or more of the fund's votes. To the extent required by law, American Century
Strategic Asset Allocations, Inc. will assist in shareholder communications on such matters.

The Capital Manager Fund does not intend to hold an annual meeting of shareholders this year for the election of trustees or the ratification of the appointment of auditors.


Proxy Statement                   Information Relating to Voting Matters      23


                             ADDITIONAL INFORMATION

Information about the Capital Manager Fund is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated April 1, 1997. Information about American Century Strategic Asset Allocations, Inc. is incorporated herein by reference from its Prospectus and Statement of Additional Information, each dated April 1, 1997. Copies of any of those documents may be obtained without charge by writing or calling D.F. King & Co., Inc. at 1-800-755-3107.

Reports and other information filed by Capital Manager and American Century Strategic Asset Allocations, Inc. may be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates or by accessing the Web site maintained by the SEC (www.sec.gov).

LITIGATION
----------

Neither the Capital Manager fund nor American Century Strategic Allocations, Inc. is involved in any litigation or proceeding.

FINANCIAL STATEMENTS
--------------------

The financial highlights and financial statements for the Capital Manager Fund for the fiscal year ended November 30, 1996 are contained in its Annual Report to Shareholders and in the Prospectus and Statement of Additional Information, each dated April 1, 1997, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Strategic Allocation: Conservative fund for the fiscal year ended November 30, 1996 are contained in its Annual Report to Shareholders and in the Prospectus and Statement of Additional Information dated April 1, 1997, which are incorporated by reference in this Combined Prospectus/Proxy Statement.

The audited financial statements of the Capital Manager fund for the fiscal year ended November 30, 1996, contained in its Annual Report and incorporated by reference in this Combined Prospectus/Proxy Statement, have been incorporated herein in reliance on the reports of KPMG Peat Marwick LLP, independent auditors, given upon the authority of such firm as experts in accounting and auditing.

The audited financial statements of the Strategic Allocation: Conservative Fund for the fiscal year ended November 30, 1996, contained in its Annual Reports and incorporated by reference in this Combined Prospectus/Proxy Statement, have been audited by Ernst & Young LLP, independent public accountants, as indicated in their reports with respect thereto and is incor-


24   Additional Information                         American Century Investments


porated herein in reliance upon the authority of said firm as experts in accounting and auditing.

OTHER BUSINESS
--------------

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES
---------------------

Shareholder inquiries may be directed to D.F. King & Co., Inc. at 1-800-755-3107 or addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY VOTING CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY VOTING CARD EVEN IF YOU ARE PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


                             MANAGEMENT'S DISCUSSION
                               OF FUND PERFORMANCE
                       STRATEGIC ALLOCATION: CONSERVATIVE

The following are excerpts of management's discussion of fund performance from the Annual Report dated November 30, 1996, of the Strategic Allocation:
Conservative Fund. For a complete copy of the report, please call D.F. King & Co., Inc. at 1-800-755-3107.

PERIOD OVERVIEW
---------------

U.S. STOCKS

Repeating their 1995 performance, U.S. stocks posted strong returns in 1996. For the year ended November 30, 1996, the major U.S. stock indices (such as the S&P 500 and Nasdaq Composite) produced returns in excess of 20% and repeatedly reached record highs throughout the year.

Strong corporate earnings growth was the main reason for the 1995 stock rally, but this year's gains were driven primarily by incoming cash flows. Investors poured more than $200 billion into stock mutual funds in 1996, nearly doubling the record set in 1993. This remarkable demand pushed stock prices higher and prompted a slew of stock offerings from both established and newly public companies.



Proxy Statement                                     Management's Discussion   25


Although U.S. stock returns were strong across the board, changing investor behavior led to a divergence between the performance of large-capitalization stocks (such as those in the S&P 500) and small-capitalization stocks (such as those in the Russell 2000). Evidence of weaker economic growth in the last three months of the period fueled concerns about slowing earnings growth. As a result, many investors migrated to the largest, most liquid companies available, and this "flight to quality" pushed large-cap stocks up dramatically. Between September and November, the S&P 500 surged by more than 16%, while the small-cap Russell 2000 rose by less than 7% during the same period (see the accompanying table for one-year returns).

Financial and consumer stocks were among the top-performing industry sectors, along with selected technology shares. Lagging sectors included steel companies and electric utility stocks.

U.S. BONDS

It was a "coupon-clipping" year in the U.S. bond market--slight bond price losses during the year ended November 30 were largely offset by interest coupon payments. For example, the two-year Treasury note posted a total return of 5.17% during the period, while the 30-year Treasury bond returned 3.66% (see the accompanying table for broad bond index returns).

However, the sedate returns masked some bond market volatility during the period. After falling in late 1995, bond yields soared in the first and second quarters of 1996 when signs of stronger economic growth sparked inflation fears. The 30-year Treasury bond yield, which had fallen as low as 6% in January, rose above 7% by May as the market priced in a short-term interest rate increase by the Federal Reserve. This change in yield equated to a bond price decline of more than 12%.

Bonds traded listlessly throughout the summer, reflecting the market's uncertainty about the economic outlook. But the Fed held short-term interest rates steady through the end of the period, and increasing evidence of moderating economic growth ultimately convinced the bond market that a rate hike was unnecessary. This conclusion sparked a substantial rebound in the bond market--Treasury yields fell across the maturity spectrum throughout October and November.

Mortgage-backed securities, with their higher yields, were the top-performing fixed-income sector during the period. Among other bond sectors, corporate bonds outperformed Treasury and government securities. The strengthening economy led to improving business conditions and better credit quality among corporate securities, which in turn enhanced the price gains of corporate bonds.


26  Management's Discussion                         American Century Investments


U.S. STOCK MARKET PERFORMANCE

For the one-year period ended November 30, 1996

S&P 500                                                          27.87%
Russell 2000                                                     16.52%


U.S. BOND MARKET PERFORMANCE

For the one-year period ended November 30, 1996

Salomon Brothers Broad Investment Grade Bond Index                5.98%
Lehman Aggregate Bond Index                                       6.07%



PERIOD OVERVIEW
---------------

FOREIGN STOCKS

Global stock returns were mixed but generally positive during the year ended November 30. Although a number of foreign equity markets experienced gains that rivaled or exceeded those of the U.S. stock market, the Morgan Stanley EAFE(R) Index--a broad measure of international stock performance--returned just 11.76% (in U.S. dollar terms) during the period.

Part of the EAFE(R)'s underperformance relative to the U.S. stock market was a result of the stronger U.S. dollar. The dollar rose by 6% against the German mark and 13% against the Japanese yen during the year. But even if the currency translation is eliminated (see the accompanying table), the EAFE(R)'s return still fell short of the U.S. stock market's performance. The main reason was the performance of the two largest EAFE(R) components, Japan and the United Kingdom. These two markets, which together make up more than half of the EAFE(R), produced fairly modest gains compared to those in the U.S. and elsewhere.

Among specific countries, the stock markets in northern Europe posted strong gains, with the Netherlands, France and the Scandinavian countries each returning more than 30%. Several Eastern European countries, including Poland and the Czech Republic, also produced solid returns. Hong Kong was the top performer among Asian markets, while the Venezuelan stock market led the emerging markets with a return of over 200% during the period (reduced to just under 100% by currency losses).

FOREIGN BONDS

In general, foreign bond markets outperformed the U.S. bond market during the year ended November 30, but currency losses evened the score for U.S. investors. The Salomon Brothers Non-U.S. World Government Bond Index, a broad index of foreign bonds, posted a total return of 5.72% in U.S. dollar terms during the one-year period, compared with a 5.98% return for the Salomon Brothers Broad Investment Grade Bond Index, a broad index of domestic bonds. But in local currencies, the foreign bond index returned 10.70%.

Many foreign bond markets, especially those in Europe, benefited from slow economic growth and a trend toward fiscal responsibility. Most European


Proxy Statement                                     Management's Discussion   27


governments spent the past year lowering short-term interest rates while trying to reduce their budget deficits before European Economic and Monetary Union
(EMU) occurs in 1999. Lower rates and smaller deficits are both favorable for bond prices, and market returns reflected these conditions.

The best performers during the one-year period were the "high-yielding" countries in western Europe (Italy, Spain, Sweden). In the past, bond issuers in these countries were forced to pay higher yields on their bonds because of the threat of currency devaluations. However, the currency concerns are disappearing because these countries are expected to join EMU, which will have a more stable currency. As a result, the yields in these countries are converging with the rest of the continent. Two years ago, Italian 10-year bonds were yielding around 12%, while comparable German bonds had a yield of 7%. More recently, Italian bonds yielded about 8%, compared to a 6% yield for German bonds. This spread should continue to narrow as EMU approaches.


FOREIGN STOCK MARKET PERFORMANCE

For the one-year period ended November 30, 1996

Morgan Stanley EAFE(R)Index (in U.S. dollars)                     11.76%
Morgan Stanley EAFE(R)Index (in local currencies)                 16.62%


FOREIGN BOND MARKET PERFORMANCE

For the one-year period ended November 30, 1996

Salomon Brothers Non-U.S. World Government
  Bond Index (in U.S. dollars)                                    5.72%
Salomon Brothers Non-U.S. World Government
  Bond Index (in local currencies)                               10.70%



CUMULATIVE TOTAL RETURNS

(as of November 30, 1996)(1)

                                                     6 Months       Life of Fund
Investor Class(2) (inception 2/15/96)

Strategic Allocation: Conservative...................    6.34%             7.02%
S&P 500(3)...........................................   14.41%            18.17%
Lehman Aggregate Bond Index(3).......................    7.31%          5.75%(5)
Three-Month U.S. Treasury Bill(3)....................    2.55%          3.82%(5)
Average Income Fund(4)...............................    7.48%            10.31%


(1)  Returns are defined in the Glossary on page 53 of the Annual Report.

(2)  See page 51 of the Annual Report for share class descriptions.

(3) See page 52 of the Annual Report for more information about these comparative indices.

(4) According to Lipper Analytical Services. See page 52 of the Annual Report for more information on Lipper and the fund's category.

(5) Return since 2/29/96, the date closest to the fund's inception date for which index return data is available.


28   Management's Discussion                        American Century Investments

[mountain graph - data below]

GROWTH OF $10,000 OVER THE LIFE OF THE FUND


      STRATEGIC:             S&P          LEHMAN AGG          THREE MONTH
     CONSERVATIVE            500          BOND INDEX         T-BILL INDEX
         $10,000            $10,000         $10,000             $10,000
         $10,040            $10,133          $9,930             $10,041
         $10,145            $10,269          $9,875             $10,082
         $10,186            $10,504          $9,855             $10,125
         $10,221            $10,586          $9,987             $10,167
         $10,037            $10,102         $10,014             $10,211
         $10,160            $10,292          $9,997             $10,254
         $10,440            $10,911         $10,172             $10,297
         $10,584            $11,197         $10,397             $10,339
         $10,832            $12,018         $10,575             $10,382


Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data quoted is for Investor Class only; performance for other classes will vary due to differences in fee structures (see the Cumulative Total Returns table above). The chart begins on 2/29/96 because it is the date closest to the fund's 2/15/96 inception date for which index return data is available. The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total return lines of the indices do not.

[pie chart]

ASSET ALLOCATION
(as of November 30, 1996)

Percent of Investments
--------------------------------------------
U.S. Stocks                            30.7%
Foreign Stocks                          8.7%
U.S. Bonds                             39.3%
Foreign Bonds                           5.6%
Money Market Securities                15.7%

See page 52 of the Annual Report for the fund's neutral asset mix.


STRATEGIC ALLOCATION: CONSERVATIVE
----------------------------------

MANAGEMENT Q & A

An interview with Jeff Tyler, vice president and lead portfolio manager of American Century Strategic Allocation: Conservative.

HOW DID THE FUND PERFORM?

From its inception date on February 15, 1996, through November 30, 1996, the fund's Investor Class shares posted a total return of 7.02%, compared with the 10.31% average return of the 47 "Income Funds" tracked by Lipper Analytical Services. (See the table on the previous page for other fund performance comparisons.)


Proxy Statement                                     Management's Discussion   29


WHY DID THE FUND UNDERPERFORM ITS PEER GROUP AVERAGE?

One reason is the fund had a higher-than-normal percentage of its assets in cash during the first few months of its existence. Second, the fund's asset allocation structure is a little more conservative--that is, it holds fewer stocks--than most of the funds in this group, and this tends to be a handicap when stocks are the best-performing sector, as they have been since the fund's inception. In addition, the fund has a relatively rigid asset allocation structure, whereas many of its "peers" have a great deal of flexibility in their asset selection.

WITHIN ITS OPERATING RANGES, HAS THE FUND'S ASSET MIX CHANGED MUCH SINCE ITS INCEPTION?

As I mentioned before, the fund had a relatively high cash balance early in the period. Once the excess cash was put to work, the fund was slightly overweighted in U.S. bonds, which offered good relative value after suffering losses during the first half of 1996. We also reduced the fund's U.S. stock holdings to pursue relatively attractive values in foreign equities. By the end of the period, we returned the fund to a roughly neutral asset mix. However, we have maintained a slight shading toward foreign stocks within the fund's equity component.

DO YOU PLAN TO CONTINUE THIS ASSET MIX GOING FORWARD?

Yes. We currently see more value overseas, so we'll probably maintain the fund's current foreign stock and bond positions.

YOU MENTIONED THAT YOU HAD CUT BACK ON THE FUND'S U.S. STOCK POSITION OVER THE PAST SIX MONTHS, BUT NOW YOU'VE TAKEN A MORE NEUTRAL POSITION. WHAT'S YOUR OUTLOOK FOR DOMESTIC STOCKS?

Conditions remained favorable for U.S. stocks during the last six months--economic growth moderated, inflation remained low, corporate earnings growth held up and cash flows kept pouring into the market. But after the market's 75% gain over the past two years, we have some concerns about domestic stocks. Our two biggest concerns going forward are the possibility of slowing corporate earnings growth and rising labor costs. A slower U.S. economy will likely lead to a slowdown in the growth of corporate profits, and the recent record lows in unemployment suggest that we could see increased wage pressures in 1997.

Despite these reservations, we do see some potential value in the domestic stock market, especially among smaller companies. Small-cap stocks have lagged their large-cap counterparts in recent months and are therefore relatively attractive. The catalyst for a small-cap stock rally may be capital gains legislation--if Congress passes a reduction in the capital gains tax rate, small-cap stocks could benefit from increased demand for aggressive growth shares.

BUT YOU SEE MORE OPPORTUNITIES AMONG INTERNATIONAL STOCKS?

Absolutely. Despite good returns over the past couple of years, foreign stocks continue to look attractive to us from a relative value perspective.


30   Management's Discussion                        American Century Investments


Foreign markets should benefit from better economic conditions--while the U.S. economy is slowing, economies in other parts of the world are just beginning to rebound. Europe in particular should benefit from resurgent economic growth and government deficit-reduction efforts. The one puzzling area is Japan, where the stock market has been as inconsistent as the country's economic fortunes. We are keeping a close eye on the Japanese economy because it has profound implications for both foreign stock markets and the U.S. bond market.

WHAT'S THE CONNECTION BETWEEN THE JAPANESE ECONOMY AND THE U.S. BOND MARKET?

In the U.S., economic growth and inflation have been relatively moderate and steady over the past five years, at 2% and 3%, respectively. But the bond market has been surprisingly volatile despite such calm economic conditions. One of the main causes of this volatility has been the fluctuating demand for bonds from foreign central banks, especially the Bank of Japan (BOJ).

In an effort to pull the Japanese economy out of recession, the BOJ lowered interest rates and took steps to weaken the Japanese currency. To weaken the yen, the BOJ purchased U.S. dollars and invested them in U.S. bonds. As a result, the BOJ has become a major factor in the U.S. bond market over the past five years. If the Japanese economy recovers more fully in 1997, demand from the BOJ for U.S. bonds would likely decline, and this could have a significant impact on the domestic bond market and U.S. interest rates.

WHAT ELSE DO YOU SEE IN STORE FOR THE U.S. BOND MARKET?

The U.S. economy slowed during the last half of 1996 from the rapid pace it established earlier in the year. If these moderate economic conditions persist, we expect bonds to trade in a fairly narrow range over the next few months.
However, we're watching a couple of factors closely. As I mentioned before, we're concerned about the potential impact of rising labor costs on inflation. We're also keeping an eye on Congress, which will consider a balanced federal budget and entitlement reform in the coming year. The outcome of these debates could have an effect on bond prices in 1997.

WHY ARE THE FUND'S FOREIGN BOND HOLDINGS CONCENTRATED IN EUROPE?

European bonds should benefit from the progress that many European governments have made toward reducing their budget deficits. Unfortunately, the good news in Europe is offset by unfavorable scenarios in other global fixed-income markets. In Japan, bond yields are at historic lows, providing minimal income and little potential for price appreciation.

Investment terms are defined in the Glossary on page 53 of the Annual Report.


Proxy Statement                                     Management's Discussion   31


FUND'S U.S. STOCKS

(as of November 30, 1996)

Number of Companies.........................      175
Dividend Yield..............................    2.03%
Price/Earnings Ratio........................     20.8


                                          % of Fund's              % of
                                          U.S. Stocks              Fund

TOP 5 U.S. STOCKS

Exxon Corp..................................     3.2%              1.0%
Giant Food Inc. CI A........................     1.6%              0.5%
Dillard Department Stores, Inc. CI A........     1.5%              0.5%
BellSouth Corp..............................     1.5%              0.5%
CSX Corp....................................     1.4%              0.4%


FUND'S FOREIGN STOCKS

(as of November 30, 1996)

Number of Companies.........................      61
Dividend Yield..............................   1.48%
Price/Earnings Ratio........................    28.3


                                            % of Fund's            % of
                               Country    Foreign Stocks           Fund

TOP 5 FOREIGN STOCKS

Sandoz AG                  Switzerland           6.3%              0.6%
Sankyo Co. Ltd.                  Japan           5.9%              0.5%
Siebe plc                         U.K.           3.9%              0.3%
Telefonica de Espana             Spain           3.6%              0.3%
SMH Swiss Corp.            Switzerland           3.6%              0.3%


[pie chart]

PERCENT OF FUND'S FOREIGN STOCKS
--------------------------------------------
Europe                                 59.8%
Asia/Pacific                           26.4%
Americas (excluding U.S.)              13.8%


32   Management's Discussion                        American Century Investments


FUND'S U.S. BONDS

(as of November 30, 1996)

Number of Issues........................           23
Weighted Average Maturity...............   6.70 years
Average Duration........................   4.46 years

[pie charts]

PERCENT OF FUND'S U.S. BONDS

Percent of Investments
--------------------------------------------
U.S. Treasury Notes                    53.4%
Mortgage-Backed Securities             22.2%
Corporate Bonds                        17.4%
U.S. Treasury Bonds                     6.3%
U.S. Government Agency Securities       0.7%



FUND'S FOREIGN BONDS

(as of November 30, 1996)

Number of Issues.......................             5
Weighted Average Maturity..............    5.87 years
Average Duration.......................    5.01 years


PERCENT OF FUND'S FOREIGN BONDS

Percent of Investments
--------------------------------------------
Europe                                 94.1%
Americas (excluding U.S.)               5.9%


Proxy Statement                                     Management's Discussion   33


                                   APPENDIX I
                            STANDARDIZED FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The Strategic Allocation: Conservative fund's shareholders are currently considering a proposal to modify its fundamental investment restrictions to those set forth in the following table in order to make them consistent with the other funds within the American Century family of funds. These fundamental investment restrictions cannot be changed without the approval a fund's shareholders.

CATEGORY                   PROPOSED LIMITATION
--------------------------------------------------------------------------------
SENIOR SECURITIES          The fund shall not issue senior securities, except
                           as permitted under the Investment Company Act
                           of 1940.
--------------------------------------------------------------------------------
BORROWING                  The fund shall not  borrow  money,  except  that the
                           fund may borrow  money for  temporary  or  emergency
                           purposes (not for  leveraging or  investment)  in an
                           amount  not  exceeding  331/3% of the  fund's  total
                           assets   (including   the  amount   borrowed)   less
                           liabilities       (other      than      borrowings).
--------------------------------------------------------------------------------
LENDING                    The fund  shall  not lend any  security  or make any
                           other loan if, as a result, more than 33 1/3% of the
                           fund's total assets would be lent to other  parties,
                           except,  (i) through the purchase of debt securities
                           in  accordance   with  its   investment   objective,
                           policies  and  limitations,  or (ii) by  engaging in
                           repurchase  agreements  with  respect  to  portfolio
                           securities.
--------------------------------------------------------------------------------
REAL ESTATE                The fund  shall not  purchase  or sell  real  estate
                           unless   acquired  as  a  result  of   ownership  of
                           securities or other  instruments.  This policy shall
                           not prevent a fund from  investment in securities or
                           other   instruments   backed   by  real   estate  or
                           securities of companies  that deal in real estate or
                           are engaged in the real estate business.
--------------------------------------------------------------------------------
CONCENTRATION              The fund shall not  concentrate  its  investments in
                           securities  of  issuers  in  a  particular  industry
                           (other than  securities  issued or guaranteed by the
                           U.S.   government   or  any  of  its   agencies   or
                           instrumentalities).
--------------------------------------------------------------------------------


34   Appendix I                                     American Century Investments


CATEGORY                   PROPOSED LIMITATION
--------------------------------------------------------------------------------
UNDERWRITING               The  fund  shall  not  act  as  an   underwriter  of
                           securities  issued by  others,  except to the extent
                           that  the  fund  may be  considered  an  underwriter
                           within the meaning of the  Securities Act of 1933 in
                           the disposition of restricted securities.
--------------------------------------------------------------------------------

COMMODITIES                The  fund  shall  not  purchase  or  sell   physical
                           commodities unless acquired as a result of ownership
                           of  securities or other  instruments;  provided that
                           this  limitation  shall  not  prohibit  a fund  from
                           purchasing or selling options and futures  contracts
                           or from investing in securities or other instruments
                           backed by physical commodities.
--------------------------------------------------------------------------------
INVESTING FOR CONTROL      The fund shall not invest for purposes of exercising
                           control over management.
--------------------------------------------------------------------------------


                                   APPENDIX II
                               CURRENT FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The existing fundamental  investment  restrictions for the Strategic Allocation:
Conservative fund is set forth in the table below. In the event that the fund's shareholders do not approve the limitations set forth in Appendix I, the limitations set forth below will remain as fundamental investment restrictions for that fund.

CATEGORY                   CURRENT LIMITATIONS
--------------------------------------------------------------------------------
SENIOR SECURITIES          Shall not issue any senior security.
--------------------------------------------------------------------------------
BORROWING                  Shall not borrow any money,  except in an amount not
                           in excess of 5% of the total  assets of the fund and
                           then only for emergency and extraordinary  purposes.
                           Note: This investment  restriction does not prohibit
                           escrow and  collateral  arrangements  in  connection
                           with  investment  in futures  contracts  and related
                           options by a fund.
--------------------------------------------------------------------------------



Proxy Statement                                              Appendix II      35


CATEGORY                   CURRENT LIMITATIONS
--------------------------------------------------------------------------------
LENDING                    Shall not lend its  portfolio  securities  except to
                           unaffiliated  persons  and  subject to the rules and
                           regulations  adopted  under the  Investment  Company
                           Act. No such rules and regulations have been issued,
                           but it is American  Century's policy that such loans
                           must be  secured  continuously  by  cash  collateral
                           maintained  on a current basis in an amount at least
                           equal to the market value of the  securities  loaned
                           or by  irrevocable  letters  of  credit.  During the
                           existence  of the  loan,  a fund  must  continue  to
                           receive the equivalent of the interest and dividends
                           paid by the  issuer  on the  securities  loaned  and
                           interest on the  investment of the  collateral;  the
                           fund must have the right to call the loan and obtain
                           the  securities  loaned  at any  time on five  days'
                           notice,  including  the  right  to call  the loan to
                           enable  the fund to vote the  securities.  To comply
                           with the  regulations  of certain  state  securities
                           administrators,  such loans may not exceed one-third
                           of the fund's net assets valued at market.
--------------------------------------------------------------------------------
UNDERWRITING               Shall not underwrite any securities.
--------------------------------------------------------------------------------
REAL  ESTATE               Shall not purchase or sell real estate,  except that
                           a fund may purchase  securities of issuers that deal
                           in real estate and may purchase  securities that are
                           secured by interests in real estate.
--------------------------------------------------------------------------------
CONCENTRATION              No more than 25% of the assets of a fund,  exclusive
                           of cash  and U. S.  government  securities,  will be
                           invested in securities of any one industry.
--------------------------------------------------------------------------------
DIVERSIFICATION            Shall  not,  with  regard  to 75% of its  portfolio,
                           purchase  the  security  of any one  issuer  if such
                           purchase  would  cause  more  than 5% of the  fund's
                           assets at market to be invested in the securities of
                           such issuer, except U. S. government securities,  or
                           if the  purchase  would  cause  more than 10% of the
                           outstanding  voting  securities of any one issuer to
                           be held in a fund's portfolio.
--------------------------------------------------------------------------------


26   Appendix II                                    American Century Investments



CATEGORY                   CURRENT LIMITATIONS
--------------------------------------------------------------------------------
MARGIN TRANSACTIONS        Shall not buy  securities  on margin  nor sell short
                           (unless  it owns or by  virtue of its  ownership  of
                           other securities has the right to obtain  securities
                           equivalent in kind and amount to the securities sold
                           without  additional cost);  however, a fund may make
                           margin  deposits in  connection  with the use of any
                           financial   instrument   or   any   transaction   in
                           securities permitted by its fundamental policies.
--------------------------------------------------------------------------------
RESTRICTED  SECURITIES     Shall  not  invest  more  than  15% of its  assets in
                           illiquid investments.
--------------------------------------------------------------------------------
INVESTING  FOR  CONTROL    Shall not invest for  control or for  management  or
                           concentrate  its investment in a particular  company
                           or a particular industry.
--------------------------------------------------------------------------------


Proxy Statement                                              Appendix II      37




                             [american century logo]
                                    American
                                   Century(sm)

9705           [recycled logo]
SH-BKT-8604-E     Recycled

                      STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                  Century(sm)

                                  June 2, 1997

[front cover]

                  AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS
                         AMERICAN CENTURY MANAGER FUNDS

                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-345-2021

                       Statement of Additional Information

     1997 Special Meeting of Shareholder of American Century Manager Funds.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 2, 1997 for the Special Meeting of Shareholders to be held on July 30, 1997. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling D. F. King & Co., the proxy solicitor for the funds, at 1-800-755-3107, or American Century Manager Funds at 1-800-345-2021.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further  information  about  Investor  Class  shares  of the  Strategic
Allocation: Conservative Fund is contained in and incorporated by reference to its Statement of Additional Information dated April 1, 1997. The audited financial statements and related independent accountant's report for the Strategic Allocation: Conservative Fund contained in the Annual Report dated November 30, 1996 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         Further information about the Capital Manager Fund is contained in and incorporated by reference to its Statement of Additional Information dated April 1, 1997. The audited financial statements and related independent accountant's report for the Capital Manager Fund contained in the Annual Report dated November 30, 1996 are incorporated herein by reference. No other parts of the Annual Report is incorporated by reference herein.

         The date of this Statement of Additional Information is June 2, 1997.


                                TABLE OF CONTENTS

General Information......................................................

Pro Forma Financial Statements...........................................

Agreement and Plan of Reoganization......................................

                              GENERAL INFORMATION

         The shareholders of the Strategic Allocation: Conservative Fund are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reoganization Agreement") between American Century Strategic Asset Allocations, Inc. and American Century Manager Funds and the transaction contemplated thereby. A copy of the proposed Reorganization Agreement is contained in this Statement of Additional Information beginning at page [2]. A summary of the material provisions of such Agreement is contained in the Combined Proxy Statement/Prospectus. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of the Capital Manager Fund to the Strategic Allocation: Conservative Fund in exchange for full and fractional shares representing interests in such Fund. The shares issued by the Strategic Allocation: Conservative Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Capital Manager Fund that are outstanding immediately before the effective time of the reorganization.

         Following the exchange, the Capital Manager Fund will make a liquidating distribution of Strategic Allocation: Conservative Fund shares to shareholders. Each shareholder owning shares of the Capital Manager Fund at the effective time of the reorganization will receive shares of the Strategic
Allocation: Conservative Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the effective time of the reorganization on Capital Manager Fund shares. Upon completion of the reorganization, American Century Manager Funds will be terminated under state law and deregistered under the 1940 Act.

         The Special Meeting of Shareholders of American Century Manager Funds to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on July 30,1997 at American Century Tower I, 4500 Main Street, Kansas City, Missouri. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

AMERICAN CENTURY STRATEGIC ALLOCATION:  CONSERVATIVE FUND
AMERICAN CENTURY CAPITAL MANAGER FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                                  American Century    American Century                   Pro Forma
November 30, 1996 (Unaudited)                                   Strategic Allocation:  Capital Manager                   Combined
                                                                  Conservative Fund         Fund       Adjustments       (Note 1)

ASSETS
Investment securities, at value
 (identified cost of $35,334,180
 and $75,028,441, respectively) ...................................   $36,719,052   $ 82,189,879                        $118,908,931
Foreign currency holdings, at value
 (identified cost of $0 and $1,014,
  respectively) ...................................................          --            1,005                               1,005
Cash ..............................................................        99,429           --         (28,846) (d)           70,583
Receivable for forward foreign currency exchange contracts ........         7,197           --                                 7,197
Receivable for investments sold ...................................        98,452            436                              98,888
Receivable for variation on futures contracts .....................          --          122,510                             122,510
Receivable for capital shares sold ................................       252,063         56,174                             308,237
Receivable from advisor ...........................................          --             --          54,794  (c)           54,794
Dividends and interest receivable .................................       290,869        735,928                           1,026,797
Prepaid expenses and other assets .................................          --           58,537       (58,537) (c)(f)            --
                                                                       ------------   ------------     ---------------  ------------
                                                                       37,467,062     83,164,469              (32,589)   120,598,942
                                                                       ------------   ------------     ---------------  ------------

LIABILITIES
Disbursements in excess of demand deposit cash ....................        15,136         28,846       (28,846) (d)           15,136
Payables for investments purchased ................................       322,657           --                               322,657
Payable for capital shares redeemed ...............................        16,567         83,313       (12,052) (e)           87,828
Accrued management fees ...........................................        28,237           --           66,757 (f)           94,994
Payable to affiliates .............................................          --           60,305       (60,305) (f)               --
Distribution fees payable .........................................           744           --                                   744
Service fees payable ..............................................           744           --                                   744
Accrued expenses and other liabilities ............................            30          2,153        (2,153) (e)(f)            30
                                                                       ------------   ------------     ---------------  ------------
                                                                          384,115        174,617              (36,599)       522,133
                                                                       ------------   ------------     ---------------  ------------

Net Assets ........................................................   $37,082,947   $ 82,989,852    $           4,010   $120,076,809
                                                                       ==========     ============     ===============  ============

NET ASSETS CONSIST OF:
Capital paid in ...................................................   $35,424,921   $ 71,103,547         4,010 (f)      $106,532,478
Undistributed net investment income ...............................       192,595        706,324                             898,919
Accumulated undistributed net realized gain
  from investments and foreign
  currency transactions ...........................................        73,373      3,921,444                           3,994,817
Net unrealized appreciation on investments
  and translation of assets
  and liabilities in foreign currencies ...........................     1,392,058      7,258,537                           8,650,595
                                                                       ------------   ------------     ---------------  ------------


                                                                      $37,082,947   $ 82,989,852    $           4,010   $120,076,809
                                                                       ============   ============     ===============  ============
Investor Class
Net assets ........................................................   $33,110,174            N/A    $  82,993,862 (b)   $116,104,036
Shares outstanding (Note 3) .......................................     6,296,444            N/A       15,777,538 (a)(b)  22,073,982
Net asset value per share .........................................       $  5.26            N/A                              $ 5.26
Par value .........................................................       $  0.01            N/A                              $ 0.01

Advisor Class
Net assets ........................................................   $ 3,972,773            N/A                        $  3,972,773
Shares outstanding (Note 3) .......................................       755,654            N/A                             755,654
Net asset value per share .........................................       $  5.26            N/A                              $ 5.26
Par value .........................................................       $  0.01            N/A                              $ 0.01

Single Class
Net assets ........................................................           N/A   $ 82,989,852     $(82,989,852) (b)           N/A
Shares outstanding (Note 3) .......................................           N/A      6,435,426       (6,435,426) (b)           N/A
Net asset value per share .........................................           N/A         $12.90                                 N/A
Par value .........................................................           N/A            N/A                                 N/A


(a) Adjustment to reflect the issuance of Strategic Allocation: Conservative shares in exchange for shares of the Capital Manager Fund in connection with the proposed reorganization.

(b) Adjustment reclassifies Capital Manager shares to reflect the multi-class environment of the proposed reorganized entity.

(c) Remaining unamortized organizational costs of the Capital Manager Fund will be assumed by the investment advisor prior to the merger.

(d) Adjustment to net bank overdraft of the Capital Manager Fund with cash of the Strategic Allocation: Conservative Fund.

(e) Reclass items relating to withholding taxes in Capital Manager Fund to comparable line item of Strategic Allocation: Conservative.

(f) Adjustment restates Capital Manager accrued management fees to reflect the unitary fee structure of the proposed reorganized entity.

See Notes to Pro Forma Financial Statements

AMERICAN CENTURY STRATEGIC ALLOCATION:  CONSERVATIVE FUND
AMERICAN CENTURY CAPITAL MANAGER FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS

March 1, 1996 through November 30, 1996 (Unaudited)          American Century     American Century                     Pro Forma
                                                           Strategic Allocation:  Capital Manager                       Combined
                                                             Conservative Fund          Fund        Adjustments         (Note 1)
INVESTMENT INCOME
Income:
Interest ................................................       $   474,042        $ 2,025,916                          $ 2,499,958
Dividends (net of foreign taxes withheld
  of $1,369 and $18,365, respectively) ..................            88,950            522,008                              610,958
                                                                  ---------          ---------      -------------       -----------
                                                                    562,992          2,547,924               --           3,110,916
                                                                  ---------          ---------      -------------       -----------


Expenses:
Management fees .........................................           118,774               --          579,458  (a)          698,232
Investment advisory fees ................................              --              381,944       (381,944) (a)              --
Administrative fees .....................................              --               64,910        (64,910) (a)              --
Transfer agency fees ....................................              --               65,212        (65,212) (a)              --
Custodian fees ..........................................              --               51,281        (51,281) (a)              --
Printing and postage ....................................              --               38,045        (38,045) (a)              --
Auditing and legal fees .................................              --               39,326        (39,326) (a)              --
Registration and filing fees ............................              --               18,654        (18,654) (a)              --
Directors' fees and expenses ............................             1,262             15,379        (15,379) (b)            1,262
Organizational expenses .................................              --               12,449        (12,449) (a)              --
Telephone expenses ......................................              --                6,975         (6,975) (a)              --
Distribution fees - Advisor Class .......................             1,525               --                                  1,525
Shareholder services fees - Advisor Class ...............             1,525               --                                  1,525
Other operating expenses ................................              --                  352          (352) (a)               --
                                                                  ---------          ---------      -------------       -----------
  Total expenses ........................................           123,086            694,527           (115,069)          702,544
Custodian earnings credits ..............................              --                 (619)            619 (a)              --
Amount waived ...........................................              --             (109,073)        109,073 (a)              --
                                                                  ---------          ---------      -------------       -----------
  Net expenses ..........................................           123,086            584,835             (5,377)          702,544
                                                                  ---------          ---------      -------------       -----------

Net investment income ...................................           439,906          1,963,089              5,377         2,408,372
                                                                  ---------          ---------      -------------       -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCY

Net realized gain (loss) on:
  Investments ...........................................            62,810          3,279,767                            3,342,577
  Foreign currency transactions .........................            (2,771)           (12,162)                            (14,933)
                                                                  ---------          ---------      -------------       -----------
                                                                     60,039          3,267,605                            3,327,644
                                                                  ---------          ---------      -------------       -----------

Change in net unrealized appreciation on:
  Investments ...........................................         1,384,872          2,883,785                            4,268,657
  Translation of assets of
    liabilities in foreign currencies ...................             7,186             57,029                               64,215
                                                                  ---------          ---------      -------------       -----------
                                                                  1,392,058          2,940,814                            4,332,872
                                                                  ---------          ---------      -------------       -----------

Net realized and unrealized gain on
investments and foreign currency ........................         1,452,097          6,208,419                            7,660,516
                                                                  ---------          ---------      -------------       -----------

Net Increase in Net Assets
Resulting from Operations ...............................       $ 1,892,003        $ 8,171,508        $     5,377        $10,068,888
                                                                  =========          =========      =============        ===========


(a) Adjustment restates Capital Manager management fees to reflect the unitary fee structure of the proposed reorganized entity.

(b)  Reduction reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the American Century Strategic Allocation: Conservative Fund and American Century Capital Manager Fund, at and for the period March 1, 1996 through November 30, 1996.

         The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, American Century Capital Manager, in exchange for shares of the surviving entity, American Century Strategic Allocation: Conservative Fund.

         In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

         The Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation-Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean of the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price, depending on local convention or regulation. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at November 30, 1996, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of November 30, 1996, divided by the net asset value per share of the shares of the surviving fund as of November 30, 1996. The pro forma total number of shares outstanding for the combined fund consists of the following at November 30, 1996:

                                                              Additional Shares
   Combined               Total Outstanding   Shares of       Assumed Issued
   Fund                   Shares              Surviving Fund  in Reorganization
--------------------------------------------------------------------------------
   Strategic Allocation:
   Conservative           22,073,982          6,296,444       15,777,538

Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)


         COMMON STOCKS

         Aerospace & Defense--0.8%
         600                         -                     600         Boeing Co.
          -                          1,700                 1,700        Gencorp, Inc.
          -                          1,700                 1,700        General Dynamics Corp.
         700                         6,500                 7,200       Litton Industries, Inc. (1)
         900                         -                     900         Lockheed Martin Corp.
         1,700                       -                     1,700       Raytheon Co.
          -                          1,400                 1,400        United Technologies Corp.


          Airlines--0.5%
          -                          2,100                 2,100        AMR Corp. (1)
          -                          4,900                 4,900        Delta Airlines, Inc.



         Automobiles & Auto Parts--1.3%
         100                         -                     100         Bayerische Motoren Werke (BMW) ORD
          -                          7,600                 7,600        Chrysler Corp.
         1,000                       -                     1,000       Daimler-Benz AG ORD (1)
         4,300                       6,200                 10,500      Ford Motor Co.
          -                          5,500                 5,500        General Motors Corp.
         6,200                       -                     6,200       T&N plc ORD
         2,000                       10,000                12,000      Toyota Motor Corp. ORD
         100                         200                   300         Volkswagen AG ORD

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

(CONTINUATION OF COLUMNS FROM PRIOR PAGE)


                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)





Boeing Co.                                                $59,625                -                   $59,625
 Gencorp, Inc.                                             -                    $31,450              31,450
 General Dynamics Corp.                                    -                    125,375              125,375
Litton Industries, Inc. (1)                               32,725                303,875              336,600
Lockheed Martin Corp.                                     81,562                 -                   81,562
Raytheon Co.                                              86,913                 -                   86,913
 United Technologies Corp.                                 -                    196,350              196,350
                                                          ------------------------------------------------------
                                                          260,825               657,050              917,875
                                                          ------------------------------------------------------

 AMR Corp. (1)                                             -                    191,625              191,625
 Delta Airlines, Inc.                                      -                    368,725              368,725
                                                          ------------------------------------------------------
                                                           -                    560,350              560,350
                                                          ------------------------------------------------------


Bayerische Motoren Werke (BMW) ORD                        64,824                 -                   64,824
 Chrysler Corp.                                            -                    269,800              269,800
Daimler-Benz AG ORD (1)                                   65,312                 -                   65,312
Ford Motor Co.                                            140,825               203,050              343,875
 General Motors Corp.                                      -                    316,938              316,938
T&N plc ORD                                               19,704                 -                   19,704
Toyota Motor Corp. ORD                                    54,640                273,407              328,047
Volkswagen AG ORD                                         40,085                80,119               120,204
                                                          ------------------------------------------------------
                                                         385,390             1,143,314             1,528,704
                                                          ------------------------------------------------------
continued


Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Banking--4.0%
         -                           25,100                25,100       Australia & New Zealand Banking Group Ltd. ORD
         900                        -                      900         Bank of Nova Scotia ORD
         -                           4,800                 4,800        Banc One Corp.
         -                           2,100                 2,100        Banco Bilbao Vizcaya, S.A. ORD
         -                           8,400                 8,400        BankAmerica Corp.
         800                        -                      800         Banque Nationale de Paris ORD
         900                        -                      900         CS Holding AG ORD (1)
         600                        5,512                  6,112       Chase Manhattan Corp.
         600                        -                      600         Citicorp
         -                           2,000                 2,000        Credit Commercial de France ORD
         700                        -                      700         Deutsche Pfandbrief-und Hypothekenbank AG ORD
         -                           9,000                 9,000        Development Bank of Singapore ORD
         -                           3,300                 3,300        First Union Corp.
         3,000                      -                      3,000       First Virginia Banks, Inc.
         -                           18,000                18,000       Hang Seng Bank ORD
         700                        -                      700         KeyCorp
         2,800                      -                      2,800       Mercantile Bancorporation Inc.
         400                        7,100                  7,500       Morgan (J.P.) & Co. Inc.
         -                           3,600                 3,600        NationsBank Corp.
         2,700                      -                      2,700       PNC Bank Corp.
         4,500                      -                      4,500       Royal Bank of Scotland Group plc ORD
         -                           9,000                 9,000        Sanwa Bank ORD
         1,500                      -                      1,500       Sparbanken Sverige AB Cl A ORD
         600                        -                      600         State Street Boston Corp.
         1,500                      -                      1,500       Wachovia Corp.
         100                        -                      100         Wells Fargo & Co.


         Biotechnology--0.6%
         900                         4,900                 5,800       Amgen Inc. (1)
         1,500                      -                      1,500       Centocor, Inc. (1)
         900                        1,600                  2,500       Genetics Institute, Inc. (1)
         1,400                      -                      1,400       Interneuron Pharmaceuticals, Inc. (1)
         1,200                      -                      1,200       Martek BioSciences Corp. (1)
         500                        -                      500         Parexel International Corp. (1)
         400                        -                      400         Quintiles Transnational Corp. (1)


continued


Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

(CONTINUATION OF COLUMNS FROM PRIOR PAGE)



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Australia & New Zealand Banking
   Group Ltd. ORD                                         -                     165,438              165,438
Bank of Nova Scotia ORD                                   31,246                -                    31,246
 Banc One Corp.                                           -                     228,600              228,600
 Banco Bilbao Vizcaya, S.A. ORD                           -                     106,044              106,044
 BankAmerica Corp.                                        -                     865,200              865,200
Banque Nationale de Paris ORD                             31,816                -                    31,816
CS Holding AG ORD (1)                                     95,741                -                    95,741
Chase Manhattan Corp.                                     56,700                520,884              577,584
Citicorp                                                  65,550                -                    65,550
 Credit Commercial de France ORD                          -                     96,787               96,787
Deutsche Pfandbrief-und
 Hypothekenbank AG ORD                                    30,485                -                    30,485
 Development Bank of Singapore ORD                        -                     116,150              116,150
 First Union Corp.                                        -                     252,038              252,038
First Virginia Banks, Inc.                                145,875               -                    145,875
 Hang Seng Bank ORD                                       -                     217,085              217,085
KeyCorp                                                   36,662                -                    36,662
Mercantile Bancorporation Inc.                            148,050               -                    148,050
Morgan (J.P.) & Co. Inc.                                  37,750                670,062              707,812
 NationsBank Corp.                                        -                     373,050              373,050
PNC Bank Corp.                                            106,650               -                    106,650
Royal Bank of Scotland Group plc ORD                      39,650                -                    39,650
 Sanwa Bank ORD                                           -                     148,747              148,747
Sparbanken Sverige AB Cl A ORD                            24,795                -                    24,795
State Street Boston Corp.                                 40,575                -                    40,575
Wachovia Corp.                                            90,000                -                    90,000
Wells Fargo & Co.                                         28,463                -                    28,463
                                                          ------------------------------------------------------
                                                          1,010,008             3,760,085            4,770,093
                                                          ------------------------------------------------------

Amgen Inc. (1)                                            54,900                298,287              353,187
Centocor, Inc. (1)                                        41,625                -                    41,625
Genetics Institute, Inc. (1)                              60,975                108,800              169,775
Interneuron Pharmaceuticals, Inc. (1)                     27,650                -                    27,650
Martek BioSciences Corp. (1)                              21,000                -                    21,000
Parexel International Corp. (1)                           25,844                -                    25,844
Quintiles Transnational Corp. (1)                         24,300                -                    24,300
                                                          ------------------------------------------------------
                                                          256,294               407,087             663,381
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

          Broadcasting & Media
         -                           8,000                 8,000        Carlton Communications Plc ORD

         Building & Home Improvements--0.1%
         2,900                       -                     2,900       Masco Corp.


         Business Services & Supplies--0.6%
         600                        -                      600         ABR Information Services, Inc. (1)
         3,100                      -                      3,100       AccuStaff, Inc. (1)
         200                        -                      200         Adecco SA ORD
         1,400                      -                      1,400       APAC Teleservices, Inc. (1)
         -                           2,200                 2,200        America Online, Inc. (1)
         100                        -                      100         BIS SA ORD
         800                        -                      800         Concord EFS, Inc. (1)
         900                        -                      900         Employee Solutions, Inc. (1)
         1,600                      -                      1,600       First Data Corp.
         200                        -                      200         Gartner Group, Inc. Cl A (1)
         -                           2,000                 2,000        Jacobs Engineering Group, Inc (1)
         -                           4,000                 4,000        Manpower Inc.
         1,800                      -                      1,800       PMT Services, Inc. (1)
         1,000                      -                      1,000       Robert Half International, Inc. (1)
         1,100                      -                      1,100       ROMAC International, Inc. (1)


         Chemicals & Resins--2.5%
         -                           2,200                 2,200        Advanced Technology Labs, Inc. (1)
         1,200                      -                      1,200       Air Products & Chemicals, Inc.
         200                        -                      200         Akzo Nobel ORD
         -                           19,000                19,000       Asahi Chemical Industries ORD
         -                           5,500                 5,500        Bayer AG ORD
         -                           3,500                 3,500        Bio-Rad Laboratories, Inc. Cl A
         800                         5,200                 6,000       Dow Chemical Co.
         -                           7,200                 7,200        du Pont (E.I.) de Nemours & Co.
         700                        -                      700         Great Lakes Chemical Corp.
         50                         -                      50          Henkel KGaA ORD (1)
         13,000                     -                      13,000      Japan Synthetic Rubber Co. ORD
         3,800                      -                      3,800       Lubrizol Corp.
         6,700                      -                      6,700       Millennium Chemicals Inc. (1)
         -                           8,300                 8,300        Morton International, Inc.
         900                        -                      900         Nalco Chemical Co.
         -                           4,500                 4,500        PPG Industries, Inc.
         -                           5,000                 5,000        Schulman (A.), Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Carlton Communications Plc ORD                            -                    67,664               67,664
                                                          ------------------------------------------------------

Masco Corp.                                               105,850                -                   105,850
                                                          ------------------------------------------------------


ABR Information Services, Inc. (1)                        25,725                -                    25,725
AccuStaff, Inc. (1)                                       62,775                -                    62,775
Adecco SA ORD                                             51,522                -                    51,522
APAC Teleservices, Inc. (1)                               66,675                -                    66,675
 America Online, Inc. (1)                                 -                     77,825               77,825
BIS SA ORD                                                10,076                -                    10,076
Concord EFS, Inc. (1)                                     23,450                -                    23,450
Employee Solutions, Inc. (1)                              16,594                -                    16,594
First Data Corp.                                          63,800                -                    63,800
Gartner Group, Inc. Cl A (1)                              7,363                 -                    7,363
 Jacobs Engineering Group, Inc (1)                        -                     48,250               48,250
 Manpower Inc.                                            -                     130,500              130,500
PMT Services, Inc. (1)                                    38,137                -                    38,137
Robert Half International, Inc. (1)                       37,250                -                    37,250
ROMAC International, Inc. (1)                             26,400                -                    26,400
                                                          ------------------------------------------------------
                                                          429,767               256,575              686,342
                                                          ------------------------------------------------------

 Advanced Technology Labs, Inc. (1)                       -                     62,700               62,700
Air Products & Chemicals, Inc.                            83,400                -                    83,400
Akzo Nobel ORD                                            26,525                -                    26,525
 Asahi Chemical Industries ORD                            -                     124,941              124,941
 Bayer AG ORD                                             -                     221,187              221,187
 Bio-Rad Laboratories, Inc. Cl A                          -                     104,562              104,562
Dow Chemical Co.                                          67,000                435,500              502,500
 du Pont (E.I.) de Nemours & Co.                          -                     678,600              678,600
Great Lakes Chemical Corp.                                37,538                -                    37,538
Henkel KGaA ORD (1)                                       2,438                 -                    2,438
Japan Synthetic Rubber Co. ORD                            86,564                -                    86,564
Lubrizol Corp.                                            116,850               -                    116,850
Millennium Chemicals Inc. (1)                             138,187               -                    138,187
 Morton International, Inc.                               -                     335,112              335,112
Nalco Chemical Co.                                        34,312                -                    34,312
 PPG Industries, Inc.                                     -                     275,625              275,625
 Schulman (A.), Inc.                                      -                     118,750              118,750
                                                          ------------------------------------------------------
                                                         592,814              2,356,977            2,949,791
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Communications Equipment--0.7%
         1,600                      -                      1,600       ADC Telecommunications, Inc. (1)
         1,200                      -                      1,200       Ascend Communications, Inc. (1)
         800                        -                      800         Comverse Technology, Inc. (1)
         800                        -                      800         Davox Corp. (1)
         1,300                       4,893                 6,193       Lucent Technologies, Inc.
         2,000                      -                      2,000       Motorola, Inc.
         1,000                      -                      1,000       PairGain Technologies, Inc. (1)
         600                        -                      600         Premisys Communications, Inc. (1)
         2,400                      -                      2,400       Tellabs, Inc. (1)


         Communications Services--2.9%
         4,000                       11,100                15,100      AT&T Corp.
         -                           5,300                 5,300       Ameritech Corp.
         -                           5,000                 5,000       Bell Atlantic Corp.
         4,200                       4,900                 9,100       BellSouth Corp.
         8,700                      -                      8,700       Cable & Wireless plc ORD
         600                        -                      600         Cincinnati Bell, Inc.
         1,200                      -                      1,200       LCI International, Inc. (1)
         2,300                      -                      2,300       MCI Communications Corp.
         1,400                      -                      1,400       Omnipoint Corp. (1)
         3,100                       14,500                17,600      SBC Communications Inc.
         -                           2,000                 2,000        Sprint Corp.
         -                           20,000                20,000      Telecom Corporation of New
                                                                        Zealand Ltd. ORD
         -                           37,000                37,000       Telecom Italia Mobile SpA ORD
         1,750                      -                      1,750       Telefonica de Espana ADR
         -                           6,000                 6,000        Telefonica de Espana ORD
         5,500                      -                      5,500       TELUS Corp. ORD
         1,500                      -                      1,500       Worldcom Inc. (1)


         Computer Peripherals--0.2%
         1,200                       -                     1,200       Cascade Communications (1)
         400                         -                     400         Ciprico Inc. (1)
         1,000                       -                     1,000       Cisco Systems Inc. (1)
         900                         -                     900         Diebold, Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


ADC Telecommunications, Inc. (1)                          58,400                -                    58,400
Ascend Communications, Inc. (1)                           85,425                -                    85,425
Comverse Technology, Inc. (1)                             27,200                -                    27,200
Davox Corp. (1)                                           30,500                -                    30,500
Lucent Technologies, Inc.                                 66,625                250,766              317,391
Motorola, Inc.                                            110,750               -                    110,750
PairGain Technologies, Inc. (1)                           63,750                -                    63,750
Premisys Communications, Inc. (1)                         30,863                -                    30,863
Tellabs, Inc. (1)                                         95,850                -                    95,850
                                                          ------------------------------------------------------
                                                          569,363               250,766              820,129
                                                          ------------------------------------------------------


AT&T Corp.                                                157,000               435,675              592,675
 Ameritech Corp.                                          -                     312,037              312,037
 Bell Atlantic Corp.                                      -                     314,375              314,375
BellSouth Corp.                                           169,575               197,837              367,412
Cable & Wireless plc ORD                                  69,634                -                    69,634
Cincinnati Bell, Inc.                                     35,775                -                    35,775
LCI International, Inc. (1)                               39,150                -                    39,150
MCI Communications Corp.                                  70,294                -                    70,294
Omnipoint Corp. (1)                                       37,100                -                    37,100
SBC Communications Inc.                                   163,138               763,063              926,201
 Sprint Corp.                                             -                     83,750               83,750
 Telecom Corporation of New
   Zealand Ltd. ORD                                       -                     105,437              105,437
 Telecom Italia Mobile SpA ORD                            -                     87,009               87,009
Telefonica de Espana ADR                                  115,500               -                    115,500
 Telefonica de Espana ORD                                 -                     131,370              131,370
TELUS Corp. ORD                                           87,017                -                    87,017
Worldcom Inc. (1)                                         34,781                -                    34,781
                                                          ------------------------------------------------------
                                                          978,964               2,430,553            3,409,517
                                                          ------------------------------------------------------

Cascade Communications (1)                                82,725                 -                   82,725
Ciprico Inc. (1)                                          5,400                  -                   5,400
Cisco Systems Inc. (1)                                    67,937                 -                   67,937
Diebold, Inc.                                             53,663                 -                   53,663
                                                          ------------------------------------------------------
                                                         209,725                 -                  209,725
                                                          ------------------------------------------------------

continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Computer Software & Services--0.8%
         600                         -                     600         CBT Group PLC ADR (1)
         1,800                       -                     1,800       Cap Gemini Sogeti SA ORD (1)
         800                         -                     800         Clarify, Inc. (1)
         1,200                       2,250                 3,450       Computer Associates International, Inc.
         1,000                       -                     1,000       Compuware Corp. (1)
         800                         -                     800         HBO & Co.
         1,200                       -                     1,200       McAfee Associates, Inc. (1)
         100                         -                     100         Microsoft Corp. (1)
         4,500                       -                     4,500       Misys plc ORD
         1,250                       -                     1,250       Oracle Systems Corp. (1)
         1,000                       -                     1,000       Rational Software Corp. (1)
         -                           500                   500          SAP AG ORD
         1,200                       -                     1,200       Transaction Systems Architects, Inc. (1)
         2,500                       -                     2,500       Vanstar Corp. (1)


         Computer Systems--1.6%
          -                          6,000                 6,000        Chips & Technologies, Inc. (1)
          -                          6,600                 6,600        Compaq Computer Corp. (1)
         200                         -                     200         Dell Computer Corp. (1)
         200                         1,500                 1,700       Gateway 2000, Inc. (1)
          -                          2,500                 2,500        Intel Corp.
         400                         3,300                 3,700       International Business Machines Corp.
          -                          3,500                 3,500        Medic Computer Systems, Inc. (1)
         600                         -                     600         Sun Microsystems, Inc. (1)
          -                          1,500                 1,500        Tektronix, Inc.


          Construction & Property Development--0.8%
          -                          5,000                 5,000        Centex Corp.
          -                          1,500                 1,500        Harsco Corp.
          -                          20,000                20,000       Henderson Land Development ORD
          -                          18,000                18,000       Hutchison Whampoa Ltd. ORD
          -                          3,000                 3,000        Kaufman & Broad Home Corp.
          -                          5,000                 5,000        Schuller Corp.
          -                          20,000                20,000       Standard Pacific Corp.
          -                          2,200                 2,200        Vulcan Materials Co.
          -                          1,000                 1,000        Webb (Del) Corp.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


CBT Group PLC ADR (1)                                     34,500                 -                   34,500
Cap Gemini Sogeti SA ORD (1)                              85,386                 -                   85,386
Clarify, Inc. (1)                                         35,800                 -                   35,800
Computer Associates International, Inc.                   78,900                147,937              226,837
Compuware Corp. (1)                                       56,750                 -                   56,750
HBO & Co.                                                 45,550                 -                   45,550
McAfee Associates, Inc. (1)                               57,000                 -                   57,000
Microsoft Corp. (1)                                       15,694                 -                   15,694
Misys plc ORD                                             75,062                 -                   75,062
Oracle Systems Corp. (1)                                  61,406                 -                   61,406
Rational Software Corp. (1)                               34,875                 -                   34,875
 SAP AG ORD                                                -                    68,391               68,391
Transaction Systems Architects,Inc.(1)                    44,100                 -                   44,100
Vanstar Corp. (1)                                         68,125                 -                   68,125
                                                          ------------------------------------------------------
                                                          693,148               216,328              909,476
                                                          ------------------------------------------------------

 Chips & Technologies, Inc. (1)                            -                    126,375              126,375
 Compaq Computer Corp. (1)                                 -                    523,050              523,050
Dell Computer Corp. (1)                                   20,338                 -                   20,338
Gateway 2000, Inc. (1)                                    10,750                80,438               91,188
 Intel Corp.                                               -                    317,188              317,188
International Business Machines Corp.                     63,750                525,938              589,688
 Medic Computer Systems, Inc. (1)                          -                    118,125              118,125
Sun Microsystems, Inc. (1)                                34,913                 -                   34,913
 Tektronix, Inc.                                           -                    73,125               73,125
                                                          ------------------------------------------------------
                                                          129,751               1,764,239            1,893,990
                                                          ------------------------------------------------------

 Centex Corp.                                              -                    180,000              180,000
 Harsco Corp.                                              -                    104,625              104,625
 Henderson Land Development ORD                            -                    201,112              201,112
 Hutchison Whampoa Ltd. ORD                                -                    139,097              139,097
 Kaufman & Broad Home Corp.                                -                    38,625               38,625
 Schuller Corp.                                            -                    48,125               48,125
 Standard Pacific Corp.                                    -                    117,500              117,500
 Vulcan Materials Co.                                      -                    136,950              136,950
 Webb (Del) Corp.                                          -                    16,875               16,875
                                                          ------------------------------------------------------
                                                           -                    982,909              982,909
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Consumer Products--1.1%
         700                         -                     700         Avon Products, Inc.
         2,000                       6,000                 8,000       Canon, Inc. ORD
         600                         -                     600         Colgate-Palmolive Co.
          -                          2,200                 2,200       Eastman Kodak Co.
         800                         -                     800         Gillette Company
          -                          10,800                10,800      Hillenbrand Industries, Inc.
          -                          1,000                 1,000       Miller (Herman), Inc.
         1,200                       -                     1,200       Rexall Sundown, Inc. (1)
         180                         -                     180         SMH Swiss Corporation for Microelectronics
                                                                        and Watchmaking Industries Ltd. ORD
          -                          25,000                25,000      Sanyo Electric Company ORD
          -                          350                   350         Snap-On, Inc.
         2,000                       -                     2,000       Uni-Charm Corporation ORD


         Diversified Companies--0.8%
         5,100                       -                     5,100       BBA Group plc ORD
         5,000                       -                     5,000       Email Ltd. ORD
         600                         5,900                 6,500       General Electric Co. (U.S.)
         3,900                       -                     3,900       Granada Group plc ORD
         4,000                       -                     4,000       Nikon Corp. ORD
         7,700                       -                     7,700       Siebe plc ORD
         4,600                       -                     4,600       Southcorp Holdings Ltd. ORD


         Electrical & Electronic Components--1.4%
         2,500                       -                     2,500       AMP, Inc.
         2,000                       -                     2,000       Advantest Corp. ORD
         3,000                       -                     3,000       Anicom, Inc. (1)
          -                          6,600                 6,600       Coherent, Inc. (1)
          -                          2,500                 2,500       Fluke Corp.
          -                          6,400                 6,400       Johnson Controls, Inc.
         500                         -                     500         Intel Corp.
          -                          2,500                 2,500       Park Electrochemical Corp.
         1,000                       -                     1,000       RadiSys Corp. (1)
          -                          1,500                 1,500       Raychem Corp.
          -                          4,000                 4,000       Rexel, Inc. (1)
         1,000                       2,000                 3,000       Sony Corp. ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Avon Products, Inc.                                       39,025                 -                   39,025
Canon, Inc. ORD                                           42,166                126,593              168,759
Colgate-Palmolive Co.                                     55,575                 -                   55,575
 Eastman Kodak Co.                                         -                    178,200              178,200
Gillette Company                                          59,000                 -                   59,000
 Hillenbrand Industries, Inc.                              -                    398,250              398,250
 Miller (Herman), Inc.                                     -                    47,000               47,000
Rexall Sundown, Inc. (1)                                  30,600                 -                   30,600
SMH Swiss Corporation for Microelectronics
   and Watchmaking Industries Ltd. ORD                    114,958                -                   114,958
 Sanyo Electric Company ORD                                -                    117,143              117,143
 Snap-On, Inc.                                             -                    12,688               12,688
Uni-Charm Corporation ORD                                 48,316                 -                   48,316
                                                          ------------------------------------------------------
                                                          389,640               879,874              1,269,514
                                                          ------------------------------------------------------


BBA Group plc ORD                                         29,843                 -                   29,843
Email Ltd. ORD                                            14,326                 -                   14,326
General Electric Co. (U.S.)                               62,400                 613,600             676,000
Granada Group plc ORD                                     56,693                 -                   56,693
Nikon Corp. ORD                                           48,843                 -                   48,843
Siebe plc ORD                                             122,937                -                   122,937
Southcorp Holdings Ltd. ORD                               15,126                 -                   15,126
                                                          ------------------------------------------------------
                                                          350,168                613,600             963,768
                                                          ------------------------------------------------------

AMP, Inc.                                                 95,625                 -                   95,625
Advantest Corp. ORD                                       85,387                 -                   85,387
Anicom, Inc. (1)                                          28,687                 -                   28,687
 Coherent, Inc. (1)                                        -                    286,275              286,275
 Fluke Corp.                                               -                    107,813              107,813
 Johnson Controls, Inc.                                    -                    496,000              496,000
Intel Corp.                                               63,406                 -                   63,406
 Park Electrochemical Corp.                                -                    56,875               56,875
RadiSys Corp. (1)                                         45,625                 -                   45,625
 Raychem Corp.                                             -                    127,875              127,875
 Rexel, Inc. (1)                                           -                    55,500               55,500
Sony Corp. ORD                                            64,040                 128,176             192,216
                                                          ------------------------------------------------------
                                                          382,770               1,258,514            1,641,284
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Energy (Production & Marketing)--3.9%
         1,800                       -                     1,800       Amoco Corp.
         400                         6,400                 6,800       Atlantic Richfield Co.
         2,800                       -                     2,800       British-Borneo Petroleum Syndicate plc ORD
         700                         -                     700         Burlington Resources Inc.
         4,200                       -                     4,200       Cairn Energy plc ORD (1)
         7,700                       -                     7,700       Canadian 88 Energy Corp. ORD (1)
         1,600                       2,500                 4,100       Chevron Corp.
          -                          1,700                 1,700        Dresser Industries, Inc.
          -                          20,000                20,000       Enterprise Oil Plc ORD
         3,800                       1,800                 5,600       Exxon Corp.
         4,200                       -                     4,200       MAPCO Inc.
         100                         -                     100         Mobil Corp.
         1,400                       -                     1,400       Murphy Oil Corp.
          -                          1,500                 1,500        Occidental Petroleum Corp.
          -                          4,100                 4,100        Pan Energy Corp.
          -                          2,500                 2,500        Petroleum Geo Services ORD (1)
          -                          4,100                 4,100        Phillips Petroleum Co.
         2,900                       -                     2,900       Renaissance Energy Ltd. ORD (1)
         2,600                       -                     2,600       Rigel Energy Corp. ORD (1)
          -                          1,000                 1,000        Royal Dutch Petroleum Co. ADR
          -                          2,000                 2,000        Royal Dutch Petroleum Co. ORD
         15,400                      -                     15,400      Santos Ltd. ORD
         1,500                       -                     1,500       Seagull Energy Corp. (1)
         500                         -                     500         Talisman Energy, Inc. ORD (1)
         2,600                       -                     2,600       Tarragon Oil & Gas Ltd. ORD (1)
         400                         4,600                 5,000       Texaco Inc.
          -                          1,329                 1,329        Total SA ORD
          -                          2,800                 2,800        USX-Marathon Group
          -                          3,000                 3,000        Union Tex Petroleum Holdings
         2,600                       -                     2,600       Unocal Corp.


         Energy (Services)--0.1%
         900                         -                     900         Baker Hughes Inc.
         6,000                       -                     6,000       Saipem S.p.A. ORD
         2,700                       -                     2,700       Smedvig ASA Cl A ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Amoco Corp.                                               139,725                -                   139,725
Atlantic Richfield Co.                                    55,650                890,400              946,050
British-Borneo Petroleum Syndicate plc ORD                30,038                 -                   30,038
Burlington Resources Inc.                                 37,100                 -                   37,100
Cairn Energy plc ORD (1)                                  24,930                 -                   24,930
Canadian 88 Energy Corp. ORD (1)                          34,236                 -                   34,236
Chevron Corp.                                             107,200               167,500              274,700
 Dresser Industries, Inc.                                  -                     55,675              55,675
 Enterprise Oil Plc ORD                                    -                    200,098              200,098
Exxon Corp.                                               359,575               170,325              529,900
MAPCO Inc.                                                141,750                -                   141,750
Mobil Corp.                                               12,100                 -                   12,100
Murphy Oil Corp.                                          71,400                 -                   71,400
 Occidental Petroleum Corp.                                -                    36,000               36,000
 Pan Energy Corp.                                          -                    180,400              180,400
 Petroleum Geo Services ORD (1)                            -                    93,830               93,830
 Phillips Petroleum Co.                                    -                    185,012              185,012
Renaissance Energy Ltd. ORD (1)                           101,756                -                   101,756
Rigel Energy Corp. ORD (1)                                28,515                 -                   28,515
 Royal Dutch Petroleum Co. ADR                             -                    169,875              169,875
 Royal Dutch Petroleum Co. ORD                             -                    336,906              336,906
Santos Ltd. ORD                                           62,674                 -                   62,674
Seagull Energy Corp. (1)                                  34,313                 -                   34,313
Talisman Energy, Inc. ORD (1)                             16,859                 -                   16,859
Tarragon Oil & Gas Ltd. ORD (1)                           28,034                 -                   28,034
Texaco Inc.                                               39,650                455,975              495,625
 Total SA ORD                                              -                    106,183              106,183
 USX-Marathon Group                                        -                    64,050               64,050
 Union Tex Petroleum Holdings                              -                    66,750               66,750
Unocal Corp.                                              105,950                -                   105,950
                                                          ------------------------------------------------------
                                                          1,431,455             3,178,979            4,610,434
                                                          ------------------------------------------------------

Baker Hughes Inc.                                         32,962                 -                   32,962
Saipem S.p.A. ORD                                         27,755                 -                   27,755
Smedvig ASA Cl A ORD                                      56,725                 -                   56,725
                                                          ------------------------------------------------------
                                                          117,442                -                   117,442
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Environmental Services--0.2%
         5,900                       -                     5,900       Browning-Ferris Industries, Inc.
         700                         -                     700         Thermatrix Inc. (1)
         1,300                       -                     1,300       USA Waste Services, Inc. (1)
         500                         -                     500         United Waste Systems, Inc. (1)
         1,000                       -                     1,000       WMX Technologies, Inc.


         Financial Services--3.1%
          -                          1,500                 1,500        ABN AMRO Holdings NV ORD
         700                         -                     700         Acom Company, Ltd. ORD
          -                          4,200                 4,200        American Express Credit Corp.
         800                         -                     800         Amresco, Inc. (1)
          -                          2,000                 2,000        AmSouth Bancorporation
          -                          6,950                 6,950        Bear Stearns Companies Inc.
          -                          1,000                 1,000        CS Holding AG ORD (1)
          -                          1,000                 1,000        Edwards (A.G.), Inc.
         1,500                       10,500                12,000      Federal National Mortgage Association
          -                          2,900                 2,900        Lehman Brothers Holdings, Inc.
          -                          29,000                29,000       Marubeni Corporation ORD
          -                          2,200                 2,200        Merrill Lynch & Co., Inc.
          -                          5,600                 5,600        Morgan Stanley Group, Inc.
          -                          7,000                 7,000        Nomura Securities Co, Ltd. ORD
          -                          3,800                 3,800        Paine Webber Group, Inc.
         600                         -                     600         Promise Company Ltd. ORD
          -                          1,800                 1,800        ReliaStar Financial Corp.
          -                          6,100                 6,100        Salomon, Inc.
          -                          2,500                 2,500        Student Loan Marketing Association
         866                         15,600                16,466      Travelers Group, Inc.
          -                          2,000                 2,000        Washington Federal, Inc.


         Food & Beverage--0.8%
         1,200                       -                     1,200       Anheuser-Busch Companies, Inc.
         6,225                       -                     6,225       Archer-Daniels-Midland Co.
         57                          -                     57          Cadbury Schweppes plc ORD
         1,900                       -                     1,900       Hudson Foods, Inc. Cl A
          -                          250                   250         Nestle SA ORD
         1,600                       -                     1,600       Northland Cranberries, Inc.
         21,100                      -                     21,100      Parmalat Finanziaria S.p.A. ORD
         4,100                       -                     4,100       Ralcorp Holdings, Inc. (1)
          -                          5,800                 5,800       Sara Lee Corp.
         1,900                       -                     1,900       Universal Foods Corp.
          -                          5,000                 5,000       Whitbread Plc ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS


                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Browning-Ferris Industries, Inc.                          158,562                -                   158,562
Thermatrix Inc. (1)                                       6,606                  -                   6,606
USA Waste Services, Inc. (1)                              41,925                 -                   41,925
United Waste Systems, Inc. (1)                            16,813                 -                   16,813
WMX Technologies, Inc.                                    36,000                 -                   36,000
                                                          ------------------------------------------------------
                                                          259,906                -                   259,906
                                                          ------------------------------------------------------

 ABN AMRO Holdings NV ORD                                  -                    97,057               97,057
Acom Company, Ltd. ORD                                    30,746                 -                   30,746
 American Express Credit Corp.                             -                    219,450              219,450
Amresco, Inc. (1)                                         17,300                 -                   17,300
 AmSouth Bancorporation                                    -                    99,750               99,750
 Bear Stearns Companies Inc.                               -                    191,125              191,125
 CS Holding AG ORD (1)                                     -                    106,240              106,240
 Edwards (A.G.), Inc.                                      -                    31,250               31,250
Federal National Mortgage Association                     61,875                433,125              495,000
 Lehman Brothers Holdings, Inc.                            -                    84,462               84,462
 Marubeni Corporation ORD                                  -                    131,297              131,297
 Merrill Lynch & Co., Inc.                                 -                    176,550              176,550
 Morgan Stanley Group, Inc.                                -                    336,700              336,700
 Nomura Securities Co, Ltd. ORD                            -                    118,154              118,154
 Paine Webber Group, Inc.                                  -                    103,075              103,075
Promise Company Ltd. ORD                                  30,043                 -                   30,043
 ReliaStar Financial Corp.                                 -                    100,350              100,350
 Salomon, Inc.                                             -                    278,313              278,313
 Student Loan Marketing Association                        -                    240,313              240,313
Travelers Group, Inc.                                     38,970                702,000              740,970
 Washington Federal, Inc.                                  -                    53,250               53,250
                                                          ------------------------------------------------------
                                                          178,934               3,502,461            3,681,395
                                                          ------------------------------------------------------

Anheuser-Busch Companies, Inc.                            50,850                 -                   50,850
Archer-Daniels-Midland Co.                                136,950                -                   136,950
Cadbury Schweppes plc ORD                                 490                    -                   490
Hudson Foods, Inc. Cl A                                   34,675                 -                   34,675
 Nestle SA ORD                                             -                    270,865              270,865
Northland Cranberries, Inc.                               36,000                 -                   36,000
Parmalat Finanziaria S.p.A. ORD                           33,069                 -                   33,069
Ralcorp Holdings, Inc. (1)                                80,463                 -                   80,463
 Sara Lee Corp.                                            -                    227,650              227,650
Universal Foods Corp.                                     70,300                 -                   70,300
 Whitbread Plc ORD                                         -                    64,443               64,443
                                                          ------------------------------------------------------
                                                         442,797               562,958            1,005,755
                                                          ------------------------------------------------------
continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Glass Products
         1,000                       -                     1,000       Hoya Corp. ORD

          Gold & Natural Resource Linked Investments--1.7%
          -                          4,000                 4,000        Ashanti Goldfields GDR (Acquired 4-17-95,
                                                                         Cost $101,500)(4)
          -                          10,000                10,000       Barrick Gold Corporation
          -                          12,000                12,000       Cambior, Inc.
          -                          20,000                20,000       Dayton Mining Corp. ORD (1)
          -                          8,000                 8,000        Diamond Fields International ORD (1)
          -                          8,000                 8,000        Driefontein Consolidated Ltd. ORD
          -                          8,000                 8,000        Echo Bay Mines Ltd.
          -                          5,900                 5,900        Freeport McMoran Copper & Gold
          -                          37,500                37,500       Indochina Goldfields, Ltd. ORD
                                                                         (Acquired 10-22-96 through
                                                                         10-28-96, Cost $269,196)(1)(4)
          -                          5,100                 5,100        Newmont Mining Corporation
          -                          5,000                 5,000        Placer Dome, Inc.
          -                          11,000                11,000       Santa Fe Pacific Gold Company
          -                          50,000                50,000       South Pacific Resources Corp. ORD (1)
          -                          13,000                13,000       TVX Gold, Inc. ORD (1)


         Healthcare--0.3%
         1,400                       -                     1,400       Bausch & Lomb, Inc.
         2,900                       -                     2,900       Baxter International, Inc.
         2,600                       -                     2,600       Capstone Pharmacy Services, Inc. (1)
         1,000                       -                     1,000       Health Management Associates, Inc. (1)
         900                         -                     900         NCS HealthCare, Inc. Cl A (1)
         1,300                       -                     1,300       OccuSystems, Inc. (1)
         400                         -                     400         PhyCor, Inc. (1)
          -                          4,400                 4,400        RoTech Medical Corp. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Hoya Corp. ORD                                            37,510                 -                   37,510
                                                          ------------------------------------------------------

 Ashanti Goldfields GDR (Acquired 4-17-95,
    Cost $101,500)(4)                                      -                    57,500               57,500
 Barrick Gold Corporation                                  -                    300,000              300,000
 Cambior, Inc.                                             -                    180,000              180,000
 Dayton Mining Corp. ORD (1)                               -                    108,869              108,869
 Diamond Fields International ORD (1)                      -                    1,777                1,777
 Driefontein Consolidated Ltd. ORD                         -                    91,057               91,057
 Echo Bay Mines Ltd.                                       -                    49,500               49,500
 Freeport McMoran Copper & Gold                            -                    176,262              176,262
 Indochina Goldfields, Ltd. ORD
    (Acquired 10-22-96 through
    10-28-96, Cost $269,196)(1)(4)                         -                    363,822              363,822
 Newmont Mining Corporation                                -                    244,162              244,162
 Placer Dome, Inc.                                         -                    118,125              118,125
 Santa Fe Pacific Gold Company                             -                    126,500              126,500
 South Pacific Resources Corp. ORD (1)                     -                    140,715              140,715
 TVX Gold, Inc. ORD (1)                                    -                    91,000               91,000
                                                          ------------------------------------------------------
                                                           -                    2,049,289            2,049,289
                                                          ------------------------------------------------------


Bausch & Lomb, Inc.                                       51,975                 -                   51,975
Baxter International, Inc.                                123,250                -                   123,250
Capstone Pharmacy Services, Inc. (1)                      27,950                 -                   27,950
Health Management Associates, Inc. (1)                    22,125                 -                   22,125
NCS HealthCare, Inc. Cl A (1)                             24,750                 -                   24,750
OccuSystems, Inc. (1)                                     37,862                 -                   37,862
PhyCor, Inc. (1)                                          12,925                 -                   12,925
 RoTech Medical Corp. (1)                                  -                    74,800               74,800
                                                          ------------------------------------------------------
                                                         300,837                74,800              375,637
                                                          ------------------------------------------------------
continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Industrial Equipment & Machinery--1.9%
          -                          2,000                 2,000        Case Corp.
         500                         4,000                 4,500       Caterpillar Inc.
          -                          2,200                 2,200        CDI Corp. (1)
         3,700                       -                     3,700       Cooper Industries, Inc.
          -                          9,800                 9,800        Dover Corp.
          -                          3,000                 3,000        Foster Wheeler Corp.
          -                          4,900                 4,900        Global Industrial Technologies, Inc. (1)
          -                          8,100                 8,100        Ingersoll Rand Co.
          -                          200                   200          Mannesmann AG ORD
          -                          1,800                 1,800        Measurex Corp.
          -                          24,000                24,000       Mitsubishi Heavy Industries Ltd. ORD
          -                          1,000                 1,000        SMC Corporation ORD
         500                         -                     500         Sidel, SA ORD
          -                          5,000                 5,000        United Engineers Ltd. ORD


         Insurance--2.6%
         1,000                       -                     1,000       Allstate Corp.
          -                          1,200                 1,200        American Bankers Insurance Group, Inc.
         400                         6,500                 6,900       American International Group, Inc.
         700                         -                     700         Assurantieconcern Stad Rotterdam ORD
          -                          1,000                 1,000        Axa SA ORD
         1,300                       500                   1,800       CNA Financial Corp. (1)
         2,000                       -                     2,000       Chubb Corp. (The)
          -                          1,400                 1,400        CIGNA Corp.
          -                          2,000                 2,000        Equitable of Iowa Companies
          -                          1,000                 1,000        Fremont General Corp.
         200                         3,400                 3,600       General Re Corp.
          -                          600                   600          Loews Corp.
         1,500                       -                     1,500       NAC Re Corp.
          -                          9,000                 9,000        Old Republic International Corp.
          -                          10,000                10,000       Prudential Corp. Plc ORD
         3,100                       -                     3,100       SAFECO Corp.
         800                         -                     800         Sampo Insurance Company Ltd. ORD (1)
         2,200                       -                     2,200       St. Paul Companies, Inc.
         500                         -                     500         UNUM Corp.
          -                          300                   300          Zeurich Versicherun ORD (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Case Corp.                                                -                    105,000              105,000
Caterpillar Inc.                                          39,562                316,500              356,062
 CDI Corp. (1)                                             -                    64,075               64,075
Cooper Industries, Inc.                                   153,550                -                   153,550
 Dover Corp.                                               -                    523,075              523,075
 Foster Wheeler Corp.                                      -                    108,375              108,375
 Global Industrial Technologies, Inc. (1)                  -                    100,450              100,450
 Ingersoll Rand Co.                                        -                    376,650              376,650
 Mannesmann AG ORD                                         -                    83,368               83,368
 Measurex Corp.                                            -                    44,325               44,325
 Mitsubishi Heavy Industries Ltd. ORD                      -                    196,220              196,220
 SMC Corporation ORD                                       -                    67,868               67,868
Sidel, SA ORD                                             31,835                 -                   31,835
 United Engineers Ltd. ORD                                 -                    45,311               45,311
                                                          ------------------------------------------------------
                                                          224,947               2,031,217            2,256,164
                                                          ------------------------------------------------------

Allstate Corp.                                            60,250                 -                   60,250
 American Bankers Insurance Group,Inc.                     -                    58,463               58,463
American International Group, Inc.                        46,000                747,500              793,500
Assurantieconcern Stad Rotterdam ORD                      27,580                 -                   27,580
 Axa SA ORD                                                -                    60,042               60,042
CNA Financial Corp. (1)                                   139,750               53,750               193,500
Chubb Corp. (The)                                         108,500                -                   108,500
 CIGNA Corp.                                               -                    197,925              197,925
 Equitable of Iowa Companies                               -                    49,500               49,500
 Fremont General Corp.                                     -                    31,125               31,125
General Re Corp.                                          33,750                573,750              607,500
 Loews Corp.                                               -                    55,650               55,650
NAC Re Corp.                                              54,750                 -                   54,750
 Old Republic International Corp.                          -                    244,125              244,125
 Prudential Corp. Plc ORD                                  -                    81,973               81,973
SAFECO Corp.                                              129,425                -                   129,425
Sampo Insurance Company Ltd. ORD (1)                      58,211                 -                   58,211
St. Paul Companies, Inc.                                  129,525                -                   129,525
UNUM Corp.                                                35,563                 -                   35,563
 Zeurich Versicherun ORD (1)                               -                    84,992               84,992
                                                          ------------------------------------------------------
                                                          823,304               2,238,795            3,062,099
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Leisure--0.4%
         13,300                      -                     13,300      Crown Ltd. ORD (1)
         700                         -                     700         HFS, Inc. (1)
          -                          8,000                 8,000        King World Productions, Inc.
         11,800                      -                     11,800      Ladbroke Group plc ORD
         750                         -                     750         Studio Plus Hotels, Inc. (1)
         1,600                       -                     1,600       Suburban Lodges of America, Inc. (1)


         Medical Equipment & Supplies--0.3%
          -                          6,000                 6,000        Becton Dickinson & Company
         1,000                       -                     1,000       Boston Scientific Corp. (1)
          -                          3,100                 3,100        Nellcor Puritan Bennett, Inc. (1)
         1,200                       -                     1,200       Neuromedical Systems, Inc. (1)
          -                          1,000                 1,000        United States Surgical Corp.


         Metals & Mining--0.1%
         900                         -                     900         Reynolds Metals Co.
          -                          1,000                 1,000        Texas Industries, Inc.




         Packaging & Containers--0.1%
         5,600                       -                     5,600       Ball Corporation

         Paper & Forest Products--0.3%
         3,600                       -                     3,600       Chesapeake Corp.
         2,100                       -                     2,100       Union Camp Corp.
         3,600                       -                     3,600       Westvaco Corp.


         Personal Services--0.1%
         1,300                       -                     1,300       Equity Corporation International (1)
         1,400                       -                     1,400       Service Corp. International
         1,100                       -                     1,100       Stewart Enterprises, Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Crown Ltd. ORD (1)                                        30,528                 -                   30,528
HFS, Inc. (1)                                             45,325                 -                   45,325
 King World Productions, Inc.                              -                    305,000              305,000
Ladbroke Group plc ORD                                    40,675                 -                   40,675
Studio Plus Hotels, Inc. (1)                              12,938                 -                   12,938
Suburban Lodges of America, Inc. (1)                      27,300                 -                   27,300
                                                          ------------------------------------------------------
                                                          156,766               305,000              461,766
                                                          ------------------------------------------------------

 Becton Dickinson & Company                                -                    252,000              252,000
Boston Scientific Corp. (1)                               58,375                 -                   58,375
 Nellcor Puritan Bennett, Inc. (1)                         -                    64,325               64,325
Neuromedical Systems, Inc. (1)                            16,125                 -                   16,125
 United States Surgical Corp.                              -                    40,125               40,125
                                                          ------------------------------------------------------
                                                          74,500                356,450              430,950
                                                          ------------------------------------------------------

Reynolds Metals Co.                                       53,550                 -                   53,550
 Texas Industries, Inc.                                    -                    56,875               56,875
                                                          ------------------------------------------------------
                                                          53,550                56,875               110,425
                                                          ------------------------------------------------------



Ball Corporation                                          137,200                -                   137,200
                                                          ------------------------------------------------------

Chesapeake Corp.                                          109,800                -                   109,800
Union Camp Corp.                                          103,163                -                   103,163
Westvaco Corp.                                            101,700                -                   101,700
                                                          ------------------------------------------------------
                                                          314,663                -                   314,663
                                                          ------------------------------------------------------

Equity Corporation International (1)                      27,300                 -                   27,300
Service Corp. International                               42,175                 -                   42,175
Stewart Enterprises, Inc.                                 37,400                 -                   37,400
                                                          ------------------------------------------------------
                                                          106,875                -                   106,875
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Pharmaceuticals--2.9%
         1,000                       -                     1,000       Abbott Laboratories
         700                         -                     700         American Home Products Corp.
          -                          4,000                 4,000        Astra AB ORD
          -                          5,900                 5,900        Bristol-Myers Squibb Co.
         1,500                       -                     1,500       Dura Pharmaceuticals, Inc. (1)
          -                          10,000                10,000       Genzyme Corp. (1)
          -                          10,000                10,000       Glaxo Wellcome Plc ORD
         700                         6,200                 6,900       Johnson & Johnson
         1,300                       -                     1,300       Jones Medical Industries, Inc.
         600                         -                     600         Lilly (Eli) & Co.
         300                         5,900                 6,200       Merck & Co., Inc.
          -                          2,100                 2,100        OrNda HealthCorp (1)
          -                          1,000                 1,000        Pfizer, Inc.
         174                         150                   324         Sandoz AG ORD
         7,000                       5,000                 12,000      Sankyo Co Ltd. ORD
          -                          2,500                 2,500        Sanofi SA ORD


         Publishing--0.6%
         3,600                       -                     3,600       American Greetings Corp. Cl A
         1,500                       -                     1,500       Banta Corp.
         1,200                       -                     1,200       Central Newspapers, Inc. Cl A
          -                          2,500                 2,500        Gibson Greetings, Inc. (1)
         3,000                       -                     3,000       Hollinger, Inc. ORD
         1,200                       -                     1,200       McClatchy Newspapers, Inc.
          -                          6,500                 6,500        Media General, Inc. Cl A
          -                          11,400                11,400       News Corporation Ltd. ORD
         2,200                       -                     2,200       Quebecor Printing, Inc. ORD
         4,800                       -                     4,800       VNU Tijdschriftengroep Nederland ORD


         Railroads--0.3%
         3,500                       5,700                 9,200       CSX Corp.


         Restaurants
         1,100                       -                     1,100       Rainforest Cafe, Inc. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Abbott Laboratories                                       55,750                 -                   55,750
American Home Products Corp.                              44,975                 -                   44,975
 Astra AB ORD                                              -                    191,514              191,514
 Bristol-Myers Squibb Co.                                  -                    671,125              671,125
Dura Pharmaceuticals, Inc. (1)                            55,875                 -                   55,875
 Genzyme Corp. (1)                                         -                    227,500              227,500
 Glaxo Wellcome Plc ORD                                    -                    164,493              164,493
Johnson & Johnson                                         37,187                329,375              366,562
Jones Medical Industries, Inc.                            52,325                 -                   52,325
Lilly (Eli) & Co.                                         45,900                 -                   45,900
Merck & Co., Inc.                                         24,900                489,700              514,600
 OrNda HealthCorp (1)                                      -                    61,163               61,163
 Pfizer, Inc.                                              -                    89,625               89,625
Sandoz AG ORD                                             202,509               174,349              376,858
Sankyo Co Ltd. ORD                                        187,552                134,066             321,618
 Sanofi SA ORD                                             -                    223,795              223,795
                                                          ------------------------------------------------------
                                                          706,973               2,756,705            3,463,678
                                                          ------------------------------------------------------

American Greetings Corp. Cl A                             101,925                -                   101,925
Banta Corp.                                               35,812                 -                   35,812
Central Newspapers, Inc. Cl A                             52,200                 -                   52,200
 Gibson Greetings, Inc. (1)                                -                    47,187               47,187
Hollinger, Inc. ORD                                       28,567                 -                   28,567
McClatchy Newspapers, Inc.                                37,050                 -                   37,050
 Media General, Inc. Cl A                                  -                    206,375              206,375
 News Corporation Ltd. ORD                                 -                    60,894               60,894
Quebecor Printing, Inc. ORD                               40,105                 -                   40,105
VNU Tijdschriftengroep Nederland ORD                      97,897                 -                   97,897
                                                          ------------------------------------------------------
                                                          393,556               314,456              708,012
                                                          ------------------------------------------------------

CSX Corp.                                                 163,625               266,475              430,100
                                                          ------------------------------------------------------


Rainforest Cafe, Inc. (1)                                 31,900                 -                   31,900
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Retail (Apparel)--0.3%
          -                          4,400                 4,400        Gap, Inc.
          -                          3,700                 3,700        Ross Stores, Inc.



         Retail (Food & Drug)--0.8%
         1,500                       -                     1,500       Albertson's, Inc.
          -                          15,000                15,000       Boots Company Plc ORD
         5,200                       -                     5,200       Giant Food Inc. Cl A
          -                          3,000                 3,000        Ito-Yokado Co., Ltd. ORD
          -                          6,100                 6,100        Longs Drug Stores, Inc.
          -                          5,100                 5,100        Ruddick Corp.



         Retail (General Merchandise)--0.8%
         900                         2,400                 3,300       Dayton Hudson Corp.
         5,700                       -                     5,700       Dillard Department Stores, Inc. Cl A
         200                         -                     200         Kohl's Corp. (1)
         1,100                       -                     1,100       May Department Stores Co.
          -                          5,000                 5,000        Marui Company ORD
          -                          1,000                 1,000        Mercantile Stores Co., Inc.
         1,300                       -                     1,300       Penney (J.C.) Company, Inc.
          -                          7,300                 7,300        Sears, Roebuck & Co.


         Retail (Specialty)--0.3%
          -                          2,800                 2,800        CompUSA, Inc. (1)
         1,200                       -                     1,200       Corporate Express, Inc. (1)
         1,000                       -                     1,000       Cortefiel, S.A. ORD
         1,000                       -                     1,000       Fastenal Co.
         700                         -                     700         Home Depot, Inc.
         300                         -                     300         PETsMART, Inc. (1)
         1,000                       -                     1,000       U.S. Office Products Co. (1)
         1,700                       -                     1,700       Wilmar Industries, Inc. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Gap, Inc.                                                 -                    141,350              141,350
 Ross Stores, Inc.                                         -                    188,238              188,238
                                                          ------------------------------------------------------
                                                           -                    329,588              329,588
                                                          ------------------------------------------------------


Albertson's, Inc.                                         52,312                 -                   52,312
 Boots Company Plc ORD                                     -                    159,911              159,911
Giant Food Inc. Cl A                                      175,500                -                   175,500
 Ito-Yokado Co., Ltd. ORD                                  -                    151,648              151,648
 Longs Drug Stores, Inc.                                   -                    305,762              305,762
 Ruddick Corp.                                             -                    67,575               67,575
                                                          ------------------------------------------------------
                                                          227,812                684,896             912,708
                                                          ------------------------------------------------------


Dayton Hudson Corp.                                       34,988                93,300               128,288
Dillard Department Stores, Inc. Cl A                      174,563                -                   174,563
Kohl's Corp. (1)                                          7,975                  -                   7,975
May Department Stores Co.                                 53,625                 -                   53,625
 Marui Company ORD                                         -                    94,945               94,945
 Mercantile Stores Co., Inc.                               -                    50,250               50,250
Penney (J.C.) Company, Inc.                               69,875                 -                   69,875
 Sears, Roebuck & Co.                                      -                    363,175              363,175
                                                          ------------------------------------------------------
                                                          341,026                601,670             942,696
                                                          ------------------------------------------------------

 CompUSA, Inc. (1)                                         -                    126,000              126,000
Corporate Express, Inc. (1)                               33,675                 -                   33,675
Cortefiel, S.A. ORD                                       30,467                 -                   30,467
Fastenal Co.                                              43,063                 -                   43,063
Home Depot, Inc.                                          36,487                 -                   36,487
PETsMART, Inc. (1)                                        7,725                  -                   7,725
U.S. Office Products Co. (1)                              31,000                 -                   31,000
Wilmar Industries, Inc. (1)                               38,888                 -                   38,888
                                                          ------------------------------------------------------
                                                          221,305                126,000             347,305
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Tobacco--0.4%
         1,200                       -                     1,200       Imasco, Ltd. ORD
         700                         4,300                 5,000       Philip Morris Companies Inc.


         Transportation--0.1%
          -                          3,000                 3,000        Kysor Industrial Corp.
         3,300                       -                     3,300       Stagecoach Holdings plc ORD


         Utilities (Electric)--1.2%
         4,700                       -                     4,700       Florida Progress Corp.
         4,300                       -                     4,300       Kansas City Power & Light Co.
          -                          5,500                 5,500        NIPSCO Industries, Inc.
         2,800                       -                     2,800       Northern States Power Co. (Minn.)
         5,200                       -                     5,200       Potomac Electric Power
         1,600                       -                     1,600       Texas Utilities Electric Co.
          -                          9,000                 9,000        Tokyo Electric Power ORD
         3,900                       -                     3,900       Union Electric Co.
          -                          1,000                 1,000        United Illuminating Co.
          -                          3,000                 3,000        VEBA AG ORD


          Utilities (Natural Gas)--0.4%
          -                          2,700                 2,700        Columbia Gas System, Inc. (The)
          -                          1,000                 1,000        Eastern Enterprises
          -                          1,600                 1,600        Indiana Energy Inc.
          -                          6,400                 6,400        Pacific Enterprises
          -                          1,000                 1,000        People's Energy Corp.



         Miscellaneous
         1,250                       -                     1,250       Apollo Group Inc. Cl A (1)
         1,500                       -                     1,500       Corrections Corporation of America (1)


         Total Common Stocks--44.7%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Imasco, Ltd. ORD                                          29,701                 -                   29,701
Philip Morris Companies Inc.                              72,188                443,438              515,626
                                                          ------------------------------------------------------
                                                          101,889               443,438              545,327
                                                          ------------------------------------------------------

 Kysor Industrial Corp.                                    -                    91,500               91,500
Stagecoach Holdings plc ORD                               35,125                 -                   35,125
                                                          ------------------------------------------------------
                                                          35,125                91,500               126,625
                                                          ------------------------------------------------------

Florida Progress Corp.                                    152,163                -                   152,163
Kansas City Power & Light Co.                             121,475                -                   121,475
 NIPSCO Industries, Inc.                                   -                    213,125              213,125
Northern States Power Co. (Minn.)                         131,950                -                   131,950
Potomac Electric Power                                    135,200                -                   135,200
Texas Utilities Electric Co.                              63,200                 -                   63,200
 Tokyo Electric Power ORD                                  -                    203,340              203,340
Union Electric Co.                                        155,025               -                    155,025
 United Illuminating Co.                                   -                    33,375               33,375
 VEBA AG ORD                                               -                    175,347              175,347
                                                          ------------------------------------------------------
                                                          759,013               625,187              1,384,200
                                                          ------------------------------------------------------

 Columbia Gas System, Inc. (The)                           -                    174,487              174,487
 Eastern Enterprises                                       -                    37,500               37,500
 Indiana Energy Inc.                                       -                    38,600               38,600
 Pacific Enterprises                                       -                    196,000              196,000
 People's Energy Corp.                                     -                    36,250               36,250
                                                          ------------------------------------------------------
                                                           -                    482,837              482,837
                                                          ------------------------------------------------------


Apollo Group Inc. Cl A (1)                                32,578                 -                   32,578
Corrections Corporation of America (1)                    37,313                 -                   37,313
                                                          ------------------------------------------------------
                                                          69,891                 -                   69,891
                                                          ------------------------------------------------------
                                                          14,457,278            38,685,461           53,142,739
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         PREFERRED STOCKS

         Chemicals & Resins
         450                         -                     450             Henkel KGaA ORD


         U.S. TREASURY SECURITIES

         $400,000                    -                    $400,000         U.S. Treasury Notes, 6.50%, 4-30-97
          -                         $2,000,000             2,000,000        U.S. Treasury Notes, 5.50%, 11-15-98
         2,200,000                   -                     2,200,000       U.S. Treasury Notes, 5.00%, 2-15-99
          -                          5,000,000             5,000,000        U.S. Treasury Notes, 7.75%, 11-30-99
          -                          2,000,000             2,000,000        U.S. Treasury Notes, 5.50%, 12-31-00
         1,500,000                   -                     1,500,000       U.S. Treasury Notes, 6.375%, 3-31-01
         335,000                     -                     335,000         U.S. Treasury Notes, 6.625%, 7-31-01
         1,725,000                   -                     1,725,000       U.S. Treasury Notes, 7.50%, 5-15-02
          -                          1,400,000             1,400,000        U.S. Treasury Notes, 6.50%, 5-15-05
         1,300,000                   -                     1,300,000       U.S  Treasury Notes, 7.00%, 7-15-06
          -                          1,125,000             1,125,000        U.S. Treasury Bonds, 12.00%, 8-15-13
          -                          1,050,000             1,050,000        U.S. Treasury Bonds, 8.75%, 5-15-17
         875,000                     -                     875,000         U.S. Treasury Bonds, 6.75%, 8-15-26
         Total U.S. Treasury Securities--18.7%



         U.S. GOVERNMENT AGENCY SECURITIES
          -                          1,350,000             1,350,000        FHLMC, 7.93%, 1-20-05
          -                          1,000,000             1,000,000        FNMA, 8.20%, 12-23-96
         100,000                     -                     100,000         FNMA, 7.60%, 1-10-97
          -                          500,000               500,000          FNMA, 6.45%, 6-10-03
          Total U.S. Government Agency Securities--2.6%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)




Henkel KGaA ORD                                           22,412                -                    22,412
                                                          ------------------------------------------------------



U.S. Treasury Notes, 6.50%, 4-30-97                       402,000                -                   402,000
 U.S. Treasury Notes, 5.50%, 11-15-98                      -                    1,996,240            1,996,240
U.S. Treasury Notes, 5.00%, 2-15-99                       2,172,500              -                   2,172,500
 U.S. Treasury Notes, 7.75%, 11-30-99                      -                    5,276,550            5,276,550
 U.S. Treasury Notes, 5.50%, 12-31-00                      -                    1,979,060            1,979,060
U.S. Treasury Notes, 6.375%, 3-31-01                      1,532,340              -                   1,532,340
U.S. Treasury Notes, 6.625%, 7-31-01                      345,784                -                   345,784
U.S. Treasury Notes, 7.50%, 5-15-02                       1,858,153              -                   1,858,153
 U.S. Treasury Notes, 6.50%, 5-15-05                       -                    1,442,434            1,442,434
U.S  Treasury Notes, 7.00%, 7-15-06                       1,385,722              -                   1,385,722
 U.S. Treasury Bonds, 12.00%, 8-15-13                      -                    1,651,635            1,651,635
 U.S. Treasury Bonds, 8.75%, 5-15-17                       -                    1,320,701            1,320,701
U.S. Treasury Bonds, 6.75%, 8-15-26                       913,281                -                   913,281
                                                          ------------------------------------------------------
                                                          8,609,780             13,666,620           22,276,400
                                                          ------------------------------------------------------



 FHLMC, 7.93%, 1-20-05                                     -                    1,488,375            1,488,375
 FNMA, 8.20%, 12-23-96                                     -                    1,001,857            1,001,857
FNMA, 7.60%, 1-10-97                                      100,220                -                   100,220
 FNMA, 6.45%, 6-10-03                                      -                    494,060              494,060
                                                          ------------------------------------------------------
                                                          100,220               2,984,292            3,084,512
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         MORTGAGE-BACKED SECURITIES (3)
          -                          53,150                53,150           FNMA Pool #343829, 6.50%, 4-1-11
          -                          952,726               952,726          FNMA Pool #341477, 6.50%, 5-1-11
          -                          296,495               296,495          FNMA Pool #346400, 6.50%, 5-1-11
          -                          619,136               619,136          FNMA Pool #346779, 6.50%, 5-1-11
         99,680                      -                     99,680          FNMA Pool #250576, 7.00%, 6-1-26
          -                          432,278               432,278          GNMA Pool #351417, 7.00%, 1-15-24
          -                          256,498               256,498          GNMA Pool #361446, 8.00%, 7-15-24
          -                          409,852               409,852          GNMA Pool #377238, 8.50%, 7-20-24
          -                          336,141               336,141          GNMA Pool #355903, 8.00%, 9-15-24
          -                          1,242,593             1,242,593        GNMA Pool #404303, 8.25%, 10-15-24
         184,723                     277,085               461,808          GNMA Pool #001991, 9.00%, 4-20-25
          -                          862,328               862,328          GNMA Pool #009297, 8.25%, 7-20-25
         295,718                     -                     295,718         GNMA Pool #422006, 7.50%, 5-15-25
          -                          493,688               493,688          GNMA Pool #412177, 7.00%, 9-15-25
         544,030                     -                     544,030         GNMA Pool #416856, 7.50%, 10-15-25
          -                          304,204               304,204          GNMA Pool #425081, 7.50%, 2-15-26
         197,122                     -                     197,122         GNMA Pool #372335, 7.50%, 4-15-26
          -                          500,348               500,348          GNMA Pool #402680, 8.00%, 5-15-26
          -                          502,890               502,890          GNMA Pool #417068, 8.00%, 5-15-26
         100,586                     -                     100,586         GNMA Pool #402682, 7.50%, 6-15-26
         1,697,099                   -                     1,697,099       GNMA Pool #431942, 8.25%, 7-15-26
          -                          692,306               692,306          GNMA Pool #002273, 9.00%, 8-20-26
         Total Mortgage-Backed Securities--9.8%

         CORPORATE BONDS
         100,000                     -                     100,000         Alcan Aluminium Ltd., 5.875%, 4-1-00
         550,000                     -                     550,000         Citicorp, 7.125%, 5-15-06
          -                          300,000               300,000          Citizens Utilities Co.,7.60%,6-1-06
         500,000                     -                     500,000         Enron Corp., 6.75%, 7-1-05
         500,000                     -                     500,000         First Bank System Inc., 7.625%, 5-1-05
          -                          600,000               600,000          Ford Motor Credit Co., 6.25%, 11-8-00
         200,000                     -                     200,000         Ford Motor Credit Co., 6.125%, 1-9-06
          -                          400,000               400,000          Hanson Overseas BV, 6.75%, 9-15-05
          -                          500,000               500,000          Japanese Financial Corp. for
                                                                             Municipal Enterprises,7.735%,4-27-05
          -                          500,000               500,000          Korea Development Bank, 6.25%, 5-1-00
         200,000                     -                     200,000         Lockheed Martin Corp., 6.85%, 5-15-01
          -                          500,000               500,000          Lockheed Martin Corp., 7.25%, 5-15-06
         300,000                     -                     300,000         MBNA Corp., 6.875%, 6-1-05
          -                          500,000               500,000          Merrill Lynch & Co.,Inc.,8.00%,2-1-02
          -                          1,000,000             1,000,000        Midland Bank Plc, 6.95%, 3-15-11
          -                          500,000               500,000          News America Holdings,9.125%,10-15-99
         100,000                     -                     100,000         Sears, Roebuck & Co., 6.00%, 5-1-00
         Total Corporate Bonds--6.3%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS
                                                              Market Value                                Pro Forma
                                                              Strategic             Market Value          Combined
                                                              Allocation:           Capital               Market Value
                                                              Conservative          Manager               (Note 1)

 FNMA Pool #343829, 6.50%, 4-1-11                              -                    52,701                52,701
 FNMA Pool #341477, 6.50%, 5-1-11                              -                    944,685               944,685
 FNMA Pool #346400, 6.50%, 5-1-11                              -                    293,992               293,992
 FNMA Pool #346779, 6.50%, 5-1-11                              -                    613,911               613,911
FNMA Pool #250576, 7.00%, 6-1-26                              99,074                 -                    99,074
 GNMA Pool #351417, 7.00%, 1-15-24                             -                    431,600               431,600
 GNMA Pool #361446, 8.00%, 7-15-24                             -                    264,832               264,832
 GNMA Pool #377238, 8.50%, 7-20-24                             -                    426,762               426,762
 GNMA Pool #355903, 8.00%, 9-15-24                             -                    347,062               347,062
 GNMA Pool #404303, 8.25%, 10-15-24                            -                    1,290,731             1,290,731
 GNMA Pool #001991, 9.00%, 4-20-25                            194,358               291,631               485,989
 GNMA Pool #009297, 8.25%, 7-20-25                             -                    885,906               885,906
GNMA Pool #422006, 7.50%, 5-15-25                             300,390                -                    300,390
 GNMA Pool #412177, 7.00%, 9-15-25                             -                    491,066               491,066
GNMA Pool #416856, 7.50%, 10-15-25                            552,642                -                    552,642
 GNMA Pool #425081, 7.50%, 2-15-26                             -                    308,576               308,576
GNMA Pool #372335, 7.50%, 4-15-26                             200,236                -                    200,236
 GNMA Pool #402680, 8.00%, 5-15-26                             -                    515,669               515,669
 GNMA Pool #417068, 8.00%, 5-15-26                             -                    518,288               518,288
GNMA Pool #402682, 7.50%, 6-15-26                             102,175                -                    102,175
GNMA Pool #431942, 8.25%, 7-15-26                             1,756,276              -                    1,756,276
 GNMA Pool #002273, 9.00%, 8-20-26                             -                    729,950               729,950
                                                          ------------------------------------------------------
                                                              3,205,151             8,407,362             11,612,513
                                                          ------------------------------------------------------

Alcan Aluminium Ltd., 5.875%, 4-1-00                          99,375                 -                    99,375
Citicorp, 7.125%, 5-15-06                                     568,563                -                    568,563
 Citizens Utilities Company,  7.60%, 6-1-06                    -                    322,671               322,671
Enron Corp., 6.75%, 7-1-05                                    503,125                -                    503,125
First Bank System Inc., 7.625%, 5-1-05                        533,125                -                    533,125
 Ford Motor Credit Co., 6.25%, 11-8-00                         -                    600,588               600,588
Ford Motor Credit Co., 6.125%, 1-9-06                         192,750                -                    192,750
 Hanson Overseas BV, 6.75%, 9-15-05                            -                    402,944               402,944
 Japanese Financial Corp. for
   Municipal Enterprises, 7.735%, 4-27-05                      -                    530,578               530,578
 Korea Development Bank, 6.25%, 5-1-00                         -                    501,208               501,208
Lockheed Martin Corp., 6.85%, 5-15-01                         205,000                -                    205,000
 Lockheed Martin Corp., 7.25%, 5-15-06                         -                    521,816               521,816
MBNA Corp., 6.875%, 6-1-05                                    302,625                -                    302,625
 Merrill Lynch & Co., Inc., 8.00%, 2-1-02                      -                    536,510               536,510
 Midland Bank Plc, 6.95%, 3-15-11                              -                    997,530               997,530
 News America Holdings, 9.125%, 10-15-99                       -                    538,420               538,420
Sears, Roebuck & Co., 6.00%, 5-1-00                           99,500                 -                    99,500
                                                          ------------------------------------------------------
                                                              2,504,063             4,952,265             7,456,328
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                           Pro Forma
         Principal                      Shares/            Combined
         Amount                         Principal          Shares/
         Strategic                      Amount             Prinicpal
         Allocation:                    Capital            Amount
         Conservative                   Manager            (Note 1)

         FOREIGN CORPORATE BONDS--0.6%
          -                   DEM        1,100,000          1,100,000         Rheinische Hypobank, 5.625%, 7-3-01


         SOVEREIGN GOVERNMENTS & AGENCIES
          -                   DEM        600,000            600,000           Federal Republic of Germany, 6.00%,
                                                                               9-15-03
CAD      150,000                         -                  150,000          Government of Canada, 7.25%, 6-1-03
          -                   CAD        250,000            250,000           Government of Canada, 6.50%, 6-1-04
          -                   FRF        700,000            700,000           Government of France, 7.00%,
                                                                               11-12-99
FRF      1,000,000                       -                  1,000,000        Government of France, 8.50%, 4-25-03
          -                   NLG        200,000            200,000           Government of Netherlands, 8.25%,
                                                                               2-15-02
          -                   ESP        25,000,000         25,000,000        Government of Spain, 10.50%,
                                                                               10-30-03
          -                   JPY        50,000,000         50,000,000        Inter American Development Bank,
                                                                               4.50%, 3-20-03
          -                   BEF        4,000,000          4,000,000         Kingdom of Belgium, 9.00%, 6-27-01
          -                   DKK        1,000,000          1,000,000         Kingdom of Denmark, 8.00%, 5-15-03
          -                   SEK        1,000,000          1,000,000         Kingdom of Sweden, 13.00%, 6-15-01
          -                   AUD        200,000            200,000           Queensland Treasury Corporation
                                                                                 Global Note, 8.00%, 7-14-99
          -                   ITL        200,000,000        200,000,000       Republic of Italy, 9.50%, 12-01-97
JPY      60,000,000                      70,000,000         130,000,000      Republic of Italy, 3.50%, 6-20-01
DEM      1,100,000                       -                  1,100,000        Treuhandanstalt, 7.375%, 12-2-02
GBP      200,000                         300,000            500,000          United Kingdom Treasury, 8.00%,
                                                                               6-10-03
         Total Sovereign Governments & Agencies--4.8%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Rheinische Hypobank, 5.625%, 7-3-01                       -                    740,675              740,675
                                                          ------------------------------------------------------


 Federal Republic of Germany, 6.00%,
     9-15-03                                               -                    406,484              406,484
Government of Canada, 7.25%, 6-1-03                       121,394                -                   121,394
 Government of Canada, 6.50%, 6-1-04                       -                    193,564              193,564
 Government of France, 7.00%, 11-12-99                     -                    144,914              144,914
Government of France, 8.50%, 4-25-03                      226,934                -                   226,934
 Government of Netherlands, 8.25%,
     2-15-02                                               -                    133,754              133,754
 Government of Spain, 10.50%,
     10-30-03                                              -                    231,960              231,960
 Inter American Development
     Bank, 4.50%, 3-20-03                                  -                    505,411              505,411
 Kingdom of Belgium, 9.00%, 6-27-01                        -                    148,202              148,202
 Kingdom of Denmark, 8.00%, 5-15-03                        -                    187,172              187,172
 Kingdom of Sweden, 13.00%, 6-15-01                        -                    189,004              189,004
 Queensland Treasury Corporation Global
     Note, 8.00%, 7-14-99                                  -                    168,692              168,692
 Republic of Italy, 9.50%, 12-01-97                        -                    134,749              134,749
Republic of Italy, 3.50%, 6-20-01                         569,574               664,902              1,234,476
Treuhandanstalt, 7.375%, 12-2-02                          797,321                -                   797,321
United Kingdom Treasury, 8.00%,
     6-10-03                                              351,223               526,835              878,058
                                                          ------------------------------------------------------
                                                          2,066,446             3,635,643            5,702,089
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                     Pro Forma
         Principal                  Shares/          Combined
         Amount                     Principal        Shares/
         Strategic                  Amount           Prinicpal
         Allocation:                Capital          Amount
         Conservative               Manager          (Note 1)

         COMMERCIAL PAPER & OTHER SHORT-TERM INVESETMENTS(2)

         $520,000                   $300,000         $820,000          American Family Financial, 5.24%, 2-13-97
          -                          463,000          463,000           Banque Nationale de Paris, 5.17%,
                                                                           12-31-96
         800,000                     -                800,000          Caisse d'Amortissment de la
                                                                           Dette Sociale, 5.17%, 12-4-96
          -                          550,000          550,000           Emerson Electric, 5.17%, 12-2-96
          -                          800,000          800,000           Ford Motor Credit Corp., 5.17%, 12-3-96
         500,000                     500,000          1,000,000        General Re Corp., 5.17%, 12-16-96
         715,000                     540,000          1,255,000        Hitachi Credit Corp., 5.17%, 12-23-96
          -                          541,000          541,000           Hitachi Credit America Corp., 5.22%,
                                                                            4-30-97
         650,000                     165,000          815,000          IMI Funding Corp. (USA), 5.24%, 2-18-97
         650,000                     800,000          1,450,000        Kingdom of Sweden, 5.25%, 2-3-97
          -                          570,000          570,000           Merrill Lynch & Co., Inc., 5.25%, 1-30-97
          -                          1,000,000        1,000,000         Mitsubishi International, 5.25%, 1-10-97
          -                          1,500,000        1,500,000         Morgan Guaranty Euro Certificate
                                                                             of Deposit, 5.45%, 2-7-97
          -                          500,000          500,000           Morgan Stanley Group, Inc., 5.25%,
                                                                             1-27-97
         1,200,000                   -                1,200,000        National Australia, 5.25%, 1-7-97
          -                          289,000          289,000           Paccar Financial Corp., 5.25%, 1-17-97
         350,000                     -                350,000          Southwestern Bell, 5.17%, 12-24-96
         Total Commercial Paper--11.6%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                                       Market Value                           Pro Forma
                                                                       Strategic          Market Value        Combined
                                                                       Allocation:        Capital             Market Value
                                                                       Conservative       Manager             (Note 1)



American Family Financial, 5.24%, 2-13-97                              514,238            296,656             810,894
 Banque Nationale de Paris, 5.17%, 12-31-96                             -                 460,798             460,798
Caisse d'Amortissment de la                                            799,648             -                  799,648
    Dette Sociale, 5.17%, 12-4-96
 Emerson Electric, 5.17%, 12-2-96                                       -                 549,911             549,911
 Ford Motor Credit Corp., 5.17%, 12-3-96                                -                 799,531             799,531
General Re Corp., 5.17%, 12-16-96                                      498,858            498,751             997,609
Hitachi Credit Corp., 5.17%, 12-23-96                                  712,671            538,099             1,250,770
 Hitachi Credit America Corp., 5.22%, 4-30-97                           -                 528,860             528,860
IMI Funding Corp. (USA), 5.24%, 2-18-97                                642,330            163,002             805,332
Kingdom of Sweden, 5.25%, 2-3-97                                       643,741            792,316             1,436,057
 Merrill Lynch & Co., Inc., 5.25%, 1-30-97                              -                 564,784             564,784
 Mitsubishi International, 5.25%, 1-10-97                               -                 993,668             993,668
 Morgan Guaranty Euro Certificate of Deposit,                           -                 1,484,705           1,484,705
      5.45%, 2-7-97
 Morgan Stanley Group, Inc., 5.25%, 1-27-97                             -                 495,650             495,650
National Australia, 5.25%, 1-7-97                                      1,193,401           -                  1,193,401
 Paccar Financial Corp., 5.25%, 1-17-97                                 -                 286,830             286,830
Southwestern Bell, 5.17%, 12-24-96                                     348,815             -                  348,815
                                                                     ------------------------------------------------------
                                                                       5,353,702          8,453,561           13,807,263
                                                                     ------------------------------------------------------
continued





Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)

TEMPORARY CASH INVESTMENTS
Repurchase Agreement, Merrill Lynch & Co. Inc.,
   (collateralized by U.S. Treasury obligations),
   in a joint trading account at 5.50%, dated
   11-29-96, due 12-2-96
   (Delivery value $400,183)                              400,000                -                   400,000


 Repurchase Agreement (Sanwa Bank), 5.70%, due
   12-2-96, collateralized by $632,000 par value
   U.S. Treasury Notes, 7.50%, due 11-15-01
  (Delivery Value $664,315)(5)                             -                    664,000              664,000
                                                          -------------------------------------------------------
Total Temporary Cash Investments-0.9%                     400,000                664,000             1,064,000
                                                          -------------------------------------------------------
                                                          $36,719,052           $82,189,879          $118,908,931
                                                          =======================================================

TOTAL INVESTMENT SECURITIES--100.0%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (Strategic Allocation: Conservative)
                                                                                     Unrealized
Contracts                                Settlement                     Value           Gain
to Sell                                  Dates                          $115,043     $1,262
149,638 CHF                              12-31-96                       253,474       2,156
389,171 DEM                              12-30-96                       98,820        1,111
515,966 FRF                              12-31-96                       200,810       2,346
22,759,125 JPY                           12-30-96                       36,530          322
                                                                        --------     ------
62,919 NLG                               12-31-96                       $704,677     $7,197
(Value on Settlement Date $711,874)                                     ========     ======

FUTURES CONTRACTS (Capital Manager)
                                                               Underlying
                                         Expiration            Face Amount      Unrealized
Purchased                                Date                  at Value Gain

2 S&P 500                                December
Futures                                  1996                  $758,250         $97,250
                                                               ========         =======

Notes to Schedule of Investments

ADR = American  Depositary  Receipt
AUD = Australian  Dollar
BEF = Belgian Franc
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
DEM = German Mark
ESP = Spanish Peseta
FHLMC = Federal Home Loan Mortgage  Corporation
FNMA = Federal National Mortgage Association
FRF = French  Franc
GBP = British  Pound
GDR = Global  Depositary Receipt
GNMA = Government National Mortgage Association
ITL = Italian Lira
JPY = Japanese  Yen
NLG = Netherlands  Guilder
ORD = Foreign  Ordinary  Share
SEK = Swedish Krona
(1) Non-income producing
(2) Rates disclosed represent effective yield to maturity as of November 30,
1996.
(3) Final maturity indicated.
(4) Security was purchased  under Rule 144A of the  Securities  Act of 1933 and, unless registered under the Act or exempted from registration,  may only be sold
to  qualified  institutional   investors.  The  aggregate  value  of  restricted
securities at November 30, 1996, was $421,322, which represented 0.5% of the net assets of the Capital  Manager  Fund.
(5) Security has been  segregated  at the custodian bank for futures contracts.

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the American Century Strategic Allocation: Conservative Fund and American Century Capital Manager Fund, at and for the period March 1, 1996 through November 30, 1996.

         The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, American Century Capital Manager, in exchange for shares of the surviving entity, American Century Strategic Allocation: Conservative Fund.

         In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

         The Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation-Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price, or the mean of the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price, depending on local convention or regulation. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving fund which would have been issued at November 30, 1996, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of November 30, 1996, divided by the net asset value per share of the shares of the surviving fund as of November 30, 1996. The pro forma total number of shares outstanding for the combined fund consists of the following at November 30, 1996:

                                                              Additional Shares
   Combined               Total Outstanding   Shares of       Assumed Issued
   Fund                   Shares              Surviving Fund  in Reorganization
--------------------------------------------------------------------------------
   Strategic Allocation:
   Conservative           22,073,982          6,296,444       15,777,538

AMERICAN CENTURY STRATEGIC ALLOCATION:  CONSERVATIVE FUND
AMERICAN CENTURY CAPITAL MANAGER FUND
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                                                  American Century    American Century                   Pro Forma
November 30, 1996 (Unaudited)                                   Strategic Allocation:  Capital Manager                   Combined
                                                                  Conservative Fund         Fund       Adjustments       (Note 1)

ASSETS
Investment securities, at value
 (identified cost of $35,334,180
 and $75,028,441, respectively) ...................................   $36,719,052   $ 82,189,879                        $118,908,931
Foreign currency holdings, at value
 (identified cost of $0 and $1,014,
  respectively) ...................................................          --            1,005                               1,005
Cash ..............................................................        99,429           --         (28,846) (d)           70,583
Receivable for forward foreign currency exchange contracts ........         7,197           --                                 7,197
Receivable for investments sold ...................................        98,452            436                              98,888
Receivable for variation on futures contracts .....................          --          122,510                             122,510
Receivable for capital shares sold ................................       252,063         56,174                             308,237
Receivable from advisor ...........................................          --             --          54,794  (c)           54,794
Dividends and interest receivable .................................       290,869        735,928                           1,026,797
Prepaid expenses and other assets .................................          --           58,537       (58,537) (c)(f)            --
                                                                       ------------   ------------     ---------------  ------------
                                                                       37,467,062     83,164,469              (32,589)   120,598,942
                                                                       ------------   ------------     ---------------  ------------

LIABILITIES
Disbursements in excess of demand deposit cash ....................        15,136         28,846       (28,846) (d)           15,136
Payables for investments purchased ................................       322,657           --                               322,657
Payable for capital shares redeemed ...............................        16,567         83,313       (12,052) (e)           87,828
Accrued management fees ...........................................        28,237           --           66,757 (f)           94,994
Payable to affiliates .............................................          --           60,305       (60,305) (f)               --
Distribution fees payable .........................................           744           --                                   744
Service fees payable ..............................................           744           --                                   744
Accrued expenses and other liabilities ............................            30          2,153        (2,153) (e)(f)            30
                                                                       ------------   ------------     ---------------  ------------
                                                                          384,115        174,617              (36,599)       522,133
                                                                       ------------   ------------     ---------------  ------------

Net Assets ........................................................   $37,082,947   $ 82,989,852    $           4,010   $120,076,809
                                                                       ==========     ============     ===============  ============

NET ASSETS CONSIST OF:
Capital paid in ...................................................   $35,424,921   $ 71,103,547         4,010 (f)      $106,532,478
Undistributed net investment income ...............................       192,595        706,324                             898,919
Accumulated undistributed net realized gain
  from investments and foreign
  currency transactions ...........................................        73,373      3,921,444                           3,994,817
Net unrealized appreciation on investments
  and translation of assets
  and liabilities in foreign currencies ...........................     1,392,058      7,258,537                           8,650,595
                                                                       ------------   ------------     ---------------  ------------


                                                                      $37,082,947   $ 82,989,852    $           4,010   $120,076,809
                                                                       ============   ============     ===============  ============
Investor Class
Net assets ........................................................   $33,110,174            N/A    $  82,993,862 (b)   $116,104,036
Shares outstanding (Note 3) .......................................     6,296,444            N/A       15,777,538 (a)(b)  22,073,982
Net asset value per share .........................................       $  5.26            N/A                              $ 5.26
Par value .........................................................       $  0.01            N/A                              $ 0.01

Advisor Class
Net assets ........................................................   $ 3,972,773            N/A                        $  3,972,773
Shares outstanding (Note 3) .......................................       755,654            N/A                             755,654
Net asset value per share .........................................       $  5.26            N/A                              $ 5.26
Par value .........................................................       $  0.01            N/A                              $ 0.01

Single Class
Net assets ........................................................           N/A   $ 82,989,852     $(82,989,852) (b)           N/A
Shares outstanding (Note 3) .......................................           N/A      6,435,426       (6,435,426) (b)           N/A
Net asset value per share .........................................           N/A         $12.90                                 N/A
Par value .........................................................           N/A            N/A                                 N/A


(a) Adjustment to reflect the issuance of Strategic Allocation: Conservative shares in exchange for shares of the Capital Manager Fund in connection with the proposed reorganization.

(b) Adjustment reclassifies Capital Manager shares to reflect the multi-class environment of the proposed reorganized entity.

(c) Remaining unamortized organizational costs of the Capital Manager Fund will be assumed by the investment advisor prior to the merger.

(d) Adjustment to net bank overdraft of the Capital Manager Fund with cash of the Strategic Allocation: Conservative Fund.

(e) Reclass items relating to withholding taxes in Capital Manager Fund to comparable line item of Strategic Allocation: Conservative.

(f) Adjustment restates Capital Manager accrued management fees to reflect the unitary fee structure of the proposed reorganized entity.

See Notes to Pro Forma Financial Statements

AMERICAN CENTURY STRATEGIC ALLOCATION:  CONSERVATIVE FUND
AMERICAN CENTURY CAPITAL MANAGER FUND
PRO FORMA COMBINING STATEMENT OF OPERATIONS

March 1, 1996 through November 30, 1996 (Unaudited)          American Century     American Century                     Pro Forma
                                                           Strategic Allocation:  Capital Manager                       Combined
                                                             Conservative Fund          Fund        Adjustments         (Note 1)
INVESTMENT INCOME
Income:
Interest ................................................       $   474,042        $ 2,025,916                          $ 2,499,958
Dividends (net of foreign taxes withheld
  of $1,369 and $18,365, respectively) ..................            88,950            522,008                              610,958
                                                                  ---------          ---------      -------------       -----------
                                                                    562,992          2,547,924               --           3,110,916
                                                                  ---------          ---------      -------------       -----------


Expenses:
Management fees .........................................           118,774               --          579,458  (a)          698,232
Investment advisory fees ................................              --              381,944       (381,944) (a)              --
Administrative fees .....................................              --               64,910        (64,910) (a)              --
Transfer agency fees ....................................              --               65,212        (65,212) (a)              --
Custodian fees ..........................................              --               51,281        (51,281) (a)              --
Printing and postage ....................................              --               38,045        (38,045) (a)              --
Auditing and legal fees .................................              --               39,326        (39,326) (a)              --
Registration and filing fees ............................              --               18,654        (18,654) (a)              --
Directors' fees and expenses ............................             1,262             15,379        (15,379) (b)            1,262
Organizational expenses .................................              --               12,449        (12,449) (a)              --
Telephone expenses ......................................              --                6,975         (6,975) (a)              --
Distribution fees - Advisor Class .......................             1,525               --                                  1,525
Shareholder services fees - Advisor Class ...............             1,525               --                                  1,525
Other operating expenses ................................              --                  352          (352) (a)               --
                                                                  ---------          ---------      -------------       -----------
  Total expenses ........................................           123,086            694,527           (115,069)          702,544
Custodian earnings credits ..............................              --                 (619)            619 (a)              --
Amount waived ...........................................              --             (109,073)        109,073 (a)              --
                                                                  ---------          ---------      -------------       -----------
  Net expenses ..........................................           123,086            584,835             (5,377)          702,544
                                                                  ---------          ---------      -------------       -----------

Net investment income ...................................           439,906          1,963,089              5,377         2,408,372
                                                                  ---------          ---------      -------------       -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCY

Net realized gain (loss) on:
  Investments ...........................................            62,810          3,279,767                            3,342,577
  Foreign currency transactions .........................            (2,771)           (12,162)                            (14,933)
                                                                  ---------          ---------      -------------       -----------
                                                                     60,039          3,267,605                            3,327,644
                                                                  ---------          ---------      -------------       -----------

Change in net unrealized appreciation on:
  Investments ...........................................         1,384,872          2,883,785                            4,268,657
  Translation of assets of
    liabilities in foreign currencies ...................             7,186             57,029                               64,215
                                                                  ---------          ---------      -------------       -----------
                                                                  1,392,058          2,940,814                            4,332,872
                                                                  ---------          ---------      -------------       -----------

Net realized and unrealized gain on
investments and foreign currency ........................         1,452,097          6,208,419                            7,660,516
                                                                  ---------          ---------      -------------       -----------

Net Increase in Net Assets
Resulting from Operations ...............................       $ 1,892,003        $ 8,171,508        $     5,377        $10,068,888
                                                                  =========          =========      =============        ===========


(a) Adjustment restates Capital Manager management fees to reflect the unitary fee structure of the proposed reorganized entity.

(b)  Reduction reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements

Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)


         COMMON STOCKS

         Aerospace & Defense--0.8%
         600                         -                     600         Boeing Co.
          -                          1,700                 1,700        Gencorp, Inc.
          -                          1,700                 1,700        General Dynamics Corp.
         700                         6,500                 7,200       Litton Industries, Inc. (1)
         900                         -                     900         Lockheed Martin Corp.
         1,700                       -                     1,700       Raytheon Co.
          -                          1,400                 1,400        United Technologies Corp.


          Airlines--0.5%
          -                          2,100                 2,100        AMR Corp. (1)
          -                          4,900                 4,900        Delta Airlines, Inc.



         Automobiles & Auto Parts--1.3%
         100                         -                     100         Bayerische Motoren Werke (BMW) ORD
          -                          7,600                 7,600        Chrysler Corp.
         1,000                       -                     1,000       Daimler-Benz AG ORD (1)
         4,300                       6,200                 10,500      Ford Motor Co.
          -                          5,500                 5,500        General Motors Corp.
         6,200                       -                     6,200       T&N plc ORD
         2,000                       10,000                12,000      Toyota Motor Corp. ORD
         100                         200                   300         Volkswagen AG ORD

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

(CONTINUATION OF COLUMNS FROM PRIOR PAGE)


                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)





Boeing Co.                                                $59,625                -                   $59,625
 Gencorp, Inc.                                             -                    $31,450              31,450
 General Dynamics Corp.                                    -                    125,375              125,375
Litton Industries, Inc. (1)                               32,725                303,875              336,600
Lockheed Martin Corp.                                     81,562                 -                   81,562
Raytheon Co.                                              86,913                 -                   86,913
 United Technologies Corp.                                 -                    196,350              196,350
                                                          ------------------------------------------------------
                                                          260,825               657,050              917,875
                                                          ------------------------------------------------------

 AMR Corp. (1)                                             -                    191,625              191,625
 Delta Airlines, Inc.                                      -                    368,725              368,725
                                                          ------------------------------------------------------
                                                           -                    560,350              560,350
                                                          ------------------------------------------------------


Bayerische Motoren Werke (BMW) ORD                        64,824                 -                   64,824
 Chrysler Corp.                                            -                    269,800              269,800
Daimler-Benz AG ORD (1)                                   65,312                 -                   65,312
Ford Motor Co.                                            140,825               203,050              343,875
 General Motors Corp.                                      -                    316,938              316,938
T&N plc ORD                                               19,704                 -                   19,704
Toyota Motor Corp. ORD                                    54,640                273,407              328,047
Volkswagen AG ORD                                         40,085                80,119               120,204
                                                          ------------------------------------------------------
                                                         385,390             1,143,314             1,528,704
                                                          ------------------------------------------------------
continued


Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Banking--4.0%
         -                           25,100                25,100       Australia & New Zealand Banking Group Ltd. ORD
         900                        -                      900         Bank of Nova Scotia ORD
         -                           4,800                 4,800        Banc One Corp.
         -                           2,100                 2,100        Banco Bilbao Vizcaya, S.A. ORD
         -                           8,400                 8,400        BankAmerica Corp.
         800                        -                      800         Banque Nationale de Paris ORD
         900                        -                      900         CS Holding AG ORD (1)
         600                        5,512                  6,112       Chase Manhattan Corp.
         600                        -                      600         Citicorp
         -                           2,000                 2,000        Credit Commercial de France ORD
         700                        -                      700         Deutsche Pfandbrief-und Hypothekenbank AG ORD
         -                           9,000                 9,000        Development Bank of Singapore ORD
         -                           3,300                 3,300        First Union Corp.
         3,000                      -                      3,000       First Virginia Banks, Inc.
         -                           18,000                18,000       Hang Seng Bank ORD
         700                        -                      700         KeyCorp
         2,800                      -                      2,800       Mercantile Bancorporation Inc.
         400                        7,100                  7,500       Morgan (J.P.) & Co. Inc.
         -                           3,600                 3,600        NationsBank Corp.
         2,700                      -                      2,700       PNC Bank Corp.
         4,500                      -                      4,500       Royal Bank of Scotland Group plc ORD
         -                           9,000                 9,000        Sanwa Bank ORD
         1,500                      -                      1,500       Sparbanken Sverige AB Cl A ORD
         600                        -                      600         State Street Boston Corp.
         1,500                      -                      1,500       Wachovia Corp.
         100                        -                      100         Wells Fargo & Co.


         Biotechnology--0.6%
         900                         4,900                 5,800       Amgen Inc. (1)
         1,500                      -                      1,500       Centocor, Inc. (1)
         900                        1,600                  2,500       Genetics Institute, Inc. (1)
         1,400                      -                      1,400       Interneuron Pharmaceuticals, Inc. (1)
         1,200                      -                      1,200       Martek BioSciences Corp. (1)
         500                        -                      500         Parexel International Corp. (1)
         400                        -                      400         Quintiles Transnational Corp. (1)


continued


Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

(CONTINUATION OF COLUMNS FROM PRIOR PAGE)



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Australia & New Zealand Banking
   Group Ltd. ORD                                         -                     165,438              165,438
Bank of Nova Scotia ORD                                   31,246                -                    31,246
 Banc One Corp.                                           -                     228,600              228,600
 Banco Bilbao Vizcaya, S.A. ORD                           -                     106,044              106,044
 BankAmerica Corp.                                        -                     865,200              865,200
Banque Nationale de Paris ORD                             31,816                -                    31,816
CS Holding AG ORD (1)                                     95,741                -                    95,741
Chase Manhattan Corp.                                     56,700                520,884              577,584
Citicorp                                                  65,550                -                    65,550
 Credit Commercial de France ORD                          -                     96,787               96,787
Deutsche Pfandbrief-und
 Hypothekenbank AG ORD                                    30,485                -                    30,485
 Development Bank of Singapore ORD                        -                     116,150              116,150
 First Union Corp.                                        -                     252,038              252,038
First Virginia Banks, Inc.                                145,875               -                    145,875
 Hang Seng Bank ORD                                       -                     217,085              217,085
KeyCorp                                                   36,662                -                    36,662
Mercantile Bancorporation Inc.                            148,050               -                    148,050
Morgan (J.P.) & Co. Inc.                                  37,750                670,062              707,812
 NationsBank Corp.                                        -                     373,050              373,050
PNC Bank Corp.                                            106,650               -                    106,650
Royal Bank of Scotland Group plc ORD                      39,650                -                    39,650
 Sanwa Bank ORD                                           -                     148,747              148,747
Sparbanken Sverige AB Cl A ORD                            24,795                -                    24,795
State Street Boston Corp.                                 40,575                -                    40,575
Wachovia Corp.                                            90,000                -                    90,000
Wells Fargo & Co.                                         28,463                -                    28,463
                                                          ------------------------------------------------------
                                                          1,010,008             3,760,085            4,770,093
                                                          ------------------------------------------------------

Amgen Inc. (1)                                            54,900                298,287              353,187
Centocor, Inc. (1)                                        41,625                -                    41,625
Genetics Institute, Inc. (1)                              60,975                108,800              169,775
Interneuron Pharmaceuticals, Inc. (1)                     27,650                -                    27,650
Martek BioSciences Corp. (1)                              21,000                -                    21,000
Parexel International Corp. (1)                           25,844                -                    25,844
Quintiles Transnational Corp. (1)                         24,300                -                    24,300
                                                          ------------------------------------------------------
                                                          256,294               407,087             663,381
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

          Broadcasting & Media
         -                           8,000                 8,000        Carlton Communications Plc ORD

         Building & Home Improvements--0.1%
         2,900                       -                     2,900       Masco Corp.


         Business Services & Supplies--0.6%
         600                        -                      600         ABR Information Services, Inc. (1)
         3,100                      -                      3,100       AccuStaff, Inc. (1)
         200                        -                      200         Adecco SA ORD
         1,400                      -                      1,400       APAC Teleservices, Inc. (1)
         -                           2,200                 2,200        America Online, Inc. (1)
         100                        -                      100         BIS SA ORD
         800                        -                      800         Concord EFS, Inc. (1)
         900                        -                      900         Employee Solutions, Inc. (1)
         1,600                      -                      1,600       First Data Corp.
         200                        -                      200         Gartner Group, Inc. Cl A (1)
         -                           2,000                 2,000        Jacobs Engineering Group, Inc (1)
         -                           4,000                 4,000        Manpower Inc.
         1,800                      -                      1,800       PMT Services, Inc. (1)
         1,000                      -                      1,000       Robert Half International, Inc. (1)
         1,100                      -                      1,100       ROMAC International, Inc. (1)


         Chemicals & Resins--2.5%
         -                           2,200                 2,200        Advanced Technology Labs, Inc. (1)
         1,200                      -                      1,200       Air Products & Chemicals, Inc.
         200                        -                      200         Akzo Nobel ORD
         -                           19,000                19,000       Asahi Chemical Industries ORD
         -                           5,500                 5,500        Bayer AG ORD
         -                           3,500                 3,500        Bio-Rad Laboratories, Inc. Cl A
         800                         5,200                 6,000       Dow Chemical Co.
         -                           7,200                 7,200        du Pont (E.I.) de Nemours & Co.
         700                        -                      700         Great Lakes Chemical Corp.
         50                         -                      50          Henkel KGaA ORD (1)
         13,000                     -                      13,000      Japan Synthetic Rubber Co. ORD
         3,800                      -                      3,800       Lubrizol Corp.
         6,700                      -                      6,700       Millennium Chemicals Inc. (1)
         -                           8,300                 8,300        Morton International, Inc.
         900                        -                      900         Nalco Chemical Co.
         -                           4,500                 4,500        PPG Industries, Inc.
         -                           5,000                 5,000        Schulman (A.), Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Carlton Communications Plc ORD                            -                    67,664               67,664
                                                          ------------------------------------------------------

Masco Corp.                                               105,850                -                   105,850
                                                          ------------------------------------------------------


ABR Information Services, Inc. (1)                        25,725                -                    25,725
AccuStaff, Inc. (1)                                       62,775                -                    62,775
Adecco SA ORD                                             51,522                -                    51,522
APAC Teleservices, Inc. (1)                               66,675                -                    66,675
 America Online, Inc. (1)                                 -                     77,825               77,825
BIS SA ORD                                                10,076                -                    10,076
Concord EFS, Inc. (1)                                     23,450                -                    23,450
Employee Solutions, Inc. (1)                              16,594                -                    16,594
First Data Corp.                                          63,800                -                    63,800
Gartner Group, Inc. Cl A (1)                              7,363                 -                    7,363
 Jacobs Engineering Group, Inc (1)                        -                     48,250               48,250
 Manpower Inc.                                            -                     130,500              130,500
PMT Services, Inc. (1)                                    38,137                -                    38,137
Robert Half International, Inc. (1)                       37,250                -                    37,250
ROMAC International, Inc. (1)                             26,400                -                    26,400
                                                          ------------------------------------------------------
                                                          429,767               256,575              686,342
                                                          ------------------------------------------------------

 Advanced Technology Labs, Inc. (1)                       -                     62,700               62,700
Air Products & Chemicals, Inc.                            83,400                -                    83,400
Akzo Nobel ORD                                            26,525                -                    26,525
 Asahi Chemical Industries ORD                            -                     124,941              124,941
 Bayer AG ORD                                             -                     221,187              221,187
 Bio-Rad Laboratories, Inc. Cl A                          -                     104,562              104,562
Dow Chemical Co.                                          67,000                435,500              502,500
 du Pont (E.I.) de Nemours & Co.                          -                     678,600              678,600
Great Lakes Chemical Corp.                                37,538                -                    37,538
Henkel KGaA ORD (1)                                       2,438                 -                    2,438
Japan Synthetic Rubber Co. ORD                            86,564                -                    86,564
Lubrizol Corp.                                            116,850               -                    116,850
Millennium Chemicals Inc. (1)                             138,187               -                    138,187
 Morton International, Inc.                               -                     335,112              335,112
Nalco Chemical Co.                                        34,312                -                    34,312
 PPG Industries, Inc.                                     -                     275,625              275,625
 Schulman (A.), Inc.                                      -                     118,750              118,750
                                                          ------------------------------------------------------
                                                         592,814              2,356,977            2,949,791
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Communications Equipment--0.7%
         1,600                      -                      1,600       ADC Telecommunications, Inc. (1)
         1,200                      -                      1,200       Ascend Communications, Inc. (1)
         800                        -                      800         Comverse Technology, Inc. (1)
         800                        -                      800         Davox Corp. (1)
         1,300                       4,893                 6,193       Lucent Technologies, Inc.
         2,000                      -                      2,000       Motorola, Inc.
         1,000                      -                      1,000       PairGain Technologies, Inc. (1)
         600                        -                      600         Premisys Communications, Inc. (1)
         2,400                      -                      2,400       Tellabs, Inc. (1)


         Communications Services--2.9%
         4,000                       11,100                15,100      AT&T Corp.
         -                           5,300                 5,300       Ameritech Corp.
         -                           5,000                 5,000       Bell Atlantic Corp.
         4,200                       4,900                 9,100       BellSouth Corp.
         8,700                      -                      8,700       Cable & Wireless plc ORD
         600                        -                      600         Cincinnati Bell, Inc.
         1,200                      -                      1,200       LCI International, Inc. (1)
         2,300                      -                      2,300       MCI Communications Corp.
         1,400                      -                      1,400       Omnipoint Corp. (1)
         3,100                       14,500                17,600      SBC Communications Inc.
         -                           2,000                 2,000        Sprint Corp.
         -                           20,000                20,000      Telecom Corporation of New
                                                                        Zealand Ltd. ORD
         -                           37,000                37,000       Telecom Italia Mobile SpA ORD
         1,750                      -                      1,750       Telefonica de Espana ADR
         -                           6,000                 6,000        Telefonica de Espana ORD
         5,500                      -                      5,500       TELUS Corp. ORD
         1,500                      -                      1,500       Worldcom Inc. (1)


         Computer Peripherals--0.2%
         1,200                       -                     1,200       Cascade Communications (1)
         400                         -                     400         Ciprico Inc. (1)
         1,000                       -                     1,000       Cisco Systems Inc. (1)
         900                         -                     900         Diebold, Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


ADC Telecommunications, Inc. (1)                          58,400                -                    58,400
Ascend Communications, Inc. (1)                           85,425                -                    85,425
Comverse Technology, Inc. (1)                             27,200                -                    27,200
Davox Corp. (1)                                           30,500                -                    30,500
Lucent Technologies, Inc.                                 66,625                250,766              317,391
Motorola, Inc.                                            110,750               -                    110,750
PairGain Technologies, Inc. (1)                           63,750                -                    63,750
Premisys Communications, Inc. (1)                         30,863                -                    30,863
Tellabs, Inc. (1)                                         95,850                -                    95,850
                                                          ------------------------------------------------------
                                                          569,363               250,766              820,129
                                                          ------------------------------------------------------


AT&T Corp.                                                157,000               435,675              592,675
 Ameritech Corp.                                          -                     312,037              312,037
 Bell Atlantic Corp.                                      -                     314,375              314,375
BellSouth Corp.                                           169,575               197,837              367,412
Cable & Wireless plc ORD                                  69,634                -                    69,634
Cincinnati Bell, Inc.                                     35,775                -                    35,775
LCI International, Inc. (1)                               39,150                -                    39,150
MCI Communications Corp.                                  70,294                -                    70,294
Omnipoint Corp. (1)                                       37,100                -                    37,100
SBC Communications Inc.                                   163,138               763,063              926,201
 Sprint Corp.                                             -                     83,750               83,750
 Telecom Corporation of New
   Zealand Ltd. ORD                                       -                     105,437              105,437
 Telecom Italia Mobile SpA ORD                            -                     87,009               87,009
Telefonica de Espana ADR                                  115,500               -                    115,500
 Telefonica de Espana ORD                                 -                     131,370              131,370
TELUS Corp. ORD                                           87,017                -                    87,017
Worldcom Inc. (1)                                         34,781                -                    34,781
                                                          ------------------------------------------------------
                                                          978,964               2,430,553            3,409,517
                                                          ------------------------------------------------------

Cascade Communications (1)                                82,725                 -                   82,725
Ciprico Inc. (1)                                          5,400                  -                   5,400
Cisco Systems Inc. (1)                                    67,937                 -                   67,937
Diebold, Inc.                                             53,663                 -                   53,663
                                                          ------------------------------------------------------
                                                         209,725                 -                  209,725
                                                          ------------------------------------------------------

continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Computer Software & Services--0.8%
         600                         -                     600         CBT Group PLC ADR (1)
         1,800                       -                     1,800       Cap Gemini Sogeti SA ORD (1)
         800                         -                     800         Clarify, Inc. (1)
         1,200                       2,250                 3,450       Computer Associates International, Inc.
         1,000                       -                     1,000       Compuware Corp. (1)
         800                         -                     800         HBO & Co.
         1,200                       -                     1,200       McAfee Associates, Inc. (1)
         100                         -                     100         Microsoft Corp. (1)
         4,500                       -                     4,500       Misys plc ORD
         1,250                       -                     1,250       Oracle Systems Corp. (1)
         1,000                       -                     1,000       Rational Software Corp. (1)
         -                           500                   500          SAP AG ORD
         1,200                       -                     1,200       Transaction Systems Architects, Inc. (1)
         2,500                       -                     2,500       Vanstar Corp. (1)


         Computer Systems--1.6%
          -                          6,000                 6,000        Chips & Technologies, Inc. (1)
          -                          6,600                 6,600        Compaq Computer Corp. (1)
         200                         -                     200         Dell Computer Corp. (1)
         200                         1,500                 1,700       Gateway 2000, Inc. (1)
          -                          2,500                 2,500        Intel Corp.
         400                         3,300                 3,700       International Business Machines Corp.
          -                          3,500                 3,500        Medic Computer Systems, Inc. (1)
         600                         -                     600         Sun Microsystems, Inc. (1)
          -                          1,500                 1,500        Tektronix, Inc.


          Construction & Property Development--0.8%
          -                          5,000                 5,000        Centex Corp.
          -                          1,500                 1,500        Harsco Corp.
          -                          20,000                20,000       Henderson Land Development ORD
          -                          18,000                18,000       Hutchison Whampoa Ltd. ORD
          -                          3,000                 3,000        Kaufman & Broad Home Corp.
          -                          5,000                 5,000        Schuller Corp.
          -                          20,000                20,000       Standard Pacific Corp.
          -                          2,200                 2,200        Vulcan Materials Co.
          -                          1,000                 1,000        Webb (Del) Corp.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


CBT Group PLC ADR (1)                                     34,500                 -                   34,500
Cap Gemini Sogeti SA ORD (1)                              85,386                 -                   85,386
Clarify, Inc. (1)                                         35,800                 -                   35,800
Computer Associates International, Inc.                   78,900                147,937              226,837
Compuware Corp. (1)                                       56,750                 -                   56,750
HBO & Co.                                                 45,550                 -                   45,550
McAfee Associates, Inc. (1)                               57,000                 -                   57,000
Microsoft Corp. (1)                                       15,694                 -                   15,694
Misys plc ORD                                             75,062                 -                   75,062
Oracle Systems Corp. (1)                                  61,406                 -                   61,406
Rational Software Corp. (1)                               34,875                 -                   34,875
 SAP AG ORD                                                -                    68,391               68,391
Transaction Systems Architects,Inc.(1)                    44,100                 -                   44,100
Vanstar Corp. (1)                                         68,125                 -                   68,125
                                                          ------------------------------------------------------
                                                          693,148               216,328              909,476
                                                          ------------------------------------------------------

 Chips & Technologies, Inc. (1)                            -                    126,375              126,375
 Compaq Computer Corp. (1)                                 -                    523,050              523,050
Dell Computer Corp. (1)                                   20,338                 -                   20,338
Gateway 2000, Inc. (1)                                    10,750                80,438               91,188
 Intel Corp.                                               -                    317,188              317,188
International Business Machines Corp.                     63,750                525,938              589,688
 Medic Computer Systems, Inc. (1)                          -                    118,125              118,125
Sun Microsystems, Inc. (1)                                34,913                 -                   34,913
 Tektronix, Inc.                                           -                    73,125               73,125
                                                          ------------------------------------------------------
                                                          129,751               1,764,239            1,893,990
                                                          ------------------------------------------------------

 Centex Corp.                                              -                    180,000              180,000
 Harsco Corp.                                              -                    104,625              104,625
 Henderson Land Development ORD                            -                    201,112              201,112
 Hutchison Whampoa Ltd. ORD                                -                    139,097              139,097
 Kaufman & Broad Home Corp.                                -                    38,625               38,625
 Schuller Corp.                                            -                    48,125               48,125
 Standard Pacific Corp.                                    -                    117,500              117,500
 Vulcan Materials Co.                                      -                    136,950              136,950
 Webb (Del) Corp.                                          -                    16,875               16,875
                                                          ------------------------------------------------------
                                                           -                    982,909              982,909
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Consumer Products--1.1%
         700                         -                     700         Avon Products, Inc.
         2,000                       6,000                 8,000       Canon, Inc. ORD
         600                         -                     600         Colgate-Palmolive Co.
          -                          2,200                 2,200       Eastman Kodak Co.
         800                         -                     800         Gillette Company
          -                          10,800                10,800      Hillenbrand Industries, Inc.
          -                          1,000                 1,000       Miller (Herman), Inc.
         1,200                       -                     1,200       Rexall Sundown, Inc. (1)
         180                         -                     180         SMH Swiss Corporation for Microelectronics
                                                                        and Watchmaking Industries Ltd. ORD
          -                          25,000                25,000      Sanyo Electric Company ORD
          -                          350                   350         Snap-On, Inc.
         2,000                       -                     2,000       Uni-Charm Corporation ORD


         Diversified Companies--0.8%
         5,100                       -                     5,100       BBA Group plc ORD
         5,000                       -                     5,000       Email Ltd. ORD
         600                         5,900                 6,500       General Electric Co. (U.S.)
         3,900                       -                     3,900       Granada Group plc ORD
         4,000                       -                     4,000       Nikon Corp. ORD
         7,700                       -                     7,700       Siebe plc ORD
         4,600                       -                     4,600       Southcorp Holdings Ltd. ORD


         Electrical & Electronic Components--1.4%
         2,500                       -                     2,500       AMP, Inc.
         2,000                       -                     2,000       Advantest Corp. ORD
         3,000                       -                     3,000       Anicom, Inc. (1)
          -                          6,600                 6,600       Coherent, Inc. (1)
          -                          2,500                 2,500       Fluke Corp.
          -                          6,400                 6,400       Johnson Controls, Inc.
         500                         -                     500         Intel Corp.
          -                          2,500                 2,500       Park Electrochemical Corp.
         1,000                       -                     1,000       RadiSys Corp. (1)
          -                          1,500                 1,500       Raychem Corp.
          -                          4,000                 4,000       Rexel, Inc. (1)
         1,000                       2,000                 3,000       Sony Corp. ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Avon Products, Inc.                                       39,025                 -                   39,025
Canon, Inc. ORD                                           42,166                126,593              168,759
Colgate-Palmolive Co.                                     55,575                 -                   55,575
 Eastman Kodak Co.                                         -                    178,200              178,200
Gillette Company                                          59,000                 -                   59,000
 Hillenbrand Industries, Inc.                              -                    398,250              398,250
 Miller (Herman), Inc.                                     -                    47,000               47,000
Rexall Sundown, Inc. (1)                                  30,600                 -                   30,600
SMH Swiss Corporation for Microelectronics
   and Watchmaking Industries Ltd. ORD                    114,958                -                   114,958
 Sanyo Electric Company ORD                                -                    117,143              117,143
 Snap-On, Inc.                                             -                    12,688               12,688
Uni-Charm Corporation ORD                                 48,316                 -                   48,316
                                                          ------------------------------------------------------
                                                          389,640               879,874              1,269,514
                                                          ------------------------------------------------------


BBA Group plc ORD                                         29,843                 -                   29,843
Email Ltd. ORD                                            14,326                 -                   14,326
General Electric Co. (U.S.)                               62,400                 613,600             676,000
Granada Group plc ORD                                     56,693                 -                   56,693
Nikon Corp. ORD                                           48,843                 -                   48,843
Siebe plc ORD                                             122,937                -                   122,937
Southcorp Holdings Ltd. ORD                               15,126                 -                   15,126
                                                          ------------------------------------------------------
                                                          350,168                613,600             963,768
                                                          ------------------------------------------------------

AMP, Inc.                                                 95,625                 -                   95,625
Advantest Corp. ORD                                       85,387                 -                   85,387
Anicom, Inc. (1)                                          28,687                 -                   28,687
 Coherent, Inc. (1)                                        -                    286,275              286,275
 Fluke Corp.                                               -                    107,813              107,813
 Johnson Controls, Inc.                                    -                    496,000              496,000
Intel Corp.                                               63,406                 -                   63,406
 Park Electrochemical Corp.                                -                    56,875               56,875
RadiSys Corp. (1)                                         45,625                 -                   45,625
 Raychem Corp.                                             -                    127,875              127,875
 Rexel, Inc. (1)                                           -                    55,500               55,500
Sony Corp. ORD                                            64,040                 128,176             192,216
                                                          ------------------------------------------------------
                                                          382,770               1,258,514            1,641,284
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Energy (Production & Marketing)--3.9%
         1,800                       -                     1,800       Amoco Corp.
         400                         6,400                 6,800       Atlantic Richfield Co.
         2,800                       -                     2,800       British-Borneo Petroleum Syndicate plc ORD
         700                         -                     700         Burlington Resources Inc.
         4,200                       -                     4,200       Cairn Energy plc ORD (1)
         7,700                       -                     7,700       Canadian 88 Energy Corp. ORD (1)
         1,600                       2,500                 4,100       Chevron Corp.
          -                          1,700                 1,700        Dresser Industries, Inc.
          -                          20,000                20,000       Enterprise Oil Plc ORD
         3,800                       1,800                 5,600       Exxon Corp.
         4,200                       -                     4,200       MAPCO Inc.
         100                         -                     100         Mobil Corp.
         1,400                       -                     1,400       Murphy Oil Corp.
          -                          1,500                 1,500        Occidental Petroleum Corp.
          -                          4,100                 4,100        Pan Energy Corp.
          -                          2,500                 2,500        Petroleum Geo Services ORD (1)
          -                          4,100                 4,100        Phillips Petroleum Co.
         2,900                       -                     2,900       Renaissance Energy Ltd. ORD (1)
         2,600                       -                     2,600       Rigel Energy Corp. ORD (1)
          -                          1,000                 1,000        Royal Dutch Petroleum Co. ADR
          -                          2,000                 2,000        Royal Dutch Petroleum Co. ORD
         15,400                      -                     15,400      Santos Ltd. ORD
         1,500                       -                     1,500       Seagull Energy Corp. (1)
         500                         -                     500         Talisman Energy, Inc. ORD (1)
         2,600                       -                     2,600       Tarragon Oil & Gas Ltd. ORD (1)
         400                         4,600                 5,000       Texaco Inc.
          -                          1,329                 1,329        Total SA ORD
          -                          2,800                 2,800        USX-Marathon Group
          -                          3,000                 3,000        Union Tex Petroleum Holdings
         2,600                       -                     2,600       Unocal Corp.


         Energy (Services)--0.1%
         900                         -                     900         Baker Hughes Inc.
         6,000                       -                     6,000       Saipem S.p.A. ORD
         2,700                       -                     2,700       Smedvig ASA Cl A ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Amoco Corp.                                               139,725                -                   139,725
Atlantic Richfield Co.                                    55,650                890,400              946,050
British-Borneo Petroleum Syndicate plc ORD                30,038                 -                   30,038
Burlington Resources Inc.                                 37,100                 -                   37,100
Cairn Energy plc ORD (1)                                  24,930                 -                   24,930
Canadian 88 Energy Corp. ORD (1)                          34,236                 -                   34,236
Chevron Corp.                                             107,200               167,500              274,700
 Dresser Industries, Inc.                                  -                     55,675              55,675
 Enterprise Oil Plc ORD                                    -                    200,098              200,098
Exxon Corp.                                               359,575               170,325              529,900
MAPCO Inc.                                                141,750                -                   141,750
Mobil Corp.                                               12,100                 -                   12,100
Murphy Oil Corp.                                          71,400                 -                   71,400
 Occidental Petroleum Corp.                                -                    36,000               36,000
 Pan Energy Corp.                                          -                    180,400              180,400
 Petroleum Geo Services ORD (1)                            -                    93,830               93,830
 Phillips Petroleum Co.                                    -                    185,012              185,012
Renaissance Energy Ltd. ORD (1)                           101,756                -                   101,756
Rigel Energy Corp. ORD (1)                                28,515                 -                   28,515
 Royal Dutch Petroleum Co. ADR                             -                    169,875              169,875
 Royal Dutch Petroleum Co. ORD                             -                    336,906              336,906
Santos Ltd. ORD                                           62,674                 -                   62,674
Seagull Energy Corp. (1)                                  34,313                 -                   34,313
Talisman Energy, Inc. ORD (1)                             16,859                 -                   16,859
Tarragon Oil & Gas Ltd. ORD (1)                           28,034                 -                   28,034
Texaco Inc.                                               39,650                455,975              495,625
 Total SA ORD                                              -                    106,183              106,183
 USX-Marathon Group                                        -                    64,050               64,050
 Union Tex Petroleum Holdings                              -                    66,750               66,750
Unocal Corp.                                              105,950                -                   105,950
                                                          ------------------------------------------------------
                                                          1,431,455             3,178,979            4,610,434
                                                          ------------------------------------------------------

Baker Hughes Inc.                                         32,962                 -                   32,962
Saipem S.p.A. ORD                                         27,755                 -                   27,755
Smedvig ASA Cl A ORD                                      56,725                 -                   56,725
                                                          ------------------------------------------------------
                                                          117,442                -                   117,442
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Environmental Services--0.2%
         5,900                       -                     5,900       Browning-Ferris Industries, Inc.
         700                         -                     700         Thermatrix Inc. (1)
         1,300                       -                     1,300       USA Waste Services, Inc. (1)
         500                         -                     500         United Waste Systems, Inc. (1)
         1,000                       -                     1,000       WMX Technologies, Inc.


         Financial Services--3.1%
          -                          1,500                 1,500        ABN AMRO Holdings NV ORD
         700                         -                     700         Acom Company, Ltd. ORD
          -                          4,200                 4,200        American Express Credit Corp.
         800                         -                     800         Amresco, Inc. (1)
          -                          2,000                 2,000        AmSouth Bancorporation
          -                          6,950                 6,950        Bear Stearns Companies Inc.
          -                          1,000                 1,000        CS Holding AG ORD (1)
          -                          1,000                 1,000        Edwards (A.G.), Inc.
         1,500                       10,500                12,000      Federal National Mortgage Association
          -                          2,900                 2,900        Lehman Brothers Holdings, Inc.
          -                          29,000                29,000       Marubeni Corporation ORD
          -                          2,200                 2,200        Merrill Lynch & Co., Inc.
          -                          5,600                 5,600        Morgan Stanley Group, Inc.
          -                          7,000                 7,000        Nomura Securities Co, Ltd. ORD
          -                          3,800                 3,800        Paine Webber Group, Inc.
         600                         -                     600         Promise Company Ltd. ORD
          -                          1,800                 1,800        ReliaStar Financial Corp.
          -                          6,100                 6,100        Salomon, Inc.
          -                          2,500                 2,500        Student Loan Marketing Association
         866                         15,600                16,466      Travelers Group, Inc.
          -                          2,000                 2,000        Washington Federal, Inc.


         Food & Beverage--0.8%
         1,200                       -                     1,200       Anheuser-Busch Companies, Inc.
         6,225                       -                     6,225       Archer-Daniels-Midland Co.
         57                          -                     57          Cadbury Schweppes plc ORD
         1,900                       -                     1,900       Hudson Foods, Inc. Cl A
          -                          250                   250         Nestle SA ORD
         1,600                       -                     1,600       Northland Cranberries, Inc.
         21,100                      -                     21,100      Parmalat Finanziaria S.p.A. ORD
         4,100                       -                     4,100       Ralcorp Holdings, Inc. (1)
          -                          5,800                 5,800       Sara Lee Corp.
         1,900                       -                     1,900       Universal Foods Corp.
          -                          5,000                 5,000       Whitbread Plc ORD


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS


                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Browning-Ferris Industries, Inc.                          158,562                -                   158,562
Thermatrix Inc. (1)                                       6,606                  -                   6,606
USA Waste Services, Inc. (1)                              41,925                 -                   41,925
United Waste Systems, Inc. (1)                            16,813                 -                   16,813
WMX Technologies, Inc.                                    36,000                 -                   36,000
                                                          ------------------------------------------------------
                                                          259,906                -                   259,906
                                                          ------------------------------------------------------

 ABN AMRO Holdings NV ORD                                  -                    97,057               97,057
Acom Company, Ltd. ORD                                    30,746                 -                   30,746
 American Express Credit Corp.                             -                    219,450              219,450
Amresco, Inc. (1)                                         17,300                 -                   17,300
 AmSouth Bancorporation                                    -                    99,750               99,750
 Bear Stearns Companies Inc.                               -                    191,125              191,125
 CS Holding AG ORD (1)                                     -                    106,240              106,240
 Edwards (A.G.), Inc.                                      -                    31,250               31,250
Federal National Mortgage Association                     61,875                433,125              495,000
 Lehman Brothers Holdings, Inc.                            -                    84,462               84,462
 Marubeni Corporation ORD                                  -                    131,297              131,297
 Merrill Lynch & Co., Inc.                                 -                    176,550              176,550
 Morgan Stanley Group, Inc.                                -                    336,700              336,700
 Nomura Securities Co, Ltd. ORD                            -                    118,154              118,154
 Paine Webber Group, Inc.                                  -                    103,075              103,075
Promise Company Ltd. ORD                                  30,043                 -                   30,043
 ReliaStar Financial Corp.                                 -                    100,350              100,350
 Salomon, Inc.                                             -                    278,313              278,313
 Student Loan Marketing Association                        -                    240,313              240,313
Travelers Group, Inc.                                     38,970                702,000              740,970
 Washington Federal, Inc.                                  -                    53,250               53,250
                                                          ------------------------------------------------------
                                                          178,934               3,502,461            3,681,395
                                                          ------------------------------------------------------

Anheuser-Busch Companies, Inc.                            50,850                 -                   50,850
Archer-Daniels-Midland Co.                                136,950                -                   136,950
Cadbury Schweppes plc ORD                                 490                    -                   490
Hudson Foods, Inc. Cl A                                   34,675                 -                   34,675
 Nestle SA ORD                                             -                    270,865              270,865
Northland Cranberries, Inc.                               36,000                 -                   36,000
Parmalat Finanziaria S.p.A. ORD                           33,069                 -                   33,069
Ralcorp Holdings, Inc. (1)                                80,463                 -                   80,463
 Sara Lee Corp.                                            -                    227,650              227,650
Universal Foods Corp.                                     70,300                 -                   70,300
 Whitbread Plc ORD                                         -                    64,443               64,443
                                                          ------------------------------------------------------
                                                         442,797               562,958            1,005,755
                                                          ------------------------------------------------------
continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Glass Products
         1,000                       -                     1,000       Hoya Corp. ORD

          Gold & Natural Resource Linked Investments--1.7%
          -                          4,000                 4,000        Ashanti Goldfields GDR (Acquired 4-17-95,
                                                                         Cost $101,500)(4)
          -                          10,000                10,000       Barrick Gold Corporation
          -                          12,000                12,000       Cambior, Inc.
          -                          20,000                20,000       Dayton Mining Corp. ORD (1)
          -                          8,000                 8,000        Diamond Fields International ORD (1)
          -                          8,000                 8,000        Driefontein Consolidated Ltd. ORD
          -                          8,000                 8,000        Echo Bay Mines Ltd.
          -                          5,900                 5,900        Freeport McMoran Copper & Gold
          -                          37,500                37,500       Indochina Goldfields, Ltd. ORD
                                                                         (Acquired 10-22-96 through
                                                                         10-28-96, Cost $269,196)(1)(4)
          -                          5,100                 5,100        Newmont Mining Corporation
          -                          5,000                 5,000        Placer Dome, Inc.
          -                          11,000                11,000       Santa Fe Pacific Gold Company
          -                          50,000                50,000       South Pacific Resources Corp. ORD (1)
          -                          13,000                13,000       TVX Gold, Inc. ORD (1)


         Healthcare--0.3%
         1,400                       -                     1,400       Bausch & Lomb, Inc.
         2,900                       -                     2,900       Baxter International, Inc.
         2,600                       -                     2,600       Capstone Pharmacy Services, Inc. (1)
         1,000                       -                     1,000       Health Management Associates, Inc. (1)
         900                         -                     900         NCS HealthCare, Inc. Cl A (1)
         1,300                       -                     1,300       OccuSystems, Inc. (1)
         400                         -                     400         PhyCor, Inc. (1)
          -                          4,400                 4,400        RoTech Medical Corp. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Hoya Corp. ORD                                            37,510                 -                   37,510
                                                          ------------------------------------------------------

 Ashanti Goldfields GDR (Acquired 4-17-95,
    Cost $101,500)(4)                                      -                    57,500               57,500
 Barrick Gold Corporation                                  -                    300,000              300,000
 Cambior, Inc.                                             -                    180,000              180,000
 Dayton Mining Corp. ORD (1)                               -                    108,869              108,869
 Diamond Fields International ORD (1)                      -                    1,777                1,777
 Driefontein Consolidated Ltd. ORD                         -                    91,057               91,057
 Echo Bay Mines Ltd.                                       -                    49,500               49,500
 Freeport McMoran Copper & Gold                            -                    176,262              176,262
 Indochina Goldfields, Ltd. ORD
    (Acquired 10-22-96 through
    10-28-96, Cost $269,196)(1)(4)                         -                    363,822              363,822
 Newmont Mining Corporation                                -                    244,162              244,162
 Placer Dome, Inc.                                         -                    118,125              118,125
 Santa Fe Pacific Gold Company                             -                    126,500              126,500
 South Pacific Resources Corp. ORD (1)                     -                    140,715              140,715
 TVX Gold, Inc. ORD (1)                                    -                    91,000               91,000
                                                          ------------------------------------------------------
                                                           -                    2,049,289            2,049,289
                                                          ------------------------------------------------------


Bausch & Lomb, Inc.                                       51,975                 -                   51,975
Baxter International, Inc.                                123,250                -                   123,250
Capstone Pharmacy Services, Inc. (1)                      27,950                 -                   27,950
Health Management Associates, Inc. (1)                    22,125                 -                   22,125
NCS HealthCare, Inc. Cl A (1)                             24,750                 -                   24,750
OccuSystems, Inc. (1)                                     37,862                 -                   37,862
PhyCor, Inc. (1)                                          12,925                 -                   12,925
 RoTech Medical Corp. (1)                                  -                    74,800               74,800
                                                          ------------------------------------------------------
                                                         300,837                74,800              375,637
                                                          ------------------------------------------------------
continued



Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Industrial Equipment & Machinery--1.9%
          -                          2,000                 2,000        Case Corp.
         500                         4,000                 4,500       Caterpillar Inc.
          -                          2,200                 2,200        CDI Corp. (1)
         3,700                       -                     3,700       Cooper Industries, Inc.
          -                          9,800                 9,800        Dover Corp.
          -                          3,000                 3,000        Foster Wheeler Corp.
          -                          4,900                 4,900        Global Industrial Technologies, Inc. (1)
          -                          8,100                 8,100        Ingersoll Rand Co.
          -                          200                   200          Mannesmann AG ORD
          -                          1,800                 1,800        Measurex Corp.
          -                          24,000                24,000       Mitsubishi Heavy Industries Ltd. ORD
          -                          1,000                 1,000        SMC Corporation ORD
         500                         -                     500         Sidel, SA ORD
          -                          5,000                 5,000        United Engineers Ltd. ORD


         Insurance--2.6%
         1,000                       -                     1,000       Allstate Corp.
          -                          1,200                 1,200        American Bankers Insurance Group, Inc.
         400                         6,500                 6,900       American International Group, Inc.
         700                         -                     700         Assurantieconcern Stad Rotterdam ORD
          -                          1,000                 1,000        Axa SA ORD
         1,300                       500                   1,800       CNA Financial Corp. (1)
         2,000                       -                     2,000       Chubb Corp. (The)
          -                          1,400                 1,400        CIGNA Corp.
          -                          2,000                 2,000        Equitable of Iowa Companies
          -                          1,000                 1,000        Fremont General Corp.
         200                         3,400                 3,600       General Re Corp.
          -                          600                   600          Loews Corp.
         1,500                       -                     1,500       NAC Re Corp.
          -                          9,000                 9,000        Old Republic International Corp.
          -                          10,000                10,000       Prudential Corp. Plc ORD
         3,100                       -                     3,100       SAFECO Corp.
         800                         -                     800         Sampo Insurance Company Ltd. ORD (1)
         2,200                       -                     2,200       St. Paul Companies, Inc.
         500                         -                     500         UNUM Corp.
          -                          300                   300          Zeurich Versicherun ORD (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Case Corp.                                                -                    105,000              105,000
Caterpillar Inc.                                          39,562                316,500              356,062
 CDI Corp. (1)                                             -                    64,075               64,075
Cooper Industries, Inc.                                   153,550                -                   153,550
 Dover Corp.                                               -                    523,075              523,075
 Foster Wheeler Corp.                                      -                    108,375              108,375
 Global Industrial Technologies, Inc. (1)                  -                    100,450              100,450
 Ingersoll Rand Co.                                        -                    376,650              376,650
 Mannesmann AG ORD                                         -                    83,368               83,368
 Measurex Corp.                                            -                    44,325               44,325
 Mitsubishi Heavy Industries Ltd. ORD                      -                    196,220              196,220
 SMC Corporation ORD                                       -                    67,868               67,868
Sidel, SA ORD                                             31,835                 -                   31,835
 United Engineers Ltd. ORD                                 -                    45,311               45,311
                                                          ------------------------------------------------------
                                                          224,947               2,031,217            2,256,164
                                                          ------------------------------------------------------

Allstate Corp.                                            60,250                 -                   60,250
 American Bankers Insurance Group,Inc.                     -                    58,463               58,463
American International Group, Inc.                        46,000                747,500              793,500
Assurantieconcern Stad Rotterdam ORD                      27,580                 -                   27,580
 Axa SA ORD                                                -                    60,042               60,042
CNA Financial Corp. (1)                                   139,750               53,750               193,500
Chubb Corp. (The)                                         108,500                -                   108,500
 CIGNA Corp.                                               -                    197,925              197,925
 Equitable of Iowa Companies                               -                    49,500               49,500
 Fremont General Corp.                                     -                    31,125               31,125
General Re Corp.                                          33,750                573,750              607,500
 Loews Corp.                                               -                    55,650               55,650
NAC Re Corp.                                              54,750                 -                   54,750
 Old Republic International Corp.                          -                    244,125              244,125
 Prudential Corp. Plc ORD                                  -                    81,973               81,973
SAFECO Corp.                                              129,425                -                   129,425
Sampo Insurance Company Ltd. ORD (1)                      58,211                 -                   58,211
St. Paul Companies, Inc.                                  129,525                -                   129,525
UNUM Corp.                                                35,563                 -                   35,563
 Zeurich Versicherun ORD (1)                               -                    84,992               84,992
                                                          ------------------------------------------------------
                                                          823,304               2,238,795            3,062,099
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Leisure--0.4%
         13,300                      -                     13,300      Crown Ltd. ORD (1)
         700                         -                     700         HFS, Inc. (1)
          -                          8,000                 8,000        King World Productions, Inc.
         11,800                      -                     11,800      Ladbroke Group plc ORD
         750                         -                     750         Studio Plus Hotels, Inc. (1)
         1,600                       -                     1,600       Suburban Lodges of America, Inc. (1)


         Medical Equipment & Supplies--0.3%
          -                          6,000                 6,000        Becton Dickinson & Company
         1,000                       -                     1,000       Boston Scientific Corp. (1)
          -                          3,100                 3,100        Nellcor Puritan Bennett, Inc. (1)
         1,200                       -                     1,200       Neuromedical Systems, Inc. (1)
          -                          1,000                 1,000        United States Surgical Corp.


         Metals & Mining--0.1%
         900                         -                     900         Reynolds Metals Co.
          -                          1,000                 1,000        Texas Industries, Inc.




         Packaging & Containers--0.1%
         5,600                       -                     5,600       Ball Corporation

         Paper & Forest Products--0.3%
         3,600                       -                     3,600       Chesapeake Corp.
         2,100                       -                     2,100       Union Camp Corp.
         3,600                       -                     3,600       Westvaco Corp.


         Personal Services--0.1%
         1,300                       -                     1,300       Equity Corporation International (1)
         1,400                       -                     1,400       Service Corp. International
         1,100                       -                     1,100       Stewart Enterprises, Inc.


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Crown Ltd. ORD (1)                                        30,528                 -                   30,528
HFS, Inc. (1)                                             45,325                 -                   45,325
 King World Productions, Inc.                              -                    305,000              305,000
Ladbroke Group plc ORD                                    40,675                 -                   40,675
Studio Plus Hotels, Inc. (1)                              12,938                 -                   12,938
Suburban Lodges of America, Inc. (1)                      27,300                 -                   27,300
                                                          ------------------------------------------------------
                                                          156,766               305,000              461,766
                                                          ------------------------------------------------------

 Becton Dickinson & Company                                -                    252,000              252,000
Boston Scientific Corp. (1)                               58,375                 -                   58,375
 Nellcor Puritan Bennett, Inc. (1)                         -                    64,325               64,325
Neuromedical Systems, Inc. (1)                            16,125                 -                   16,125
 United States Surgical Corp.                              -                    40,125               40,125
                                                          ------------------------------------------------------
                                                          74,500                356,450              430,950
                                                          ------------------------------------------------------

Reynolds Metals Co.                                       53,550                 -                   53,550
 Texas Industries, Inc.                                    -                    56,875               56,875
                                                          ------------------------------------------------------
                                                          53,550                56,875               110,425
                                                          ------------------------------------------------------



Ball Corporation                                          137,200                -                   137,200
                                                          ------------------------------------------------------

Chesapeake Corp.                                          109,800                -                   109,800
Union Camp Corp.                                          103,163                -                   103,163
Westvaco Corp.                                            101,700                -                   101,700
                                                          ------------------------------------------------------
                                                          314,663                -                   314,663
                                                          ------------------------------------------------------

Equity Corporation International (1)                      27,300                 -                   27,300
Service Corp. International                               42,175                 -                   42,175
Stewart Enterprises, Inc.                                 37,400                 -                   37,400
                                                          ------------------------------------------------------
                                                          106,875                -                   106,875
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Pharmaceuticals--2.9%
         1,000                       -                     1,000       Abbott Laboratories
         700                         -                     700         American Home Products Corp.
          -                          4,000                 4,000        Astra AB ORD
          -                          5,900                 5,900        Bristol-Myers Squibb Co.
         1,500                       -                     1,500       Dura Pharmaceuticals, Inc. (1)
          -                          10,000                10,000       Genzyme Corp. (1)
          -                          10,000                10,000       Glaxo Wellcome Plc ORD
         700                         6,200                 6,900       Johnson & Johnson
         1,300                       -                     1,300       Jones Medical Industries, Inc.
         600                         -                     600         Lilly (Eli) & Co.
         300                         5,900                 6,200       Merck & Co., Inc.
          -                          2,100                 2,100        OrNda HealthCorp (1)
          -                          1,000                 1,000        Pfizer, Inc.
         174                         150                   324         Sandoz AG ORD
         7,000                       5,000                 12,000      Sankyo Co Ltd. ORD
          -                          2,500                 2,500        Sanofi SA ORD


         Publishing--0.6%
         3,600                       -                     3,600       American Greetings Corp. Cl A
         1,500                       -                     1,500       Banta Corp.
         1,200                       -                     1,200       Central Newspapers, Inc. Cl A
          -                          2,500                 2,500        Gibson Greetings, Inc. (1)
         3,000                       -                     3,000       Hollinger, Inc. ORD
         1,200                       -                     1,200       McClatchy Newspapers, Inc.
          -                          6,500                 6,500        Media General, Inc. Cl A
          -                          11,400                11,400       News Corporation Ltd. ORD
         2,200                       -                     2,200       Quebecor Printing, Inc. ORD
         4,800                       -                     4,800       VNU Tijdschriftengroep Nederland ORD


         Railroads--0.3%
         3,500                       5,700                 9,200       CSX Corp.


         Restaurants
         1,100                       -                     1,100       Rainforest Cafe, Inc. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Abbott Laboratories                                       55,750                 -                   55,750
American Home Products Corp.                              44,975                 -                   44,975
 Astra AB ORD                                              -                    191,514              191,514
 Bristol-Myers Squibb Co.                                  -                    671,125              671,125
Dura Pharmaceuticals, Inc. (1)                            55,875                 -                   55,875
 Genzyme Corp. (1)                                         -                    227,500              227,500
 Glaxo Wellcome Plc ORD                                    -                    164,493              164,493
Johnson & Johnson                                         37,187                329,375              366,562
Jones Medical Industries, Inc.                            52,325                 -                   52,325
Lilly (Eli) & Co.                                         45,900                 -                   45,900
Merck & Co., Inc.                                         24,900                489,700              514,600
 OrNda HealthCorp (1)                                      -                    61,163               61,163
 Pfizer, Inc.                                              -                    89,625               89,625
Sandoz AG ORD                                             202,509               174,349              376,858
Sankyo Co Ltd. ORD                                        187,552                134,066             321,618
 Sanofi SA ORD                                             -                    223,795              223,795
                                                          ------------------------------------------------------
                                                          706,973               2,756,705            3,463,678
                                                          ------------------------------------------------------

American Greetings Corp. Cl A                             101,925                -                   101,925
Banta Corp.                                               35,812                 -                   35,812
Central Newspapers, Inc. Cl A                             52,200                 -                   52,200
 Gibson Greetings, Inc. (1)                                -                    47,187               47,187
Hollinger, Inc. ORD                                       28,567                 -                   28,567
McClatchy Newspapers, Inc.                                37,050                 -                   37,050
 Media General, Inc. Cl A                                  -                    206,375              206,375
 News Corporation Ltd. ORD                                 -                    60,894               60,894
Quebecor Printing, Inc. ORD                               40,105                 -                   40,105
VNU Tijdschriftengroep Nederland ORD                      97,897                 -                   97,897
                                                          ------------------------------------------------------
                                                          393,556               314,456              708,012
                                                          ------------------------------------------------------

CSX Corp.                                                 163,625               266,475              430,100
                                                          ------------------------------------------------------


Rainforest Cafe, Inc. (1)                                 31,900                 -                   31,900
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Retail (Apparel)--0.3%
          -                          4,400                 4,400        Gap, Inc.
          -                          3,700                 3,700        Ross Stores, Inc.



         Retail (Food & Drug)--0.8%
         1,500                       -                     1,500       Albertson's, Inc.
          -                          15,000                15,000       Boots Company Plc ORD
         5,200                       -                     5,200       Giant Food Inc. Cl A
          -                          3,000                 3,000        Ito-Yokado Co., Ltd. ORD
          -                          6,100                 6,100        Longs Drug Stores, Inc.
          -                          5,100                 5,100        Ruddick Corp.



         Retail (General Merchandise)--0.8%
         900                         2,400                 3,300       Dayton Hudson Corp.
         5,700                       -                     5,700       Dillard Department Stores, Inc. Cl A
         200                         -                     200         Kohl's Corp. (1)
         1,100                       -                     1,100       May Department Stores Co.
          -                          5,000                 5,000        Marui Company ORD
          -                          1,000                 1,000        Mercantile Stores Co., Inc.
         1,300                       -                     1,300       Penney (J.C.) Company, Inc.
          -                          7,300                 7,300        Sears, Roebuck & Co.


         Retail (Specialty)--0.3%
          -                          2,800                 2,800        CompUSA, Inc. (1)
         1,200                       -                     1,200       Corporate Express, Inc. (1)
         1,000                       -                     1,000       Cortefiel, S.A. ORD
         1,000                       -                     1,000       Fastenal Co.
         700                         -                     700         Home Depot, Inc.
         300                         -                     300         PETsMART, Inc. (1)
         1,000                       -                     1,000       U.S. Office Products Co. (1)
         1,700                       -                     1,700       Wilmar Industries, Inc. (1)


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Gap, Inc.                                                 -                    141,350              141,350
 Ross Stores, Inc.                                         -                    188,238              188,238
                                                          ------------------------------------------------------
                                                           -                    329,588              329,588
                                                          ------------------------------------------------------


Albertson's, Inc.                                         52,312                 -                   52,312
 Boots Company Plc ORD                                     -                    159,911              159,911
Giant Food Inc. Cl A                                      175,500                -                   175,500
 Ito-Yokado Co., Ltd. ORD                                  -                    151,648              151,648
 Longs Drug Stores, Inc.                                   -                    305,762              305,762
 Ruddick Corp.                                             -                    67,575               67,575
                                                          ------------------------------------------------------
                                                          227,812                684,896             912,708
                                                          ------------------------------------------------------


Dayton Hudson Corp.                                       34,988                93,300               128,288
Dillard Department Stores, Inc. Cl A                      174,563                -                   174,563
Kohl's Corp. (1)                                          7,975                  -                   7,975
May Department Stores Co.                                 53,625                 -                   53,625
 Marui Company ORD                                         -                    94,945               94,945
 Mercantile Stores Co., Inc.                               -                    50,250               50,250
Penney (J.C.) Company, Inc.                               69,875                 -                   69,875
 Sears, Roebuck & Co.                                      -                    363,175              363,175
                                                          ------------------------------------------------------
                                                          341,026                601,670             942,696
                                                          ------------------------------------------------------

 CompUSA, Inc. (1)                                         -                    126,000              126,000
Corporate Express, Inc. (1)                               33,675                 -                   33,675
Cortefiel, S.A. ORD                                       30,467                 -                   30,467
Fastenal Co.                                              43,063                 -                   43,063
Home Depot, Inc.                                          36,487                 -                   36,487
PETsMART, Inc. (1)                                        7,725                  -                   7,725
U.S. Office Products Co. (1)                              31,000                 -                   31,000
Wilmar Industries, Inc. (1)                               38,888                 -                   38,888
                                                          ------------------------------------------------------
                                                          221,305                126,000             347,305
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         Tobacco--0.4%
         1,200                       -                     1,200       Imasco, Ltd. ORD
         700                         4,300                 5,000       Philip Morris Companies Inc.


         Transportation--0.1%
          -                          3,000                 3,000        Kysor Industrial Corp.
         3,300                       -                     3,300       Stagecoach Holdings plc ORD


         Utilities (Electric)--1.2%
         4,700                       -                     4,700       Florida Progress Corp.
         4,300                       -                     4,300       Kansas City Power & Light Co.
          -                          5,500                 5,500        NIPSCO Industries, Inc.
         2,800                       -                     2,800       Northern States Power Co. (Minn.)
         5,200                       -                     5,200       Potomac Electric Power
         1,600                       -                     1,600       Texas Utilities Electric Co.
          -                          9,000                 9,000        Tokyo Electric Power ORD
         3,900                       -                     3,900       Union Electric Co.
          -                          1,000                 1,000        United Illuminating Co.
          -                          3,000                 3,000        VEBA AG ORD


          Utilities (Natural Gas)--0.4%
          -                          2,700                 2,700        Columbia Gas System, Inc. (The)
          -                          1,000                 1,000        Eastern Enterprises
          -                          1,600                 1,600        Indiana Energy Inc.
          -                          6,400                 6,400        Pacific Enterprises
          -                          1,000                 1,000        People's Energy Corp.



         Miscellaneous
         1,250                       -                     1,250       Apollo Group Inc. Cl A (1)
         1,500                       -                     1,500       Corrections Corporation of America (1)


         Total Common Stocks--44.7%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


Imasco, Ltd. ORD                                          29,701                 -                   29,701
Philip Morris Companies Inc.                              72,188                443,438              515,626
                                                          ------------------------------------------------------
                                                          101,889               443,438              545,327
                                                          ------------------------------------------------------

 Kysor Industrial Corp.                                    -                    91,500               91,500
Stagecoach Holdings plc ORD                               35,125                 -                   35,125
                                                          ------------------------------------------------------
                                                          35,125                91,500               126,625
                                                          ------------------------------------------------------

Florida Progress Corp.                                    152,163                -                   152,163
Kansas City Power & Light Co.                             121,475                -                   121,475
 NIPSCO Industries, Inc.                                   -                    213,125              213,125
Northern States Power Co. (Minn.)                         131,950                -                   131,950
Potomac Electric Power                                    135,200                -                   135,200
Texas Utilities Electric Co.                              63,200                 -                   63,200
 Tokyo Electric Power ORD                                  -                    203,340              203,340
Union Electric Co.                                        155,025               -                    155,025
 United Illuminating Co.                                   -                    33,375               33,375
 VEBA AG ORD                                               -                    175,347              175,347
                                                          ------------------------------------------------------
                                                          759,013               625,187              1,384,200
                                                          ------------------------------------------------------

 Columbia Gas System, Inc. (The)                           -                    174,487              174,487
 Eastern Enterprises                                       -                    37,500               37,500
 Indiana Energy Inc.                                       -                    38,600               38,600
 Pacific Enterprises                                       -                    196,000              196,000
 People's Energy Corp.                                     -                    36,250               36,250
                                                          ------------------------------------------------------
                                                           -                    482,837              482,837
                                                          ------------------------------------------------------


Apollo Group Inc. Cl A (1)                                32,578                 -                   32,578
Corrections Corporation of America (1)                    37,313                 -                   37,313
                                                          ------------------------------------------------------
                                                          69,891                 -                   69,891
                                                          ------------------------------------------------------
                                                          14,457,278            38,685,461           53,142,739
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         PREFERRED STOCKS

         Chemicals & Resins
         450                         -                     450             Henkel KGaA ORD


         U.S. TREASURY SECURITIES

         $400,000                    -                    $400,000         U.S. Treasury Notes, 6.50%, 4-30-97
          -                         $2,000,000             2,000,000        U.S. Treasury Notes, 5.50%, 11-15-98
         2,200,000                   -                     2,200,000       U.S. Treasury Notes, 5.00%, 2-15-99
          -                          5,000,000             5,000,000        U.S. Treasury Notes, 7.75%, 11-30-99
          -                          2,000,000             2,000,000        U.S. Treasury Notes, 5.50%, 12-31-00
         1,500,000                   -                     1,500,000       U.S. Treasury Notes, 6.375%, 3-31-01
         335,000                     -                     335,000         U.S. Treasury Notes, 6.625%, 7-31-01
         1,725,000                   -                     1,725,000       U.S. Treasury Notes, 7.50%, 5-15-02
          -                          1,400,000             1,400,000        U.S. Treasury Notes, 6.50%, 5-15-05
         1,300,000                   -                     1,300,000       U.S  Treasury Notes, 7.00%, 7-15-06
          -                          1,125,000             1,125,000        U.S. Treasury Bonds, 12.00%, 8-15-13
          -                          1,050,000             1,050,000        U.S. Treasury Bonds, 8.75%, 5-15-17
         875,000                     -                     875,000         U.S. Treasury Bonds, 6.75%, 8-15-26
         Total U.S. Treasury Securities--18.7%



         U.S. GOVERNMENT AGENCY SECURITIES
          -                          1,350,000             1,350,000        FHLMC, 7.93%, 1-20-05
          -                          1,000,000             1,000,000        FNMA, 8.20%, 12-23-96
         100,000                     -                     100,000         FNMA, 7.60%, 1-10-97
          -                          500,000               500,000          FNMA, 6.45%, 6-10-03
          Total U.S. Government Agency Securities--2.6%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)




Henkel KGaA ORD                                           22,412                -                    22,412
                                                          ------------------------------------------------------



U.S. Treasury Notes, 6.50%, 4-30-97                       402,000                -                   402,000
 U.S. Treasury Notes, 5.50%, 11-15-98                      -                    1,996,240            1,996,240
U.S. Treasury Notes, 5.00%, 2-15-99                       2,172,500              -                   2,172,500
 U.S. Treasury Notes, 7.75%, 11-30-99                      -                    5,276,550            5,276,550
 U.S. Treasury Notes, 5.50%, 12-31-00                      -                    1,979,060            1,979,060
U.S. Treasury Notes, 6.375%, 3-31-01                      1,532,340              -                   1,532,340
U.S. Treasury Notes, 6.625%, 7-31-01                      345,784                -                   345,784
U.S. Treasury Notes, 7.50%, 5-15-02                       1,858,153              -                   1,858,153
 U.S. Treasury Notes, 6.50%, 5-15-05                       -                    1,442,434            1,442,434
U.S  Treasury Notes, 7.00%, 7-15-06                       1,385,722              -                   1,385,722
 U.S. Treasury Bonds, 12.00%, 8-15-13                      -                    1,651,635            1,651,635
 U.S. Treasury Bonds, 8.75%, 5-15-17                       -                    1,320,701            1,320,701
U.S. Treasury Bonds, 6.75%, 8-15-26                       913,281                -                   913,281
                                                          ------------------------------------------------------
                                                          8,609,780             13,666,620           22,276,400
                                                          ------------------------------------------------------



 FHLMC, 7.93%, 1-20-05                                     -                    1,488,375            1,488,375
 FNMA, 8.20%, 12-23-96                                     -                    1,001,857            1,001,857
FNMA, 7.60%, 1-10-97                                      100,220                -                   100,220
 FNMA, 6.45%, 6-10-03                                      -                    494,060              494,060
                                                          ------------------------------------------------------
                                                          100,220               2,984,292            3,084,512
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                          Pro Forma
         Principal                  Shares/               Combined
         Amount                     Principal             Shares/
         Strategic                  Amount                Prinicpal
         Allocation:                Capital               Amount
         Conservative               Manager               (Note 1)

         MORTGAGE-BACKED SECURITIES (3)
          -                          53,150                53,150           FNMA Pool #343829, 6.50%, 4-1-11
          -                          952,726               952,726          FNMA Pool #341477, 6.50%, 5-1-11
          -                          296,495               296,495          FNMA Pool #346400, 6.50%, 5-1-11
          -                          619,136               619,136          FNMA Pool #346779, 6.50%, 5-1-11
         99,680                      -                     99,680          FNMA Pool #250576, 7.00%, 6-1-26
          -                          432,278               432,278          GNMA Pool #351417, 7.00%, 1-15-24
          -                          256,498               256,498          GNMA Pool #361446, 8.00%, 7-15-24
          -                          409,852               409,852          GNMA Pool #377238, 8.50%, 7-20-24
          -                          336,141               336,141          GNMA Pool #355903, 8.00%, 9-15-24
          -                          1,242,593             1,242,593        GNMA Pool #404303, 8.25%, 10-15-24
         184,723                     277,085               461,808          GNMA Pool #001991, 9.00%, 4-20-25
          -                          862,328               862,328          GNMA Pool #009297, 8.25%, 7-20-25
         295,718                     -                     295,718         GNMA Pool #422006, 7.50%, 5-15-25
          -                          493,688               493,688          GNMA Pool #412177, 7.00%, 9-15-25
         544,030                     -                     544,030         GNMA Pool #416856, 7.50%, 10-15-25
          -                          304,204               304,204          GNMA Pool #425081, 7.50%, 2-15-26
         197,122                     -                     197,122         GNMA Pool #372335, 7.50%, 4-15-26
          -                          500,348               500,348          GNMA Pool #402680, 8.00%, 5-15-26
          -                          502,890               502,890          GNMA Pool #417068, 8.00%, 5-15-26
         100,586                     -                     100,586         GNMA Pool #402682, 7.50%, 6-15-26
         1,697,099                   -                     1,697,099       GNMA Pool #431942, 8.25%, 7-15-26
          -                          692,306               692,306          GNMA Pool #002273, 9.00%, 8-20-26
         Total Mortgage-Backed Securities--9.8%

         CORPORATE BONDS
         100,000                     -                     100,000         Alcan Aluminium Ltd., 5.875%, 4-1-00
         550,000                     -                     550,000         Citicorp, 7.125%, 5-15-06
          -                          300,000               300,000          Citizens Utilities Co.,7.60%,6-1-06
         500,000                     -                     500,000         Enron Corp., 6.75%, 7-1-05
         500,000                     -                     500,000         First Bank System Inc., 7.625%, 5-1-05
          -                          600,000               600,000          Ford Motor Credit Co., 6.25%, 11-8-00
         200,000                     -                     200,000         Ford Motor Credit Co., 6.125%, 1-9-06
          -                          400,000               400,000          Hanson Overseas BV, 6.75%, 9-15-05
          -                          500,000               500,000          Japanese Financial Corp. for
                                                                             Municipal Enterprises,7.735%,4-27-05
          -                          500,000               500,000          Korea Development Bank, 6.25%, 5-1-00
         200,000                     -                     200,000         Lockheed Martin Corp., 6.85%, 5-15-01
          -                          500,000               500,000          Lockheed Martin Corp., 7.25%, 5-15-06
         300,000                     -                     300,000         MBNA Corp., 6.875%, 6-1-05
          -                          500,000               500,000          Merrill Lynch & Co.,Inc.,8.00%,2-1-02
          -                          1,000,000             1,000,000        Midland Bank Plc, 6.95%, 3-15-11
          -                          500,000               500,000          News America Holdings,9.125%,10-15-99
         100,000                     -                     100,000         Sears, Roebuck & Co., 6.00%, 5-1-00
         Total Corporate Bonds--6.3%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS
                                                              Market Value                                Pro Forma
                                                              Strategic             Market Value          Combined
                                                              Allocation:           Capital               Market Value
                                                              Conservative          Manager               (Note 1)

 FNMA Pool #343829, 6.50%, 4-1-11                              -                    52,701                52,701
 FNMA Pool #341477, 6.50%, 5-1-11                              -                    944,685               944,685
 FNMA Pool #346400, 6.50%, 5-1-11                              -                    293,992               293,992
 FNMA Pool #346779, 6.50%, 5-1-11                              -                    613,911               613,911
FNMA Pool #250576, 7.00%, 6-1-26                              99,074                 -                    99,074
 GNMA Pool #351417, 7.00%, 1-15-24                             -                    431,600               431,600
 GNMA Pool #361446, 8.00%, 7-15-24                             -                    264,832               264,832
 GNMA Pool #377238, 8.50%, 7-20-24                             -                    426,762               426,762
 GNMA Pool #355903, 8.00%, 9-15-24                             -                    347,062               347,062
 GNMA Pool #404303, 8.25%, 10-15-24                            -                    1,290,731             1,290,731
 GNMA Pool #001991, 9.00%, 4-20-25                            194,358               291,631               485,989
 GNMA Pool #009297, 8.25%, 7-20-25                             -                    885,906               885,906
GNMA Pool #422006, 7.50%, 5-15-25                             300,390                -                    300,390
 GNMA Pool #412177, 7.00%, 9-15-25                             -                    491,066               491,066
GNMA Pool #416856, 7.50%, 10-15-25                            552,642                -                    552,642
 GNMA Pool #425081, 7.50%, 2-15-26                             -                    308,576               308,576
GNMA Pool #372335, 7.50%, 4-15-26                             200,236                -                    200,236
 GNMA Pool #402680, 8.00%, 5-15-26                             -                    515,669               515,669
 GNMA Pool #417068, 8.00%, 5-15-26                             -                    518,288               518,288
GNMA Pool #402682, 7.50%, 6-15-26                             102,175                -                    102,175
GNMA Pool #431942, 8.25%, 7-15-26                             1,756,276              -                    1,756,276
 GNMA Pool #002273, 9.00%, 8-20-26                             -                    729,950               729,950
                                                          ------------------------------------------------------
                                                              3,205,151             8,407,362             11,612,513
                                                          ------------------------------------------------------

Alcan Aluminium Ltd., 5.875%, 4-1-00                          99,375                 -                    99,375
Citicorp, 7.125%, 5-15-06                                     568,563                -                    568,563
 Citizens Utilities Company,  7.60%, 6-1-06                    -                    322,671               322,671
Enron Corp., 6.75%, 7-1-05                                    503,125                -                    503,125
First Bank System Inc., 7.625%, 5-1-05                        533,125                -                    533,125
 Ford Motor Credit Co., 6.25%, 11-8-00                         -                    600,588               600,588
Ford Motor Credit Co., 6.125%, 1-9-06                         192,750                -                    192,750
 Hanson Overseas BV, 6.75%, 9-15-05                            -                    402,944               402,944
 Japanese Financial Corp. for
   Municipal Enterprises, 7.735%, 4-27-05                      -                    530,578               530,578
 Korea Development Bank, 6.25%, 5-1-00                         -                    501,208               501,208
Lockheed Martin Corp., 6.85%, 5-15-01                         205,000                -                    205,000
 Lockheed Martin Corp., 7.25%, 5-15-06                         -                    521,816               521,816
MBNA Corp., 6.875%, 6-1-05                                    302,625                -                    302,625
 Merrill Lynch & Co., Inc., 8.00%, 2-1-02                      -                    536,510               536,510
 Midland Bank Plc, 6.95%, 3-15-11                              -                    997,530               997,530
 News America Holdings, 9.125%, 10-15-99                       -                    538,420               538,420
Sears, Roebuck & Co., 6.00%, 5-1-00                           99,500                 -                    99,500
                                                          ------------------------------------------------------
                                                              2,504,063             4,952,265             7,456,328
                                                          ------------------------------------------------------
continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                           Pro Forma
         Principal                      Shares/            Combined
         Amount                         Principal          Shares/
         Strategic                      Amount             Prinicpal
         Allocation:                    Capital            Amount
         Conservative                   Manager            (Note 1)

         FOREIGN CORPORATE BONDS--0.6%
          -                   DEM        1,100,000          1,100,000         Rheinische Hypobank, 5.625%, 7-3-01


         SOVEREIGN GOVERNMENTS & AGENCIES
          -                   DEM        600,000            600,000           Federal Republic of Germany, 6.00%,
                                                                               9-15-03
CAD      150,000                         -                  150,000          Government of Canada, 7.25%, 6-1-03
          -                   CAD        250,000            250,000           Government of Canada, 6.50%, 6-1-04
          -                   FRF        700,000            700,000           Government of France, 7.00%,
                                                                               11-12-99
FRF      1,000,000                       -                  1,000,000        Government of France, 8.50%, 4-25-03
          -                   NLG        200,000            200,000           Government of Netherlands, 8.25%,
                                                                               2-15-02
          -                   ESP        25,000,000         25,000,000        Government of Spain, 10.50%,
                                                                               10-30-03
          -                   JPY        50,000,000         50,000,000        Inter American Development Bank,
                                                                               4.50%, 3-20-03
          -                   BEF        4,000,000          4,000,000         Kingdom of Belgium, 9.00%, 6-27-01
          -                   DKK        1,000,000          1,000,000         Kingdom of Denmark, 8.00%, 5-15-03
          -                   SEK        1,000,000          1,000,000         Kingdom of Sweden, 13.00%, 6-15-01
          -                   AUD        200,000            200,000           Queensland Treasury Corporation
                                                                                 Global Note, 8.00%, 7-14-99
          -                   ITL        200,000,000        200,000,000       Republic of Italy, 9.50%, 12-01-97
JPY      60,000,000                      70,000,000         130,000,000      Republic of Italy, 3.50%, 6-20-01
DEM      1,100,000                       -                  1,100,000        Treuhandanstalt, 7.375%, 12-2-02
GBP      200,000                         300,000            500,000          United Kingdom Treasury, 8.00%,
                                                                               6-10-03
         Total Sovereign Governments & Agencies--4.8%


continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)


 Rheinische Hypobank, 5.625%, 7-3-01                       -                    740,675              740,675
                                                          ------------------------------------------------------


 Federal Republic of Germany, 6.00%,
     9-15-03                                               -                    406,484              406,484
Government of Canada, 7.25%, 6-1-03                       121,394                -                   121,394
 Government of Canada, 6.50%, 6-1-04                       -                    193,564              193,564
 Government of France, 7.00%, 11-12-99                     -                    144,914              144,914
Government of France, 8.50%, 4-25-03                      226,934                -                   226,934
 Government of Netherlands, 8.25%,
     2-15-02                                               -                    133,754              133,754
 Government of Spain, 10.50%,
     10-30-03                                              -                    231,960              231,960
 Inter American Development
     Bank, 4.50%, 3-20-03                                  -                    505,411              505,411
 Kingdom of Belgium, 9.00%, 6-27-01                        -                    148,202              148,202
 Kingdom of Denmark, 8.00%, 5-15-03                        -                    187,172              187,172
 Kingdom of Sweden, 13.00%, 6-15-01                        -                    189,004              189,004
 Queensland Treasury Corporation Global
     Note, 8.00%, 7-14-99                                  -                    168,692              168,692
 Republic of Italy, 9.50%, 12-01-97                        -                    134,749              134,749
Republic of Italy, 3.50%, 6-20-01                         569,574               664,902              1,234,476
Treuhandanstalt, 7.375%, 12-2-02                          797,321                -                   797,321
United Kingdom Treasury, 8.00%,
     6-10-03                                              351,223               526,835              878,058
                                                          ------------------------------------------------------
                                                          2,066,446             3,635,643            5,702,089
                                                          ------------------------------------------------------

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

         Shares/                                     Pro Forma
         Principal                  Shares/          Combined
         Amount                     Principal        Shares/
         Strategic                  Amount           Prinicpal
         Allocation:                Capital          Amount
         Conservative               Manager          (Note 1)

         COMMERCIAL PAPER & OTHER SHORT-TERM INVESETMENTS(2)

         $520,000                   $300,000         $820,000          American Family Financial, 5.24%, 2-13-97
          -                          463,000          463,000           Banque Nationale de Paris, 5.17%,
                                                                           12-31-96
         800,000                     -                800,000          Caisse d'Amortissment de la
                                                                           Dette Sociale, 5.17%, 12-4-96
          -                          550,000          550,000           Emerson Electric, 5.17%, 12-2-96
          -                          800,000          800,000           Ford Motor Credit Corp., 5.17%, 12-3-96
         500,000                     500,000          1,000,000        General Re Corp., 5.17%, 12-16-96
         715,000                     540,000          1,255,000        Hitachi Credit Corp., 5.17%, 12-23-96
          -                          541,000          541,000           Hitachi Credit America Corp., 5.22%,
                                                                            4-30-97
         650,000                     165,000          815,000          IMI Funding Corp. (USA), 5.24%, 2-18-97
         650,000                     800,000          1,450,000        Kingdom of Sweden, 5.25%, 2-3-97
          -                          570,000          570,000           Merrill Lynch & Co., Inc., 5.25%, 1-30-97
          -                          1,000,000        1,000,000         Mitsubishi International, 5.25%, 1-10-97
          -                          1,500,000        1,500,000         Morgan Guaranty Euro Certificate
                                                                             of Deposit, 5.45%, 2-7-97
          -                          500,000          500,000           Morgan Stanley Group, Inc., 5.25%,
                                                                             1-27-97
         1,200,000                   -                1,200,000        National Australia, 5.25%, 1-7-97
          -                          289,000          289,000           Paccar Financial Corp., 5.25%, 1-17-97
         350,000                     -                350,000          Southwestern Bell, 5.17%, 12-24-96
         Total Commercial Paper--11.6%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

CONTINUATION OF COLUMNS



                                                                       Market Value                           Pro Forma
                                                                       Strategic          Market Value        Combined
                                                                       Allocation:        Capital             Market Value
                                                                       Conservative       Manager             (Note 1)



American Family Financial, 5.24%, 2-13-97                              514,238            296,656             810,894
 Banque Nationale de Paris, 5.17%, 12-31-96                             -                 460,798             460,798
Caisse d'Amortissment de la                                            799,648             -                  799,648
    Dette Sociale, 5.17%, 12-4-96
 Emerson Electric, 5.17%, 12-2-96                                       -                 549,911             549,911
 Ford Motor Credit Corp., 5.17%, 12-3-96                                -                 799,531             799,531
General Re Corp., 5.17%, 12-16-96                                      498,858            498,751             997,609
Hitachi Credit Corp., 5.17%, 12-23-96                                  712,671            538,099             1,250,770
 Hitachi Credit America Corp., 5.22%, 4-30-97                           -                 528,860             528,860
IMI Funding Corp. (USA), 5.24%, 2-18-97                                642,330            163,002             805,332
Kingdom of Sweden, 5.25%, 2-3-97                                       643,741            792,316             1,436,057
 Merrill Lynch & Co., Inc., 5.25%, 1-30-97                              -                 564,784             564,784
 Mitsubishi International, 5.25%, 1-10-97                               -                 993,668             993,668
 Morgan Guaranty Euro Certificate of Deposit,                           -                 1,484,705           1,484,705
      5.45%, 2-7-97
 Morgan Stanley Group, Inc., 5.25%, 1-27-97                             -                 495,650             495,650
National Australia, 5.25%, 1-7-97                                      1,193,401           -                  1,193,401
 Paccar Financial Corp., 5.25%, 1-17-97                                 -                 286,830             286,830
Southwestern Bell, 5.17%, 12-24-96                                     348,815             -                  348,815
                                                                     ------------------------------------------------------
                                                                       5,353,702          8,453,561           13,807,263
                                                                     ------------------------------------------------------
continued





Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)



                                                          Market Value                               Pro Forma
                                                          Strategic             Market Value         Combined
                                                          Allocation:           Capital              Market Value
                                                          Conservative          Manager              (Note 1)

TEMPORARY CASH INVESTMENTS
Repurchase Agreement, Merrill Lynch & Co. Inc.,
   (collateralized by U.S. Treasury obligations),
   in a joint trading account at 5.50%, dated
   11-29-96, due 12-2-96
   (Delivery value $400,183)                              400,000                -                   400,000


 Repurchase Agreement (Sanwa Bank), 5.70%, due
   12-2-96, collateralized by $632,000 par value
   U.S. Treasury Notes, 7.50%, due 11-15-01
  (Delivery Value $664,315)(5)                             -                    664,000              664,000
                                                          -------------------------------------------------------
Total Temporary Cash Investments-0.9%                     400,000                664,000             1,064,000
                                                          -------------------------------------------------------
                                                          $36,719,052           $82,189,879          $118,908,931
                                                          =======================================================

TOTAL INVESTMENT SECURITIES--100.0%

continued




Pro Forma Combining
American Century Strategic Allocation:  Conservative and
American Century Capital Manager Fund
Schedule of Investments (continued)
November 30, 1996 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (Strategic Allocation: Conservative)
                                                                                     Unrealized
Contracts                                Settlement                     Value           Gain
to Sell                                  Dates                          $115,043     $1,262
149,638 CHF                              12-31-96                       253,474       2,156
389,171 DEM                              12-30-96                       98,820        1,111
515,966 FRF                              12-31-96                       200,810       2,346
22,759,125 JPY                           12-30-96                       36,530          322
                                                                        --------     ------
62,919 NLG                               12-31-96                       $704,677     $7,197
(Value on Settlement Date $711,874)                                     ========     ======

FUTURES CONTRACTS (Capital Manager)
                                                               Underlying
                                         Expiration            Face Amount      Unrealized
Purchased                                Date                  at Value Gain

2 S&P 500                                December
Futures                                  1996                  $758,250         $97,250
                                                               ========         =======

Notes to Schedule of Investments

ADR = American  Depositary  Receipt
AUD = Australian  Dollar
BEF = Belgian Franc
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
DEM = German Mark
ESP = Spanish Peseta
FHLMC = Federal Home Loan Mortgage  Corporation
FNMA = Federal National Mortgage Association
FRF = French  Franc
GBP = British  Pound
GDR = Global  Depositary Receipt
GNMA = Government National Mortgage Association
ITL = Italian Lira
JPY = Japanese  Yen
NLG = Netherlands  Guilder
ORD = Foreign  Ordinary  Share
SEK = Swedish Krona
(1) Non-income producing
(2) Rates disclosed represent effective yield to maturity as of November 30,
1996.
(3) Final maturity indicated.
(4) Security was purchased  under Rule 144A of the  Securities  Act of 1933 and, unless registered under the Act or exempted from registration,  may only be sold
to  qualified  institutional   investors.  The  aggregate  value  of  restricted
securities at November 30, 1996, was $421,322, which represented 0.5% of the net assets of the Capital  Manager  Fund.
(5) Security has been  segregated  at the custodian bank for futures contracts.

                      AGREEMENT AND PLAN OF REORGANIZATION
                                  BY AND AMONG

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                                       and
                         AMERICAN CENTURY MANAGER FUNDS


                         DATED __________________, 1997


                               TABLE OF CONTENTS

1.  Transfer of Assets of the Acquired Fund.............................
2.  Liquidating Distributions and Termination of the Acquired Fund......
3.  Valuation Times.....................................................
4.  Certain Representations, Warranties and Agreements
     of the Acquired Company............................................
5.  Certain Representations, Warranties and Agreements
     of the Acquiring Company...........................................
6.  Shareholder Action on Behalf of the Acquired Fund...................
7.  Registration Statement and Proxy Solicitation Materials.............
8.  Effective Times of the Reorganization...............................
9.  The Acquiring Company's Conditions..................................
10. The Acquired Company's Conditions...................................
11. Tax Documents.......................................................
12. Further Assurances..................................................
13. Termination of Representations and Warranties.......................
14. Termination of Agreement............................................
15. Amendment and Waiver................................................
16. Governing Law.......................................................
17. Successors and Assigns..............................................
18. Beneficiaries.......................................................
19. Acquired Company Liability..........................................
20. Acquiring Company Liability.........................................
21. Notices.............................................................
22. Expenses............................................................
23. Entire Agreement....................................................
24. Counterparts........................................................


                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION made as of ________________, 1997 by and among American Century Strategic Asset Allocations, Inc., a Maryland Corporation, (the "Acquiring Company"), and American Century Manager Funds, a Massachusetts business trust (the "Acquired Company").


WHEREAS, the parties desire that substantially all of the assets and liabilities of the Acquired Company be transferred to, and be acquired and assumed by, an Acquiring Company portfolio in exchange for Investor Class shares of the Acquiring Company portfolio which shall thereafter be distributed by the Acquired Company to the holders of shares of its portfolios, all as described in this Agreement (the "Reorganization");


WHEREAS, the parties intend that the transfers of assets, assumptions of liabilities and distributions of shares in the Acquired Fund (as defined in Section 1.2) be treated as a tax-free reorganization under Section 368(a)(1)(c), 368(a)(1)(D) or 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"); and


WHEREAS, the parties intend that in connection with the Reorganization the Acquired Fund shall be terminated under state law and de-registered as described in this Agreement.


NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, the Acquiring Company and the Acquired Company agree as follows:


1.       TRANSFER OF ASSETS OF THE ACQUIRED FUND.

         1.1.     At the Effective Time of the Reorganization (as defined in
                  Section 8) with respect to the Acquired Fund, all property of every description, and all interests, rights, privileges and powers of the Acquired Fund other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 4.7 (such assets, the "Acquired Fund Assets") shall be transferred and conveyed by the Acquired Fund to the Acquiring Company on behalf of one of its portfolios as set forth in Section 1.2 (the "Acquiring Fund"), and shall be accepted by the Acquiring Company on behalf of such Acquiring Fund, and the Acquiring Company, on behalf of such Acquiring Fund, shall assume all known liabilities whether accrued, absolute, contingent or otherwise, of the Acquired Fund reflected in the calculation of such Acquired Fund's net asset value (the "Acquired Fund Liabilities"), so that at and after the Effective Time of the Reorganization with respect to the Acquired Fund: (i) all assets of the Acquired Fund shall become and be the assets of its Acquiring Fund; and (ii) all known liabilities of the Acquired Fund reflected as such in the calculation of the Acquired Fund's net asset value shall attach to the Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the extent as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, other investments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the Acquired Fund's books, at the Effective Time of the Reorganization of the Acquired Fund, and all good will, all other intangible property and all books and records belonging to the Acquired Fund. Recourse by any person for the Acquired Fund Liabilities assumed by the Acquiring Fund shall, at and after the Effective Time of the Reorganization of the Acquired Fund, be limited to the Acquiring Fund.

         1.2. The assets of the Acquired Fund shall be acquired by the Acquiring Fund identified below opposite its name, and the holders of the Acquired Fund shall receive the class of shares of common stock of the Acquiring Fund identified below opposite the name of such class:

                  Acquired Fund                           Acquiring Fund
                  -------------                           --------------

                AMERICAN CENTURY                         AMERICAN CENTURY
                    MANAGER                                 STRATEGIC
                     FUNDS                            ASSET ALLOCATIONS, INC.

        American Century Capital Manager            American Century Strategic
                     Fund                        Allocation: Conservative Fund -
                                                      Investor Class Shares



         1.3. In exchange for the transfer of the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities, the Acquiring Company shall simultaneously issue at the applicable Effective Time of the Reorganization to the Acquired Fund a number of full and fractional shares to the third decimal place, of the Acquiring Fund and class specified in Section 1.2 all determined and adjusted as provided in this Agreement. The number of shares of such class of the Acquiring Fund so issued will have an aggregate net asset value equal to the value of the Acquired Fund Assets that are represented by shares of the corresponding Acquired Fund, the holders of which shall receive shares of such class of the Acquiring Fund, as specified in Section 1.2, all determined and adjusted as provided in this Agreement.

         1.4. The net asset value of such class of shares of the Acquiring Fund and the net asset value of the Acquired Fund shall be determined as of the applicable Valuation Time with respect to the Acquired Fund specified in Section 3.

         1.5. The net asset value of such class of shares of the Acquiring Fund shall be computed in the manner set forth in the Acquiring Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Acquired Fund Assets to be transferred by the Acquired Company shall be computed by the Acquired Company and shall be subject to adjustment by the amount, if any, agreed to by the Acquiring Company and the Acquired Company. In determining the value of the securities transferred by the Acquired Fund to the Acquiring Fund, each security shall be priced in accordance with the policies and procedures of the Acquiring Company as described in its then current prospectuses and statement of additional information and adopted by the Acquiring Company's Board of Directors, which are and shall be consistent with the policies now in effect for the Acquired Company. Price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Company, provided that such determination shall be subject to the approval of the Acquired Company.


2. LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE ACQUIRED FUND. Immediately after the Effective Time of the Reorganization with respect to the Acquired Fund, the Acquired Fund shall distribute in complete liquidation pro rata to the record holders of its shares at the applicable Effective Time of the Reorganization the shares of the Acquiring Fund identified in Section 1.2 to be received by the record holders of such Acquired Fund. In addition, each shareholder of record of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of the Acquired Fund that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from the Acquired Company, the Acquiring Company shall record on its books the ownership of shares of the Acquiring Fund by the record holders of shares of the Acquired Fund identified in Section 1.2. All of the issued and outstanding shares of the Acquired Fund shall be redeemed and canceled on the books of the Acquired Company at the Effective Time of the Reorganization of the Acquired Fund and shall thereafter represent only the right to receive the shares of the Acquiring Fund identified in Section 1.2, and the Acquired Fund's transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization with respect to the Acquired Fund, the Acquired Company shall make filings and take all other steps as shall be necessary and proper to effect its complete dissolution, and shall file an application pursuant to Section 8 (f) of the Investment Company Act of 1940, as amended (the "1940 Act") for an order declaring that it has ceased to be an investment company and any and all documents that may be necessary to terminate its existence under state law. After the Effective Time of the Reorganization with respect to the Acquired Fund, the Acquired Company shall not conduct any business except in connection with its liquidation, dissolution, and deregistration.

3.       VALUATION TIMES.

         Subject to Section 1.5 hereof, the Valuation Time for the Reorganization with respect to the Acquired Fund shall be as set forth in the Acquired Fund's prospectus, on such date as may be agreed in writing by the duly authorized officers of both parties hereto.

4.       CERTAIN  REPRESENTATIONS,  WARRANTIES  AND  AGREEMENTS  OF THE ACQUIRED
         COMPANY.

         The Acquired Company, on behalf of itself and the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Company as follows:

         4.1. The Acquired Company is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. The Acquired Fund is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

         4.2. It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

         4.3. This Agreement has been duly authorized, executed and delivered by the Acquired Company, and represents the Acquired Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquired Company's Declaration of Trust, By-laws, or any agreement or arrangement to which it is a party or by which it is bound.

         4.4. The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since its first taxable year; has been such a regulated investment company at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to the Acquired Fund.

         4.5. All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Fund Assets or properly shown to be due on any return filed by any Acquired Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Fund Assets.

         4.6. The financial statements of the Acquired Fund for the fiscal year or period ended November 30, 1996, examined by KPMG Peat Marwick LLP, copies of which have been previously furnished to the Acquiring Company, present fairly the financial position of the Acquired Fund as of November 30, 1996 and the results of its operations for the year then ending, in conformity with generally accepted accounting principles.

         4.7. Prior to the Valuation Time, the Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, if any, for the taxable periods or years ended on or before the Acquired Fund's most recent fiscal year end, and for the period from said date to and including the Effective Time of the Reorganization applicable to the Acquired Fund (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before the Acquired Fund's fiscal year end and for the period from said date to and including the Effective Time of the Reorganization applicable to the Acquired Fund.

         4.8. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Fund, there shall be no known liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding shares.

         4.9. There are no legal, administrative or other proceedings pending or, to the Acquired Company's knowledge threatened, against the Acquired Company or the Acquired Fund which could result in liability on the part of the Acquired Company or the Acquired Fund.

         4.10. Subject to the approvals of shareholders, at both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquired Fund, it shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets of such Acquired Fund and, upon delivery and payment for the Acquired Fund Assets as contemplated herein, the Acquiring Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

         4.11. No consent, approval, authorization or order of any court or mutual authority is required for the consummation by the Acquired Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, the rules and regulations under those Acts, and state securities laws.

         4.12. Insofar as the following relate to the Acquired Company, the registration statement filed by the Acquiring Company on Form N-14 relating to the shares and class thereof of the Acquiring Fund that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Company and the prospectus of the Acquiring Company with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at the Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Company for use in the N-14 Registration Statement.

         4.13. All of the issued and outstanding shares of the Acquired Fund have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of the Acquired Fund has any preemptive right of subscription or purchase in respect of such shares.

5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING COMPANY. The Acquiring Company, on behalf of itself and the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Company as follows:

         5.1. It is a Maryland corporation duly created pursuant to its Articles of Incorporation for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to the State of Maryland. The Acquiring Fund is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

         5.2. It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

         5.3. This Agreement has been duly authorized, executed and delivered by the Acquiring Company, and represents the Acquiring Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquiring Company's Articles of Incorporation or By-laws or any agreement or arrangement to which it is a party or by which it is bound.

         5.4. The Acquiring Fund has elected to qualify, and has qualified, as a "regulated investment company" under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since its first taxable year; the Acquiring Fund has been such a regulated investment company at all times since the end of its first taxable year when it so qualified and intends to continue to qualify as a regulated investment company.

         5.5. The financial statements of the Acquiring Fund for its period ended November 30, 1996, examined by Ernst & Young LLP, copies of which have been previously furnished to the Acquired Company, present fairly the financial position of the Acquiring Fund as of November 30, 1996 and the results of its operations for the period then ending, in conformity with generally accepted accounting principles.

         5.6. At both the Valuation Time and the Effective Time of the Reorganization with respect to the Acquiring Fund, there shall be no known liabilities of the Acquiring Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes to be issued pursuant to this Agreement.

         5.7. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Company or the Acquiring Fund which could result in liability on the part of the Acquiring Company or the Acquiring Fund.

         5.8. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, and state securities laws.

         5.9. Insofar as the following relate to the Acquiring Company, the N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at each Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Company for use in the N-14 Registration Statement.

         5.10. The shares of the class of the Acquiring Fund to be issued and delivered to the Acquired Fund for the account of record holders of shares of the Acquired Fund pursuant to the terms hereof shall have been duly authorized as of the Effective Time of the Reorganization and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Company shall have any preemptive right of subscription or purchase in respect thereto.

6.       SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED FUND.

         6.1. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to the Acquired Fund and as a condition to the Reorganization, the Board of Trustees of the Acquired Company shall call, and the Acquired Company shall hold, a meeting of the shareholders of the Acquired Fund for the purpose of considering and voting upon:

                  6.1.1. Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

                           6.1.1.1. The transfer of the Acquired Fund Assets
                                    belonging to the Acquired Fund to the
                                    Acquiring Fund, and the assumption by the Acquiring Fund of the Acquired Fund Liabilities of such Acquired Fund, in exchange for a class of shares of the Acquiring Fund, as set forth in Section 1.2;

                           6.1.1.2. The liquidation of the Acquired Fund through
                                    the distribution to its record holders of shares of the class of shares of the Acquiring Fund as described in this Agreement; and

                  6.1.2. Such other matters as may be determined by the Board of Trustees or authorized officers of the parties.

         6.2. Approval of this Agreement and Plan of Reorganization by the shareholders of the Acquired Fund shall constitute the waiver of the application of any fundamental policy of the Acquired Fund that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

7. REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS. The Acquiring Company shall file the N-14 Registration Statement under the 1933 Act, and the Acquired Company shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. Each of the Acquiring Company and the Acquired Company has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-14 Registration Statement.

8. EFFECTIVE TIMES OF THE REORGANIZATION. Delivery of the Acquired Fund Assets of the Acquired Fund and the shares of the class of the Acquiring Fund to be issued pursuant to Section 1 and the liquidation of the Acquired Fund pursuant to Section 2 shall occur at the opening of business on the next business day following the Valuation Time applicable to the Acquired Fund, or on such other date, and at such place and time and date, as may be determined by the President or any Vice President of each party hereto. The respective date and time at which such actions are taken with respect to the Acquired Fund are referred to herein as the "Effective Time of the Reorganization." To the extent any Acquired Fund Assets are, for any reason, not transferred at the applicable Effective Time of the Reorganization, the Acquired Company shall cause such Acquired Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

9. THE ACQUIRING COMPANY'S CONDITIONS. The obligations of the Acquiring Company hereunder with respect to the Acquiring Fund shall be subject to the following conditions precedent:

         9.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Fund, in the manner required by law.

         9.2. The Acquired Company shall have duly executed and delivered to the Acquiring Company such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of the Acquired Company and the Acquired Fund in and to the Acquired Fund Assets of the Acquired Fund. The Acquired Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

         9.3. All representations and warranties made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Fund, there shall have been no material adverse change in the financial position of the Acquired Fund since November 30, 1996 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         9.4. The Acquiring Company shall have received an opinion of Dechert Price & Rhoads addressed to the Acquiring Company and the Acquired Company in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Fund, substantially to the effect that for federal income tax purposes: (i) the transfers of all of the Acquired Fund Assets hereunder, and the assumption by the Acquiring Fund of Acquired Fund Liabilities, in exchange for shares of any class of the Acquiring Fund, and the distribution of said shares to the shareholders of the Acquired Fund, as provided in this Agreement, will each constitute a reorganization within the meaning of Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Code and
                  with respect to each reorganization, the Acquired Fund and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund as a result of such transactions; (iii) in accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of such transactions; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the distribution to them by the Acquired Fund of shares of any class of the Acquiring Fund in exchange for their shares of the Acquired Fund; (v) in accordance with Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transactions; (vi) in accordance with Section 362(b) of the Code, the basis of the Acquired Fund Assets to the Acquiring Fund will be the same as the basis of the Acquired Fund Assets in the hands of the Acquired Fund immediately prior to the exchange; (vii) in accordance with Section 1223(1) of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and (viii) in accordance with Section 1223(2) of the Code, the holding period of the Acquiring Fund with respect to the Acquired Fund Assets will include the period for which the Acquired Fund Assets were held by the Acquired Fund.

         9.5. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

         9.6. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

         9.7. The President or a Vice President of the Acquired Company shall have certified that the Acquired Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

10. THE ACQUIRED COMPANY'S CONDITIONS. The obligations of the Acquired Company hereunder with respect to the Acquired Fund shall be subject to the following conditions precedent:

         10.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of the Acquired Fund, in the manner required by law.

         10.2. All representations and warranties of the Acquiring Company made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to the Acquired Fund, there shall have been no material adverse change in the financial condition of the Acquiring Fund since November 30, 1996 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         10.3. The Acquired Company shall have received an opinion of Dechert Price & Rhoads, addressed to the Acquiring Company and the Acquired Company in a form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to the Acquired Fund, with respect to the matters specified in
                  Section 9.4.

         10.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

         10.5. The Acquired Company shall not sell or otherwise dispose of any shares of the Acquiring Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

         10.6. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

         10.7. The President or a Vice President of the Acquiring Company shall have certified that the Acquiring Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

11. TAX DOCUMENTS. The Acquired Company shall deliver to the Acquiring Company at the Effective Time of the Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Acquired Fund Assets then delivered to the Acquiring Fund in accordance with the terms of this Agreement.

12. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

13. TERMINATION OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties set forth in this Agreement shall terminate at the Effective Time of the Reorganization

14.      TERMINATION OF AGREEMENT.

         14.1. This Agreement may be terminated prior to the Effective Time of the Reorganization by the Board of Directors of the Acquiring Company or the Board of Trustees of the Acquired Company, as provided below:

                  14.1.1. By the Acquiring Company if the conditions set forth in Section 9 are not satisfied as specified in said Section;

                  14.1.2. By the Acquired Company if the conditions set forth in Section 10 are not satisfied as specified in said Section;

                  14.1.3.  By the mutual consent of the parties.

         14.2. If a party terminates this Agreement because one or more of its conditions precedent have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other; provided, however, that if such termination is by the Acquiring Company pursuant to Section 14.1.1 as a result of a breach by the Acquired Company of any of its representations, warranties or covenants in this Agreement, or such termination is by the Acquired Company pursuant to Section 14.1.2 as a result of a breach by the Acquiring Company of any of its representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party's right to damages on account of such other party's breach.

15. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Acquired Company, (a) the parties hereto may, by written agreement authorized by their respective Board of Directors or Trustees, as the case may be, or their respective Presidents or any Vice Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and executed by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

16. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of Maryland without giving effect to the conflicts of law principles otherwise applicable therein.

17. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

18. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

19.      ACQUIRED COMPANY LIABILITY.

         19.1. The name "American Century Manager Funds" and "Trustees of American Century Manager Funds" refer respectively to the trusts created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated July 12, 1994, which is hereby referred to and copies of which are on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquired Company. The obligations of the Acquired Company entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquired Company personally, but bind only the trust property, and all persons dealing with any portfolio of the Acquired Company must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Acquired Company.

         19.2. Both parties specifically acknowledge and agree that any liability of the Acquired Company under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of the Acquired Company, if any, shall be liable with respect thereto.

20.      ACQUIRING COMPANY LIABILITY.

         20.1. Both parties specifically acknowledge and agree that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of that Acquiring Fund and that no other portfolio of the Acquiring Company shall be liable with respect thereto.

21. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:



                            If to Acquiring Company:
                                    Pat Looby
                                4500 Main Street
                           Kansas City, Missouri 64111

                             If to Acquired Company:
                                    Pat Looby
                                4500 Main Street
                           Kansas City, Missouri 64111

22. EXPENSES. Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne by American Century Investment Management, Inc. or one or more of its affiliates.

23. ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

24. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.


AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

ATTEST:



---------------------------------------  By:----------------------------------


AMERICAN CENTURY MANAGER FUNDS

ATTEST:


--------------------------------------   By:----------------------------------



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